Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SPDR SERIES TRUST
Entity Central Index Key	0001064642
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000126354
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg 1-10 Year TIPS ETF
Trading Symbol	TIPX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Bloomberg 1-10 Year TIPS ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg 1-10 Year TIPS ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy, elevated interest rates, and increased Treasury market volatility were the primary drivers of Fund performance during the reporting period. After beginning its rate-cutting cycle in late 2025, the Fed remained cautious through the first half of 2026 as persistent inflation pressures, resilient economic activity, and a relatively firm labor market reduced expectations for additional near-term easing. Treasury yields were volatile during the period as investors reassessed the outlook for Fed policy, inflation, and geopolitical risks. Ten-year TIPS yields rose from 1.93% to 2.22%, after reaching a low of 1.65% during the period, creating periods of volatility for intermediate-duration TIPS. Although rising yields created a headwind for prices, the sector generated positive returns as elevated starting yields provided attractive income and inflation adjustments contributed positively to performance. Persistent inflation pressures and heightened geopolitical uncertainty also supported inflation-protected securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	TIPX	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,031	$10,063	$10,032
08/31/16	$9,979	$10,052	$9,981
09/30/16	$10,055	$10,046	$10,058
10/31/16	$10,041	$9,969	$10,045
11/30/16	$9,892	$9,733	$9,897
12/31/16	$9,901	$9,747	$9,907
01/31/17	$9,974	$9,766	$9,982
02/28/17	$9,997	$9,832	$10,007
03/31/17	$10,001	$9,827	$10,016
04/30/17	$10,046	$9,902	$10,059
05/31/17	$10,041	$9,979	$10,054
06/30/17	$9,959	$9,969	$9,974
07/31/17	$10,008	$10,011	$10,024
08/31/17	$10,077	$10,101	$10,094
09/30/17	$10,026	$10,053	$10,045
10/31/17	$10,040	$10,059	$10,060
11/30/17	$10,028	$10,046	$10,050
12/31/17	$10,077	$10,092	$10,098
01/31/18	$9,999	$9,976	$10,022
02/28/18	$9,952	$9,881	$9,975
03/31/18	$10,030	$9,945	$10,059
04/30/18	$10,016	$9,871	$10,044
05/31/18	$10,062	$9,941	$10,090
06/30/18	$10,089	$9,929	$10,121
07/31/18	$10,048	$9,931	$10,079
08/31/18	$10,116	$9,995	$10,148
09/30/18	$10,043	$9,931	$10,076
10/31/18	$9,963	$9,852	$9,996
11/30/18	$9,994	$9,911	$10,031
12/31/18	$10,034	$10,093	$10,070
01/31/19	$10,148	$10,200	$10,185
02/28/19	$10,158	$10,195	$10,195
03/31/19	$10,291	$10,390	$10,332
04/30/19	$10,334	$10,393	$10,376
05/31/19	$10,447	$10,577	$10,496
06/30/19	$10,550	$10,710	$10,597
07/31/19	$10,567	$10,734	$10,614
08/31/19	$10,705	$11,012	$10,756
09/30/19	$10,612	$10,953	$10,663
10/31/19	$10,641	$10,986	$10,693
11/30/19	$10,641	$10,981	$10,695
12/31/19	$10,712	$10,973	$10,768
01/31/20	$10,855	$11,184	$10,911
02/29/20	$10,950	$11,386	$11,009
03/31/20	$10,747	$11,319	$10,807
04/30/20	$10,967	$11,520	$11,030
05/31/20	$11,035	$11,573	$11,098
06/30/20	$11,156	$11,646	$11,218
07/31/20	$11,317	$11,820	$11,388
08/31/20	$11,477	$11,725	$11,548
09/30/20	$11,434	$11,718	$11,506
10/31/20	$11,385	$11,666	$11,458
11/30/20	$11,472	$11,781	$11,546
12/31/20	$11,615	$11,797	$11,690
01/31/21	$11,686	$11,712	$11,764
02/28/21	$11,593	$11,543	$11,672
03/31/21	$11,607	$11,399	$11,689
04/30/21	$11,757	$11,489	$11,846
05/31/21	$11,864	$11,527	$11,952
06/30/21	$11,872	$11,608	$11,961
07/31/21	$12,151	$11,737	$12,247
08/31/21	$12,125	$11,715	$12,219
09/30/21	$12,072	$11,614	$12,165
10/31/21	$12,169	$11,610	$12,263
11/30/21	$12,196	$11,645	$12,292
12/31/21	$12,250	$11,615	$12,356
01/31/22	$12,100	$11,365	$12,199
02/28/22	$12,215	$11,238	$12,315
03/31/22	$12,026	$10,926	$12,129
04/30/22	$11,912	$10,511	$12,021
05/31/22	$11,904	$10,579	$12,009
06/30/22	$11,610	$10,413	$11,712
07/31/22	$12,030	$10,667	$12,137
08/31/22	$11,744	$10,366	$11,849
09/30/22	$11,162	$9,918	$11,258
10/31/22	$11,283	$9,790	$11,381
11/30/22	$11,418	$10,150	$11,519
12/31/22	$11,322	$10,104	$11,443
01/31/23	$11,492	$10,415	$11,595
02/28/23	$11,358	$10,145	$11,461
03/31/23	$11,668	$10,403	$11,784
04/30/23	$11,691	$10,466	$11,803
05/31/23	$11,558	$10,352	$11,670
06/30/23	$11,499	$10,315	$11,616
07/31/23	$11,555	$10,308	$11,668
08/31/23	$11,507	$10,242	$11,621
09/30/23	$11,395	$9,982	$11,512
10/31/23	$11,384	$9,824	$11,501
11/30/23	$11,596	$10,269	$11,711
12/31/23	$11,815	$10,662	$11,945
01/31/24	$11,873	$10,633	$11,990
02/29/24	$11,769	$10,483	$11,887
03/31/24	$11,852	$10,580	$11,981
04/30/24	$11,739	$10,312	$11,867
05/31/24	$11,897	$10,487	$12,031
06/30/24	$11,990	$10,587	$12,118
07/31/24	$12,162	$10,834	$12,294
08/31/24	$12,238	$10,990	$12,379
09/30/24	$12,391	$11,137	$12,534
10/31/24	$12,235	$10,860	$12,378
11/30/24	$12,297	$10,975	$12,434
12/31/24	$12,187	$10,796	$12,333
01/31/25	$12,332	$10,853	$12,480
02/28/25	$12,538	$11,092	$12,695
03/31/25	$12,662	$11,096	$12,818
04/30/25	$12,742	$11,140	$12,900
05/31/25	$12,691	$11,060	$12,850
06/30/25	$12,791	$11,230	$12,951
07/31/25	$12,826	$11,200	$12,987
08/31/25	$13,040	$11,334	$13,208
09/30/25	$13,035	$11,458	$13,203
10/31/25	$13,052	$11,529	$13,224
11/30/25	$13,097	$11,601	$13,266
12/31/25	$13,059	$11,584	$13,242
01/31/26	$13,132	$11,596	$13,306
02/28/26	$13,239	$11,786	$13,419
03/31/26	$13,146	$11,578	$13,327
04/30/26	$13,299	$11,591	$13,484
05/31/26	$13,299	$11,628	$13,488
06/30/26	$13,232	$11,656	$13,420

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
TIPX	3.44%	2.19%	2.84%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-10 Year U.S. Government Inflation-Linked Bond Index	3.62%	2.33%	2.99%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,998,200,595
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 2,717,312
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,998,200,595 Number of Portfolio Holdings33 Portfolio Turnover Rate20% Total Advisory Fees Paid$2,717,312
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	98.7%
Short-Term Investments	0.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	4.2%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	4.1%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	4.0%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 01/15/36	3.8%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	3.8%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 10/15/30	3.7%
U.S. Treasury Inflation-Indexed Notes, 1.13%, due 01/15/33	3.6%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/30	3.6%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.5%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 1-10 Year TIPS ETF to the State Street® SPDR® Bloomberg 1-10 Year TIPS ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 1-10 Year TIPS ETF to the State Street® SPDR® Bloomberg 1-10 Year TIPS ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047963
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg 1-3 Month T-Bill ETF
Trading Symbol	BIL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Bloomberg 1-3 Month T-Bill ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg 1-3 Month T-Bill ETF	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period were changes in short-term interest rates and expectations for U.S. Federal Reserve ("Fed") policy. The Fed remained on hold through September 2025 before cutting rates three times in the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% by December 2025. The Fed cited easing inflation pressures and softer labor market conditions as reasons for the cuts, though inflation concerns reemerged in early 2026.

In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices and renewed inflation concerns. As a result, expectations for additional monetary easing diminished and volatility increased across fixed income markets. Performance across the 1-3 month Treasury bill market was primarily influenced by changes in policy expectations and corresponding movements in front-end Treasury yields as investors reassessed the outlook for inflation and monetary policy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	BIL	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Month U.S. Treasury Bill Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,001	$10,063	$10,002
08/31/16	$10,002	$10,052	$10,004
09/30/16	$10,003	$10,046	$10,007
10/31/16	$10,004	$9,969	$10,009
11/30/16	$10,005	$9,733	$10,011
12/31/16	$10,007	$9,747	$10,014
01/31/17	$10,010	$9,766	$10,018
02/28/17	$10,012	$9,832	$10,022
03/31/17	$10,014	$9,827	$10,025
04/30/17	$10,019	$9,902	$10,031
05/31/17	$10,024	$9,979	$10,037
06/30/17	$10,031	$9,969	$10,045
07/31/17	$10,037	$10,011	$10,052
08/31/17	$10,044	$10,101	$10,061
09/30/17	$10,052	$10,053	$10,070
10/31/17	$10,059	$10,059	$10,079
11/30/17	$10,067	$10,046	$10,087
12/31/17	$10,075	$10,092	$10,096
01/31/18	$10,085	$9,976	$10,107
02/28/18	$10,093	$9,881	$10,117
03/31/18	$10,106	$9,945	$10,130
04/30/18	$10,118	$9,871	$10,144
05/31/18	$10,132	$9,941	$10,159
06/30/18	$10,147	$9,929	$10,174
07/31/18	$10,162	$9,931	$10,190
08/31/18	$10,179	$9,995	$10,207
09/30/18	$10,192	$9,931	$10,223
10/31/18	$10,210	$9,852	$10,242
11/30/18	$10,228	$9,911	$10,261
12/31/18	$10,246	$10,093	$10,280
01/31/19	$10,265	$10,200	$10,301
02/28/19	$10,283	$10,195	$10,320
03/31/19	$10,303	$10,390	$10,341
04/30/19	$10,322	$10,393	$10,361
05/31/19	$10,344	$10,577	$10,383
06/30/19	$10,363	$10,710	$10,405
07/31/19	$10,381	$10,734	$10,424
08/31/19	$10,399	$11,012	$10,443
09/30/19	$10,415	$10,953	$10,461
10/31/19	$10,432	$10,986	$10,480
11/30/19	$10,444	$10,981	$10,492
12/31/19	$10,457	$10,973	$10,507
01/31/20	$10,469	$11,184	$10,521
02/29/20	$10,482	$11,386	$10,535
03/31/20	$10,501	$11,319	$10,557
04/30/20	$10,500	$11,520	$10,557
05/31/20	$10,499	$11,573	$10,557
06/30/20	$10,499	$11,646	$10,559
07/31/20	$10,500	$11,820	$10,560
08/31/20	$10,499	$11,725	$10,561
09/30/20	$10,499	$11,718	$10,562
10/31/20	$10,499	$11,666	$10,563
11/30/20	$10,498	$11,781	$10,564
12/31/20	$10,498	$11,797	$10,564
01/31/21	$10,497	$11,712	$10,565
02/28/21	$10,497	$11,543	$10,566
03/31/21	$10,496	$11,399	$10,566
04/30/21	$10,495	$11,489	$10,566
05/31/21	$10,494	$11,527	$10,566
06/30/21	$10,493	$11,608	$10,566
07/31/21	$10,492	$11,737	$10,567
08/31/21	$10,491	$11,715	$10,567
09/30/21	$10,490	$11,614	$10,567
10/31/21	$10,489	$11,610	$10,568
11/30/21	$10,488	$11,645	$10,568
12/31/21	$10,488	$11,615	$10,569
01/31/22	$10,487	$11,365	$10,569
02/28/22	$10,486	$11,238	$10,570
03/31/22	$10,487	$10,926	$10,572
04/30/22	$10,488	$10,511	$10,574
05/31/22	$10,491	$10,579	$10,580
06/30/22	$10,495	$10,413	$10,585
07/31/22	$10,502	$10,667	$10,594
08/31/22	$10,520	$10,366	$10,613
09/30/22	$10,542	$9,918	$10,635
10/31/22	$10,561	$9,790	$10,658
11/30/22	$10,592	$10,150	$10,692
12/31/22	$10,630	$10,104	$10,729
01/31/23	$10,662	$10,415	$10,766
02/28/23	$10,698	$10,145	$10,803
03/31/23	$10,742	$10,403	$10,847
04/30/23	$10,780	$10,466	$10,889
05/31/23	$10,821	$10,352	$10,933
06/30/23	$10,869	$10,315	$10,979
07/31/23	$10,912	$10,308	$11,028
08/31/23	$10,961	$10,242	$11,078
09/30/23	$11,010	$9,982	$11,127
10/31/23	$11,058	$9,824	$11,178
11/30/23	$11,106	$10,269	$11,228
12/31/23	$11,157	$10,662	$11,281
01/31/24	$11,205	$10,633	$11,330
02/29/24	$11,251	$10,483	$11,378
03/31/24	$11,301	$10,580	$11,430
04/30/24	$11,349	$10,312	$11,479
05/31/24	$11,403	$10,487	$11,535
06/30/24	$11,449	$10,587	$11,583
07/31/24	$11,499	$10,834	$11,635
08/31/24	$11,554	$10,990	$11,691
09/30/24	$11,601	$11,137	$11,741
10/31/24	$11,646	$10,860	$11,787
11/30/24	$11,691	$10,975	$11,834
12/31/24	$11,737	$10,796	$11,881
01/31/25	$11,779	$10,853	$11,925
02/28/25	$11,816	$11,092	$11,964
03/31/25	$11,855	$11,096	$12,005
04/30/25	$11,896	$11,140	$12,047
05/31/25	$11,939	$11,060	$12,092
06/30/25	$11,978	$11,230	$12,133
07/31/25	$12,021	$11,200	$12,178
08/31/25	$12,066	$11,334	$12,225
09/30/25	$12,106	$11,458	$12,266
10/31/25	$12,148	$11,529	$12,311
11/30/25	$12,183	$11,601	$12,348
12/31/25	$12,224	$11,584	$12,390
01/31/26	$12,259	$11,596	$12,428
02/28/26	$12,293	$11,786	$12,462
03/31/26	$12,328	$11,578	$12,500
04/30/26	$12,364	$11,591	$12,538
05/31/26	$12,401	$11,628	$12,576
06/30/26	$12,437	$11,656	$12,614

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
BIL	3.83%	3.46%	2.20%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-3 Month U.S. Treasury Bill Index	3.96%	3.61%	2.35%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 46,347,447,690
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 59,070,773
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$46,347,447,690 Number of Portfolio Holdings19 Total Advisory Fees Paid$59,070,773
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	99.7%
Short-Term Investments	5.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.53%, due 08/06/26	12.0%
U.S. Treasury Bills, 3.63%, due 09/03/26	9.0%
U.S. Treasury Bills, 3.53%, due 08/27/26	7.2%
U.S. Treasury Bills, 3.63%, due 09/17/26	7.0%
U.S. Treasury Bills, 3.62%, due 09/10/26	7.0%
U.S. Treasury Bills, 3.63%, due 09/24/26	7.0%
U.S. Treasury Bills, 3.66%, due 08/13/26	6.9%
U.S. Treasury Bills, 3.50%, due 08/20/26	6.7%
U.S. Treasury Bills, 3.58%, due 08/11/26	6.0%
U.S. Treasury Bills, 3.66%, due 08/25/26	6.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 1-3 Month T-Bill ETF to the State Street® SPDR® Bloomberg 1-3 Month T-Bill ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 1-3 Month T-Bill ETF to the State Street® SPDR® Bloomberg 1-3 Month T-Bill ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000222017
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg 3-12 Month T-Bill ETF
Trading Symbol	BILS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Bloomberg 3-12 Month T-Bill ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg 3-12 Month T-Bill ETF	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period were changes in short-term interest rates and monetary policy expectations. The U.S. Federal Reserve (the "Fed" remained on hold through September 2025 before cutting rates three times in the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% by December 2025. The Fed cited easing inflation pressures and softer labor market conditions as reasons for the cuts, though inflation concerns reemerged in early 2026.

In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices and renewed inflation concerns. As a result, expectations for additional monetary easing diminished and volatility increased across fixed income markets. Despite these developments, short-term Treasury securities continued to benefit from their high quality and relatively stable risk profile. Performance across the 3-12 month Treasury bill market was primarily influenced by shifts in front-end yields and changing expectations for future Federal Reserve policy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	BILS	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-12 Month U.S. Treasury Bill Index
09/23/20	$10,000	$10,000	$10,000
09/30/20	$10,000	$9,988	$10,000
10/31/20	$10,000	$9,943	$10,001
11/30/20	$10,000	$10,041	$10,002
12/31/20	$10,000	$10,055	$10,004
01/31/21	$10,000	$9,983	$10,005
02/28/21	$10,001	$9,838	$10,006
03/31/21	$10,001	$9,716	$10,008
04/30/21	$10,000	$9,792	$10,008
05/31/21	$10,000	$9,824	$10,009
06/30/21	$9,998	$9,893	$10,008
07/31/21	$9,997	$10,004	$10,008
08/31/21	$9,997	$9,985	$10,009
09/30/21	$9,996	$9,899	$10,009
10/31/21	$9,995	$9,896	$10,009
11/30/21	$9,993	$9,925	$10,009
12/31/21	$9,992	$9,900	$10,009
01/31/22	$9,984	$9,686	$10,001
02/28/22	$9,982	$9,578	$10,001
03/31/22	$9,976	$9,312	$9,997
04/30/22	$9,976	$8,959	$9,997
05/31/22	$9,984	$9,017	$10,006
06/30/22	$9,973	$8,875	$9,996
07/31/22	$9,977	$9,092	$10,002
08/31/22	$9,988	$8,835	$10,015
09/30/22	$10,000	$8,453	$10,025
10/31/22	$10,006	$8,344	$10,035
11/30/22	$10,038	$8,651	$10,069
12/31/22	$10,077	$8,612	$10,108
01/31/23	$10,111	$8,877	$10,144
02/28/23	$10,140	$8,647	$10,175
03/31/23	$10,190	$8,867	$10,223
04/30/23	$10,220	$8,921	$10,257
05/31/23	$10,251	$8,823	$10,289
06/30/23	$10,294	$8,792	$10,332
07/31/23	$10,336	$8,786	$10,377
08/31/23	$10,381	$8,730	$10,424
09/30/23	$10,426	$8,508	$10,469
10/31/23	$10,473	$8,374	$10,518
11/30/23	$10,524	$8,753	$10,571
12/31/23	$10,577	$9,088	$10,625
01/31/24	$10,620	$9,063	$10,669
02/29/24	$10,656	$8,935	$10,706
03/31/24	$10,702	$9,017	$10,753
04/30/24	$10,742	$8,790	$10,794
05/31/24	$10,793	$8,939	$10,847
06/30/24	$10,838	$9,023	$10,892
07/31/24	$10,891	$9,234	$10,946
08/31/24	$10,948	$9,367	$11,003
09/30/24	$11,002	$9,492	$11,057
10/31/24	$11,038	$9,257	$11,094
11/30/24	$11,080	$9,355	$11,136
12/31/24	$11,127	$9,201	$11,184
01/31/25	$11,166	$9,250	$11,225
02/28/25	$11,202	$9,454	$11,261
03/31/25	$11,239	$9,457	$11,300
04/30/25	$11,278	$9,495	$11,340
05/31/25	$11,313	$9,427	$11,375
06/30/25	$11,352	$9,571	$11,415
07/31/25	$11,388	$9,546	$11,453
08/31/25	$11,438	$9,660	$11,504
09/30/25	$11,479	$9,766	$11,546
10/31/25	$11,517	$9,827	$11,586
11/30/25	$11,552	$9,888	$11,622
12/31/25	$11,595	$9,873	$11,666
01/31/26	$11,627	$9,884	$11,699
02/28/26	$11,657	$10,046	$11,731
03/31/26	$11,688	$9,869	$11,763
04/30/26	$11,722	$9,880	$11,798
05/31/26	$11,756	$9,910	$11,834
06/30/26	$11,786	$9,934	$11,865

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 09/23/20
BILS	3.83%	3.35%	2.89%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	(0.11%)
Bloomberg 3-12 Month U.S. Treasury Bill Index	3.95%	3.46%	3.01%

Performance Inception Date	Sep. 23, 2020
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,856,129,067
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 5,234,945
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,856,129,067 Number of Portfolio Holdings25 Total Advisory Fees Paid$5,234,945
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	99.6%
Short-Term Investments	8.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.71%, due 10/01/26	7.1%
U.S. Treasury Bills, 3.73%, due 12/24/26	7.0%
U.S. Treasury Bills, 3.64%, due 10/29/26	6.9%
U.S. Treasury Bills, 3.65%, due 11/27/26	6.8%
U.S. Treasury Bills, 3.61%, due 10/08/26	4.5%
U.S. Treasury Bills, 3.61%, due 10/15/26	4.5%
U.S. Treasury Bills, 3.87%, due 12/03/26	4.5%
U.S. Treasury Bills, 3.89%, due 12/10/26	4.5%
U.S. Treasury Bills, 3.89%, due 12/17/26	4.5%
U.S. Treasury Bills, 3.61%, due 11/05/26	4.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 3-12 Month T-Bill ETF to the State Street® SPDR® Bloomberg 3-12 Month T-Bill ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg 3-12 Month T-Bill ETF to the State Street® SPDR® Bloomberg 3-12 Month T-Bill ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000066456
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg Convertible Securities ETF
Trading Symbol	CWB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Bloomberg Convertible Securities ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg Convertible Securities ETF	$46	0.40%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included evolving monetary policy expectations, continued economic resilience, and strong equity market performance. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and moderating inflation as justification for the rate cuts. The target rate range remains at 3.50%-3.75%.

In March 2026, escalating conflict involving the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher Treasury yields, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed continued to closely monitor inflation and labor market conditions. Despite heightened volatility, the fund generated positive returns as market sentiment improved, credit spreads tightened, and resilient economic data helped ease recession concerns. Strong equity market performance further supported convertible securities, with the S&P 500 returning more than 20% during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	CWB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Convertible Liquid Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,424	$10,063	$10,437
08/31/16	$10,547	$10,052	$10,567
09/30/16	$10,680	$10,046	$10,712
10/31/16	$10,573	$9,969	$10,596
11/30/16	$10,580	$9,733	$10,611
12/31/16	$10,733	$9,747	$10,759
01/31/17	$11,060	$9,766	$11,095
02/28/17	$11,283	$9,832	$11,307
03/31/17	$11,381	$9,827	$11,413
04/30/17	$11,567	$9,902	$11,624
05/31/17	$11,670	$9,979	$11,737
06/30/17	$11,834	$9,969	$11,889
07/31/17	$12,192	$10,011	$12,269
08/31/17	$12,219	$10,101	$12,321
09/30/17	$12,300	$10,053	$12,385
10/31/17	$12,513	$10,059	$12,639
11/30/17	$12,495	$10,046	$12,620
12/31/17	$12,476	$10,092	$12,622
01/31/18	$13,079	$9,976	$13,242
02/28/18	$12,789	$9,881	$12,941
03/31/18	$12,777	$9,945	$12,918
04/30/18	$12,743	$9,871	$12,919
05/31/18	$13,225	$9,941	$13,397
06/30/18	$13,210	$9,929	$13,381
07/31/18	$13,248	$9,931	$13,428
08/31/18	$13,554	$9,995	$13,738
09/30/18	$13,489	$9,931	$13,662
10/31/18	$12,624	$9,852	$12,817
11/30/18	$12,897	$9,911	$13,110
12/31/18	$12,192	$10,093	$12,396
01/31/19	$13,164	$10,200	$13,385
02/28/19	$13,673	$10,195	$13,908
03/31/19	$13,662	$10,390	$13,899
04/30/19	$14,028	$10,393	$14,286
05/31/19	$13,331	$10,577	$13,568
06/30/19	$13,938	$10,710	$14,191
07/31/19	$14,141	$10,734	$14,395
08/31/19	$13,928	$11,012	$14,184
09/30/19	$13,868	$10,953	$14,102
10/31/19	$14,109	$10,986	$14,382
11/30/19	$14,494	$10,981	$14,781
12/31/19	$14,928	$10,973	$15,220
01/31/20	$15,424	$11,184	$15,732
02/29/20	$14,892	$11,386	$15,250
03/31/20	$12,905	$11,319	$13,242
04/30/20	$14,434	$11,520	$14,717
05/31/20	$15,459	$11,573	$15,781
06/30/20	$16,370	$11,646	$16,747
07/31/20	$17,667	$11,820	$18,085
08/31/20	$19,346	$11,725	$19,812
09/30/20	$18,817	$11,718	$19,281
10/31/20	$18,799	$11,666	$19,289
11/30/20	$21,351	$11,781	$21,951
12/31/20	$22,890	$11,797	$23,508
01/31/21	$23,432	$11,712	$24,112
02/28/21	$24,110	$11,543	$24,831
03/31/21	$23,111	$11,399	$23,852
04/30/21	$23,772	$11,489	$24,555
05/31/21	$23,470	$11,527	$24,230
06/30/21	$24,186	$11,608	$24,971
07/31/21	$23,925	$11,737	$24,707
08/31/21	$24,344	$11,715	$25,170
09/30/21	$23,833	$11,614	$24,638
10/31/21	$24,610	$11,610	$25,443
11/30/21	$23,506	$11,645	$24,327
12/31/21	$23,405	$11,615	$24,231
01/31/22	$21,738	$11,365	$22,516
02/28/22	$21,630	$11,238	$22,433
03/31/22	$21,810	$10,926	$22,612
04/30/22	$20,215	$10,511	$20,968
05/31/22	$19,513	$10,579	$20,243
06/30/22	$18,352	$10,413	$19,077
07/31/22	$19,296	$10,667	$20,051
08/31/22	$19,371	$10,366	$20,160
09/30/22	$18,186	$9,918	$18,942
10/31/22	$18,676	$9,790	$19,463
11/30/22	$19,084	$10,150	$19,882
12/31/22	$18,583	$10,104	$19,370
01/31/23	$19,700	$10,415	$20,534
02/28/23	$19,387	$10,145	$20,219
03/31/23	$19,431	$10,403	$20,263
04/30/23	$19,158	$10,466	$19,994
05/31/23	$19,351	$10,352	$20,171
06/30/23	$20,340	$10,315	$21,245
07/31/23	$20,889	$10,308	$21,827
08/31/23	$20,333	$10,242	$21,239
09/30/23	$19,831	$9,982	$20,720
10/31/23	$19,028	$9,824	$19,901
11/30/23	$20,058	$10,269	$20,960
12/31/23	$21,241	$10,662	$22,207
01/31/24	$20,967	$10,633	$21,920
02/29/24	$21,156	$10,483	$22,122
03/31/24	$21,573	$10,580	$22,540
04/30/24	$20,793	$10,312	$21,745
05/31/24	$21,218	$10,487	$22,180
06/30/24	$21,422	$10,587	$22,403
07/31/24	$21,768	$10,834	$22,769
08/31/24	$22,113	$10,990	$23,144
09/30/24	$22,788	$11,137	$23,835
10/31/24	$22,929	$10,860	$23,968
11/30/24	$24,383	$10,975	$25,456
12/31/24	$23,388	$10,796	$24,455
01/31/25	$24,073	$10,853	$25,177
02/28/25	$23,758	$11,092	$24,862
03/31/25	$23,098	$11,096	$24,161
04/30/25	$23,389	$11,140	$24,496
05/31/25	$24,085	$11,060	$25,215
06/30/25	$25,034	$11,230	$26,182
07/31/25	$25,715	$11,200	$26,937
08/31/25	$26,200	$11,334	$27,441
09/30/25	$27,500	$11,458	$28,761
10/31/25	$28,337	$11,529	$29,681
11/30/25	$27,614	$11,601	$28,964
12/31/25	$27,259	$11,584	$28,599
01/31/26	$28,513	$11,596	$29,946
02/28/26	$28,845	$11,786	$30,328
03/31/26	$28,026	$11,578	$29,463
04/30/26	$30,987	$11,591	$32,565
05/31/26	$33,135	$11,628	$34,850
06/30/26	$33,140	$11,656	$34,844

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
CWB	32.38%	6.50%	12.73%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Convertible Liquid Bond Index	33.08%	6.89%	13.30%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 6,199,312,301
Holdings Count | Holding	344
Advisory Fees Paid, Amount	$ 19,720,097
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$6,199,312,301 Number of Portfolio Holdings344 Portfolio Turnover Rate51% Total Advisory Fees Paid$19,720,097
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Convertible Bonds	78.0%
Preferred Stocks	8.9%
Convertible Preferred Stocks	8.3%
Corporate Bonds & Notes	3.6%
Short-Term Investments	3.6%
Convertible Foreign Bonds	0.4%
Common Stocks	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Western Digital Corp., 3.00%, due 11/15/28	2.9%
Alphabet, Inc., 6.25%, due 05/15/29	2.4%
Alphabet, Inc., 6.25%, due 05/15/29	2.3%
Boeing Co., 6.00%, due 10/15/27	1.9%
Lumentum Holdings, Inc., 0.38%, due 03/15/32	1.4%
Alibaba Group Holding Ltd., 0.50%, due 06/01/31	1.4%
Bloom Energy Corp., due 11/15/30	1.1%
Wells Fargo & Co., Class A, 7.50%, due 12/31/49	1.1%
Oracle Corp., 6.50%, due 01/15/29	1.1%
Nebius Group NV, 1.25%, due 03/15/31	1.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Convertible Securities ETF to the State Street® SPDR® Bloomberg Convertible Securities ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Convertible Securities ETF to the State Street® SPDR® Bloomberg Convertible Securities ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000219610
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg Emerging Markets USD Bond ETF
Trading Symbol	EMHC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Emerging Market debt began the reporting period benefiting from improving risk sentiment, as U.S. trade agreements with Japan, the E.U. and South Korea eased concerns surrounding 'Liberation Day' reciprocal tariffs. The U.S. Federal Reserve resumed policy easing in September 2025 with a 25bp rate cut, followed by further reductions in October and December, before holding rates steady through H1 2026 as tariff pass-through effects kept core inflation elevated.

Later in the period, geopolitical developments drove EM hard currency performance. The U.S. capture of Venezuelan President Maduro in January 2026 sparked a rally in Venezuelan bonds on expectations of increased oil revenues and future restructuring. Escalation of the U.S.-Israel-Iran conflict in Q1 lifted oil prices and widened sovereign spreads, but sentiment improved from April as the June U.S.-Iran memorandum of understanding reopened the Strait of Hormuz. Combined with the strongest wave of sovereign credit upgrades in over a decade, this supported spread tightening across high yield and distressed sovereign issuers. Overall, EM hard currency debt delivered positive returns, with spread compression contributing meaningfully despite intermittent periods of risk aversion.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	EMHC	Bloomberg Global Aggregate Bond Index	Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index/Bloomberg Emerging USD Bond Core Index
04/07/21	$10,000	$10,000	$10,000
04/30/21	$10,104	$10,065	$10,097
05/31/21	$10,196	$10,160	$10,192
06/30/21	$10,293	$10,070	$10,286
07/31/21	$10,338	$10,204	$10,331
08/31/21	$10,436	$10,162	$10,431
09/30/21	$10,199	$9,981	$10,206
10/31/21	$10,202	$9,957	$10,213
11/30/21	$10,026	$9,928	$10,048
12/31/21	$10,168	$9,914	$10,181
01/31/22	$9,842	$9,711	$9,848
02/28/22	$9,174	$9,596	$9,166
03/31/22	$9,119	$9,303	$8,955
04/30/22	$8,582	$8,794	$8,434
05/31/22	$8,614	$8,818	$8,465
06/30/22	$8,099	$8,535	$7,969
07/31/22	$8,372	$8,716	$8,229
08/31/22	$8,302	$8,372	$8,163
09/30/22	$7,771	$7,942	$7,648
10/31/22	$7,804	$7,888	$7,676
11/30/22	$8,404	$8,259	$8,259
12/31/22	$8,421	$8,303	$8,283
01/31/23	$8,671	$8,576	$8,524
02/28/23	$8,485	$8,291	$8,349
03/31/23	$8,603	$8,553	$8,469
04/30/23	$8,651	$8,591	$8,515
05/31/23	$8,569	$8,423	$8,437
06/30/23	$8,694	$8,422	$8,558
07/31/23	$8,847	$8,481	$8,707
08/31/23	$8,694	$8,364	$8,556
09/30/23	$8,447	$8,120	$8,318
10/31/23	$8,308	$8,023	$8,180
11/30/23	$8,801	$8,428	$8,668
12/31/23	$9,238	$8,778	$9,105
01/31/24	$9,112	$8,657	$8,989
02/29/24	$9,130	$8,548	$9,009
03/31/24	$9,257	$8,595	$9,143
04/30/24	$9,038	$8,378	$8,925
05/31/24	$9,216	$8,488	$9,111
06/30/24	$9,279	$8,500	$9,166
07/31/24	$9,477	$8,735	$9,369
08/31/24	$9,702	$8,942	$9,586
09/30/24	$9,883	$9,094	$9,768
10/31/24	$9,636	$8,789	$9,530
11/30/24	$9,769	$8,819	$9,665
12/31/24	$9,623	$8,630	$9,516
01/31/25	$9,746	$8,679	$9,641
02/28/25	$9,892	$8,803	$9,796
03/31/25	$9,820	$8,857	$9,716
04/30/25	$9,830	$9,117	$9,724
05/31/25	$9,916	$9,085	$9,816
06/30/25	$10,147	$9,257	$10,041
07/31/25	$10,256	$9,119	$10,152
08/31/25	$10,408	$9,252	$10,303
09/30/25	$10,560	$9,312	$10,455
10/31/25	$10,828	$9,289	$10,721
11/30/25	$10,869	$9,310	$10,755
12/31/25	$10,926	$9,335	$10,812
01/31/26	$10,947	$9,422	$10,835
02/28/26	$11,107	$9,527	$10,997
03/31/26	$10,718	$9,234	$10,615
04/30/26	$10,998	$9,349	$10,891
05/31/26	$11,098	$9,381	$10,994
06/30/26	$11,178	$9,315	$11,076

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception 04/07/21
EMHC	10.16%	1.66%	2.15%
Bloomberg Global Aggregate Bond Index	0.62%	(1.55%)	(1.35%)
Bloomberg Emerging Market USD Sovereign and Sovereign Owned Index/Bloomberg Emerging USD Bond Core IndexFootnote Reference(1)Footnote Reference(2)	10.30%	1.49%	1.97%

Performance Inception Date	Apr. 07, 2021
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 282,010,377
Holdings Count | Holding	546
Advisory Fees Paid, Amount	$ 535,983
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$282,010,377 Number of Portfolio Holdings546 Portfolio Turnover Rate22% Total Advisory Fees Paid$535,983
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
Brazil	4.7%
Argentina	4.7%
Qatar	4.7%
Turkey	4.7%
Indonesia	4.7%
United Arab Emirates	4.7%
Saudi Arabia	4.7%
Mexico	4.6%
Chile	4.0%
Philippines	3.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Argentina Republic Government International Bonds, 4.13%, due 07/09/35	1.6%
Argentina Republic Government International Bonds, 5.00%, due 01/09/38	1.0%
Argentina Republic Government International Bonds, 0.75%, due 07/09/30	0.9%
Argentina Republic Government International Bonds, 3.50%, due 07/09/41	0.8%
Brazil Government International Bonds, 6.63%, due 03/15/35	0.6%
Ecuador Government International Bonds, 6.90%, due 07/31/35	0.6%
Qatar Government International Bonds, 5.10%, due 04/23/48	0.5%
Indonesia Government International Bonds, 5.95%, due 01/08/46	0.5%
Kuwait International Government Bonds, 4.65%, due 10/09/35	0.5%
Qatar Government International Bonds, 4.82%, due 03/14/49	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Emerging Markets USD Bond ETF to the State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Emerging Markets USD Bond ETF to the State Street® SPDR® Bloomberg Emerging Markets USD Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000055013
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg High Yield Bond ETF
Trading Symbol	JNK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Bloomberg High Yield Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg High Yield Bond ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included continued economic resilience, higher interest rates, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and easing inflation pressures as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase.

In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the reporting period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate fundamentals, and improving investor sentiment as recession concerns eased.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	JNK	Bloomberg U.S. Aggregate Bond Index	Bloomberg High Yield Very Liquid Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,230	$10,063	$10,261
08/31/16	$10,460	$10,052	$10,488
09/30/16	$10,513	$10,046	$10,542
10/31/16	$10,511	$9,969	$10,551
11/30/16	$10,471	$9,733	$10,508
12/31/16	$10,682	$9,747	$10,712
01/31/17	$10,799	$9,766	$10,846
02/28/17	$10,959	$9,832	$11,003
03/31/17	$10,925	$9,827	$10,974
04/30/17	$11,042	$9,902	$11,097
05/31/17	$11,158	$9,979	$11,200
06/30/17	$11,165	$9,969	$11,216
07/31/17	$11,290	$10,011	$11,344
08/31/17	$11,273	$10,101	$11,334
09/30/17	$11,360	$10,053	$11,421
10/31/17	$11,390	$10,059	$11,455
11/30/17	$11,351	$10,046	$11,417
12/31/17	$11,374	$10,092	$11,442
01/31/18	$11,407	$9,976	$11,479
02/28/18	$11,294	$9,881	$11,376
03/31/18	$11,211	$9,945	$11,302
04/30/18	$11,279	$9,871	$11,373
05/31/18	$11,261	$9,941	$11,360
06/30/18	$11,303	$9,929	$11,407
07/31/18	$11,439	$9,931	$11,551
08/31/18	$11,521	$9,995	$11,639
09/30/18	$11,581	$9,931	$11,700
10/31/18	$11,368	$9,852	$11,493
11/30/18	$11,279	$9,911	$11,414
12/31/18	$11,014	$10,093	$11,148
01/31/19	$11,573	$10,200	$11,725
02/28/19	$11,768	$10,195	$11,924
03/31/19	$11,889	$10,390	$12,048
04/30/19	$12,061	$10,393	$12,223
05/31/19	$11,879	$10,577	$12,043
06/30/19	$12,185	$10,710	$12,356
07/31/19	$12,238	$10,734	$12,412
08/31/19	$12,301	$11,012	$12,476
09/30/19	$12,332	$10,953	$12,509
10/31/19	$12,362	$10,986	$12,545
11/30/19	$12,409	$10,981	$12,590
12/31/19	$12,662	$10,973	$12,851
01/31/20	$12,627	$11,184	$12,824
02/29/20	$12,395	$11,386	$12,592
03/31/20	$11,047	$11,319	$11,268
04/30/20	$11,463	$11,520	$11,742
05/31/20	$11,973	$11,573	$12,280
06/30/20	$11,969	$11,646	$12,282
07/31/20	$12,559	$11,820	$12,889
08/31/20	$12,654	$11,725	$12,991
09/30/20	$12,503	$11,718	$12,840
10/31/20	$12,543	$11,666	$12,885
11/30/20	$13,024	$11,781	$13,379
12/31/20	$13,247	$11,797	$13,605
01/31/21	$13,264	$11,712	$13,621
02/28/21	$13,290	$11,543	$13,646
03/31/21	$13,327	$11,399	$13,683
04/30/21	$13,455	$11,489	$13,818
05/31/21	$13,483	$11,527	$13,850
06/30/21	$13,643	$11,608	$14,017
07/31/21	$13,673	$11,737	$14,055
08/31/21	$13,744	$11,715	$14,130
09/30/21	$13,733	$11,614	$14,121
10/31/21	$13,684	$11,610	$14,073
11/30/21	$13,529	$11,645	$13,923
12/31/21	$13,813	$11,615	$14,219
01/31/22	$13,413	$11,365	$13,810
02/28/22	$13,291	$11,238	$13,691
03/31/22	$13,166	$10,926	$13,533
04/30/22	$12,647	$10,511	$13,005
05/31/22	$12,693	$10,579	$13,068
06/30/22	$11,757	$10,413	$12,115
07/31/22	$12,521	$10,667	$12,918
08/31/22	$12,130	$10,366	$12,535
09/30/22	$11,617	$9,918	$12,009
10/31/22	$11,958	$9,790	$12,372
11/30/22	$12,214	$10,150	$12,640
12/31/22	$12,095	$10,104	$12,530
01/31/23	$12,581	$10,415	$13,036
02/28/23	$12,389	$10,145	$12,842
03/31/23	$12,537	$10,403	$13,006
04/30/23	$12,647	$10,466	$13,128
05/31/23	$12,498	$10,352	$12,981
06/30/23	$12,719	$10,315	$13,214
07/31/23	$12,898	$10,308	$13,399
08/31/23	$12,929	$10,242	$13,438
09/30/23	$12,747	$9,982	$13,258
10/31/23	$12,589	$9,824	$13,096
11/30/23	$13,180	$10,269	$13,721
12/31/23	$13,687	$10,662	$14,254
01/31/24	$13,662	$10,633	$14,232
02/29/24	$13,688	$10,483	$14,264
03/31/24	$13,846	$10,580	$14,435
04/30/24	$13,708	$10,312	$14,297
05/31/24	$13,852	$10,487	$14,456
06/30/24	$13,987	$10,587	$14,601
07/31/24	$14,254	$10,834	$14,880
08/31/24	$14,489	$10,990	$15,123
09/30/24	$14,703	$11,137	$15,349
10/31/24	$14,601	$10,860	$15,242
11/30/24	$14,772	$10,975	$15,421
12/31/24	$14,696	$10,796	$15,345
01/31/25	$14,902	$10,853	$15,560
02/28/25	$14,993	$11,092	$15,658
03/31/25	$14,807	$11,096	$15,477
04/30/25	$14,795	$11,140	$15,477
05/31/25	$15,063	$11,060	$15,749
06/30/25	$15,355	$11,230	$16,059
07/31/25	$15,418	$11,200	$16,119
08/31/25	$15,619	$11,334	$16,329
09/30/25	$15,744	$11,458	$16,459
10/31/25	$15,763	$11,529	$16,482
11/30/25	$15,860	$11,601	$16,583
12/31/25	$15,970	$11,584	$16,694
01/31/26	$16,054	$11,596	$16,786
02/28/26	$16,073	$11,786	$16,811
03/31/26	$15,878	$11,578	$16,615
04/30/26	$16,155	$11,591	$16,906
05/31/26	$16,244	$11,628	$16,999
06/30/26	$16,275	$11,656	$17,034

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
JNK	5.99%	3.59%	4.99%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg High Yield Very Liquid Index	6.07%	3.98%	5.47%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 7,461,263,227
Holdings Count | Holding	1,197
Advisory Fees Paid, Amount	$ 31,005,618
InvestmentCompanyPortfolioTurnover	78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$7,461,263,227 Number of Portfolio Holdings1,197 Portfolio Turnover Rate78% Total Advisory Fees Paid$31,005,618
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Telecommunications	8.0%
Diversified Financial Services	6.6%
Media	6.4%
Oil & Gas	6.0%
Pipelines	5.7%
Commercial Services	4.7%
Healthcare Services	3.9%
Retail	3.8%
Software	3.7%
Insurance	3.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
1261229 BC Ltd., 10.00%, due 04/15/32	0.6%
Meridian Arc Holdco LLC, 6.25%, due 04/30/31	0.6%
EchoStar Corp., 10.75%, due 11/30/29	0.5%
PR RNO Property Owner 1 LLC, 6.50%, due 05/01/31	0.5%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.4%
Quikrete Holdings, Inc., 6.38%, due 03/01/32	0.4%
DISH Network Corp., 11.75%, due 11/15/27	0.4%
SV RNO Property Owner 1 LLC, 5.88%, due 03/01/31	0.4%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.4%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg High Yield Bond ETF to the State Street® SPDR® Bloomberg High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg High Yield Bond ETF to the State Street® SPDR® Bloomberg High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000107256
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg Investment Grade Floating Rate ETF
Trading Symbol	FLRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF	$15	0.15%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund’s performance during the reporting period were changes in short-term interest rates, credit spreads, and corporate credit fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times in the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% by December 2025. The Fed cited easing inflation pressures and softer labor market conditions as reasons for the cuts, though inflation concerns reemerged in early 2026. In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices and renewed inflation concerns. As a result, market volatility increased and expectations for additional monetary easing diminished. Investment grade floating rate securities were influenced by changes in credit spreads and evolving expectations for monetary policy as investors reassessed the outlook for inflation, economic growth, and interest rates. Despite periods of heightened volatility, resilient economic data and generally healthy corporate fundamentals helped support performance across investment grade credit markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	FLRN	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Dollar Floating Rate &lt; 5 Years Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,022	$10,063	$10,023
08/31/16	$10,048	$10,052	$10,050
09/30/16	$10,054	$10,046	$10,059
10/31/16	$10,068	$9,969	$10,074
11/30/16	$10,080	$9,733	$10,087
12/31/16	$10,092	$9,747	$10,102
01/31/17	$10,112	$9,766	$10,123
02/28/17	$10,136	$9,832	$10,147
03/31/17	$10,150	$9,827	$10,162
04/30/17	$10,165	$9,902	$10,179
05/31/17	$10,181	$9,979	$10,196
06/30/17	$10,198	$9,969	$10,214
07/31/17	$10,216	$10,011	$10,235
08/31/17	$10,228	$10,101	$10,249
09/30/17	$10,246	$10,053	$10,268
10/31/17	$10,268	$10,059	$10,291
11/30/17	$10,280	$10,046	$10,305
12/31/17	$10,292	$10,092	$10,320
01/31/18	$10,318	$9,976	$10,347
02/28/18	$10,328	$9,881	$10,360
03/31/18	$10,333	$9,945	$10,368
04/30/18	$10,367	$9,871	$10,403
05/31/18	$10,384	$9,941	$10,422
06/30/18	$10,402	$9,929	$10,442
07/31/18	$10,432	$9,931	$10,473
08/31/18	$10,458	$9,995	$10,501
09/30/18	$10,479	$9,931	$10,523
10/31/18	$10,490	$9,852	$10,537
11/30/18	$10,475	$9,911	$10,525
12/31/18	$10,455	$10,093	$10,510
01/31/19	$10,525	$10,200	$10,584
02/28/19	$10,566	$10,195	$10,626
03/31/19	$10,603	$10,390	$10,664
04/30/19	$10,645	$10,393	$10,708
05/31/19	$10,668	$10,577	$10,732
06/30/19	$10,696	$10,710	$10,763
07/31/19	$10,729	$10,734	$10,798
08/31/19	$10,748	$11,012	$10,818
09/30/19	$10,775	$10,953	$10,847
10/31/19	$10,808	$10,986	$10,882
11/30/19	$10,832	$10,981	$10,907
12/31/19	$10,855	$10,973	$10,933
01/31/20	$10,889	$11,184	$10,969
02/29/20	$10,897	$11,386	$10,978
03/31/20	$10,536	$11,319	$10,642
04/30/20	$10,715	$11,520	$10,828
05/31/20	$10,790	$11,573	$10,907
06/30/20	$10,859	$11,646	$10,980
07/31/20	$10,895	$11,820	$11,019
08/31/20	$10,916	$11,725	$11,040
09/30/20	$10,918	$11,718	$11,045
10/31/20	$10,930	$11,666	$11,059
11/30/20	$10,941	$11,781	$11,072
12/31/20	$10,949	$11,797	$11,081
01/31/21	$10,961	$11,712	$11,096
02/28/21	$10,968	$11,543	$11,104
03/31/21	$10,964	$11,399	$11,101
04/30/21	$10,969	$11,489	$11,107
05/31/21	$10,977	$11,527	$11,118
06/30/21	$10,982	$11,608	$11,124
07/31/21	$10,984	$11,737	$11,127
08/31/21	$10,987	$11,715	$11,132
09/30/21	$10,991	$11,614	$11,137
10/31/21	$10,991	$11,610	$11,138
11/30/21	$10,983	$11,645	$11,132
12/31/21	$10,981	$11,615	$11,131
01/31/22	$10,986	$11,365	$11,138
02/28/22	$10,983	$11,238	$11,137
03/31/22	$10,953	$10,926	$11,109
04/30/22	$10,954	$10,511	$11,112
05/31/22	$10,948	$10,579	$11,112
06/30/22	$10,902	$10,413	$11,075
07/31/22	$10,921	$10,667	$11,093
08/31/22	$10,978	$10,366	$11,147
09/30/22	$10,997	$9,918	$11,170
10/31/22	$11,010	$9,790	$11,186
11/30/22	$11,057	$10,150	$11,238
12/31/22	$11,112	$10,104	$11,296
01/31/23	$11,209	$10,415	$11,393
02/28/23	$11,274	$10,145	$11,458
03/31/23	$11,268	$10,403	$11,457
04/30/23	$11,338	$10,466	$11,529
05/31/23	$11,413	$10,352	$11,605
06/30/23	$11,479	$10,315	$11,672
07/31/23	$11,546	$10,308	$11,740
08/31/23	$11,608	$10,242	$11,803
09/30/23	$11,666	$9,982	$11,863
10/31/23	$11,719	$9,824	$11,920
11/30/23	$11,781	$10,269	$11,984
12/31/23	$11,848	$10,662	$12,054
01/31/24	$11,924	$10,633	$12,130
02/29/24	$11,995	$10,483	$12,202
03/31/24	$12,062	$10,580	$12,271
04/30/24	$12,124	$10,312	$12,336
05/31/24	$12,191	$10,487	$12,404
06/30/24	$12,246	$10,587	$12,461
07/31/24	$12,309	$10,834	$12,526
08/31/24	$12,365	$10,990	$12,583
09/30/24	$12,426	$11,137	$12,646
10/31/24	$12,487	$10,860	$12,709
11/30/24	$12,542	$10,975	$12,765
12/31/24	$12,599	$10,796	$12,823
01/31/25	$12,653	$10,853	$12,880
02/28/25	$12,706	$11,092	$12,934
03/31/25	$12,753	$11,096	$12,983
04/30/25	$12,772	$11,140	$13,003
05/31/25	$12,841	$11,060	$13,075
06/30/25	$12,903	$11,230	$13,138
07/31/25	$12,968	$11,200	$13,206
08/31/25	$13,024	$11,334	$13,264
09/30/25	$13,080	$11,458	$13,321
10/31/25	$13,133	$11,529	$13,376
11/30/25	$13,182	$11,601	$13,426
12/31/25	$13,232	$11,584	$13,478
01/31/26	$13,288	$11,596	$13,537
02/28/26	$13,331	$11,786	$13,581
03/31/26	$13,358	$11,578	$13,610
04/30/26	$13,412	$11,591	$13,667
05/31/26	$13,465	$11,628	$13,722
06/30/26	$13,512	$11,656	$13,771

Average Annual Return [Table Text Block]

Average Annual Total Returns (%)

Table Summary
Name	1 Year	5 Years	10 Years
FLRN	4.73%	4.23%	3.06%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Dollar Floating Rate &lt; 5 Years Index	4.82%	4.36%	3.25%

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.  Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,048,918,136
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 4,142,121
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,048,918,136 Number of Portfolio Holdings537 Portfolio Turnover Rate31% Total Advisory Fees Paid$4,142,121
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	47.0%
Multi-National	19.9%
Auto Manufacturers	7.4%
Insurance	4.3%
Sovereign	3.3%
Pharmaceuticals	2.4%
Diversified Financial Services	2.4%
Machinery, Construction & Mining	1.6%
Oil & Gas	1.5%
Electric	1.3%

Largest Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
Corporate Bonds & Notes	75.9%
Foreign Government Obligations	22.9%
Short-Term Investments	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Investment Grade Floating Rate ETF to the State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Investment Grade Floating Rate ETF to the State Street® SPDR® Bloomberg Investment Grade Floating Rate ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000111386
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Bloomberg Short Term High Yield Bond ETF
Trading Symbol	SJNK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Bloomberg Short Term High Yield Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Bloomberg Short Term High Yield Bond ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included continued economic resilience, higher interest rates, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and easing inflation pressures as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase. In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate fundamentals, and improving investor sentiment as recession concerns eased.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SJNK	Bloomberg U.S. Aggregate Bond Index	Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,175	$10,063	$10,201
08/31/16	$10,350	$10,052	$10,361
09/30/16	$10,441	$10,046	$10,453
10/31/16	$10,476	$9,969	$10,502
11/30/16	$10,471	$9,733	$10,497
12/31/16	$10,667	$9,747	$10,678
01/31/17	$10,768	$9,766	$10,796
02/28/17	$10,901	$9,832	$10,925
03/31/17	$10,880	$9,827	$10,912
04/30/17	$10,972	$9,902	$11,010
05/31/17	$11,044	$9,979	$11,086
06/30/17	$11,043	$9,969	$11,097
07/31/17	$11,129	$10,011	$11,182
08/31/17	$11,120	$10,101	$11,183
09/30/17	$11,197	$10,053	$11,259
10/31/17	$11,235	$10,059	$11,301
11/30/17	$11,201	$10,046	$11,266
12/31/17	$11,234	$10,092	$11,301
01/31/18	$11,326	$9,976	$11,394
02/28/18	$11,288	$9,881	$11,360
03/31/18	$11,257	$9,945	$11,338
04/30/18	$11,328	$9,871	$11,416
05/31/18	$11,359	$9,941	$11,456
06/30/18	$11,407	$9,929	$11,509
07/31/18	$11,520	$9,931	$11,626
08/31/18	$11,584	$9,995	$11,694
09/30/18	$11,655	$9,931	$11,764
10/31/18	$11,508	$9,852	$11,625
11/30/18	$11,436	$9,911	$11,561
12/31/18	$11,206	$10,093	$11,320
01/31/19	$11,619	$10,200	$11,745
02/28/19	$11,773	$10,195	$11,900
03/31/19	$11,839	$10,390	$11,969
04/30/19	$11,949	$10,393	$12,075
05/31/19	$11,841	$10,577	$11,967
06/30/19	$12,019	$10,710	$12,144
07/31/19	$12,050	$10,734	$12,181
08/31/19	$12,045	$11,012	$12,180
09/30/19	$12,071	$10,953	$12,208
10/31/19	$12,075	$10,986	$12,213
11/30/19	$12,060	$10,981	$12,210
12/31/19	$12,273	$10,973	$12,433
01/31/20	$12,272	$11,184	$12,429
02/29/20	$12,117	$11,386	$12,269
03/31/20	$10,823	$11,319	$10,917
04/30/20	$11,224	$11,520	$11,287
05/31/20	$11,634	$11,573	$11,703
06/30/20	$11,776	$11,646	$11,833
07/31/20	$12,180	$11,820	$12,240
08/31/20	$12,313	$11,725	$12,376
09/30/20	$12,249	$11,718	$12,304
10/31/20	$12,309	$11,666	$12,359
11/30/20	$12,746	$11,781	$12,795
12/31/20	$12,965	$11,797	$13,013
01/31/21	$13,050	$11,712	$13,097
02/28/21	$13,156	$11,543	$13,202
03/31/21	$13,244	$11,399	$13,296
04/30/21	$13,357	$11,489	$13,414
05/31/21	$13,399	$11,527	$13,470
06/30/21	$13,518	$11,608	$13,588
07/31/21	$13,509	$11,737	$13,591
08/31/21	$13,563	$11,715	$13,655
09/30/21	$13,584	$11,614	$13,683
10/31/21	$13,590	$11,610	$13,696
11/30/21	$13,468	$11,645	$13,585
12/31/21	$13,649	$11,615	$13,771
01/31/22	$13,451	$11,365	$13,579
02/28/22	$13,357	$11,238	$13,504
03/31/22	$13,303	$10,926	$13,397
04/30/22	$13,039	$10,511	$13,134
05/31/22	$13,033	$10,579	$13,128
06/30/22	$12,363	$10,413	$12,454
07/31/22	$12,918	$10,667	$13,023
08/31/22	$12,748	$10,366	$12,852
09/30/22	$12,431	$9,918	$12,525
10/31/22	$12,710	$9,790	$12,818
11/30/22	$12,942	$10,150	$13,043
12/31/22	$12,884	$10,104	$12,990
01/31/23	$13,277	$10,415	$13,377
02/28/23	$13,203	$10,145	$13,297
03/31/23	$13,284	$10,403	$13,390
04/30/23	$13,389	$10,466	$13,499
05/31/23	$13,310	$10,352	$13,423
06/30/23	$13,521	$10,315	$13,634
07/31/23	$13,688	$10,308	$13,797
08/31/23	$13,760	$10,242	$13,875
09/30/23	$13,680	$9,982	$13,795
10/31/23	$13,536	$9,824	$13,663
11/30/23	$14,014	$10,269	$14,135
12/31/23	$14,438	$10,662	$14,561
01/31/24	$14,435	$10,633	$14,559
02/29/24	$14,508	$10,483	$14,644
03/31/24	$14,625	$10,580	$14,775
04/30/24	$14,539	$10,312	$14,686
05/31/24	$14,646	$10,487	$14,821
06/30/24	$14,776	$10,587	$14,955
07/31/24	$15,038	$10,834	$15,216
08/31/24	$15,251	$10,990	$15,436
09/30/24	$15,493	$11,137	$15,688
10/31/24	$15,463	$10,860	$15,658
11/30/24	$15,621	$10,975	$15,820
12/31/24	$15,598	$10,796	$15,800
01/31/25	$15,796	$10,853	$16,005
02/28/25	$15,891	$11,092	$16,106
03/31/25	$15,713	$11,096	$15,940
04/30/25	$15,691	$11,140	$15,944
05/31/25	$15,952	$11,060	$16,198
06/30/25	$16,201	$11,230	$16,457
07/31/25	$16,288	$11,200	$16,545
08/31/25	$16,470	$11,334	$16,734
09/30/25	$16,572	$11,458	$16,838
10/31/25	$16,592	$11,529	$16,858
11/30/25	$16,672	$11,601	$16,940
12/31/25	$16,772	$11,584	$17,040
01/31/26	$16,839	$11,596	$17,118
02/28/26	$16,837	$11,786	$17,123
03/31/26	$16,724	$11,578	$17,010
04/30/26	$16,981	$11,591	$17,265
05/31/26	$17,039	$11,628	$17,338
06/30/26	$17,078	$11,656	$17,379

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SJNK	5.41%	4.79%	5.50%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg US High Yield 350mn Cash Pay 0-5 Yr 2% Capped Index	5.60%	5.04%	5.68%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 4,888,015,666
Holdings Count | Holding	1,153
Advisory Fees Paid, Amount	$ 19,904,849
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$4,888,015,666 Number of Portfolio Holdings1,153 Portfolio Turnover Rate76% Total Advisory Fees Paid$19,904,849
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Media	9.1%
Telecommunications	6.6%
Diversified Financial Services	5.7%
Healthcare-Services	5.4%
Retail	4.7%
Commercial Services	4.6%
Oil & Gas	4.5%
Real Estate Investment Trusts	4.1%
Pipelines	3.5%
Software	3.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Meridian Arc Holdco LLC, 6.25%, due 04/30/31	0.7%
EchoStar Corp., 10.75%, due 11/30/29	0.6%
PR RNO Property Owner 1 LLC, 6.50%, due 05/01/31	0.5%
Centene Corp., 4.63%, due 12/15/29	0.5%
Venture Global LNG, Inc., 9.50%, due 02/01/29	0.4%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.4%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.4%
WULF Compute LLC, 7.75%, due 10/15/30	0.4%
TransDigm, Inc., 6.38%, due 03/01/29	0.4%
SV RNO Property Owner 1 LLC, 5.88%, due 03/01/31	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Short Term High Yield Bond ETF to the State Street® SPDR® Bloomberg Short Term High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Bloomberg Short Term High Yield Bond ETF to the State Street® SPDR® Bloomberg Short Term High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019028
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Global Dow ETF
Trading Symbol	DGT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Global Dow ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Global Dow ETF	$57	0.50%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period highlighted the resilience of global equities, as strong earnings growth and A.I.-driven capital spending largely offset concerns surrounding inflation, geopolitics, and policy changes. Elevated valuations and ongoing macroeconomic uncertainty contributed to intermittent bouts of market volatility. U.S. large-cap companies continued to lead returns, but market participation broadened over time as investors increasingly recognized opportunities across a wider range of sectors and developed markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	DGT	S&P 500 Index	The Global Dow
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,441	$10,369	$10,445
08/31/16	$10,602	$10,383	$10,607
09/30/16	$10,687	$10,385	$10,690
10/31/16	$10,626	$10,196	$10,633
11/30/16	$10,700	$10,573	$10,709
12/31/16	$11,032	$10,782	$11,049
01/31/17	$11,331	$10,987	$11,345
02/28/17	$11,622	$11,423	$11,646
03/31/17	$11,793	$11,436	$11,810
04/30/17	$11,979	$11,554	$11,993
05/31/17	$12,162	$11,716	$12,168
06/30/17	$12,234	$11,790	$12,242
07/31/17	$12,616	$12,032	$12,632
08/31/17	$12,601	$12,069	$12,621
09/30/17	$12,899	$12,318	$12,920
10/31/17	$13,139	$12,605	$13,166
11/30/17	$13,415	$12,992	$13,445
12/31/17	$13,731	$13,136	$13,768
01/31/18	$14,545	$13,888	$14,588
02/28/18	$13,916	$13,377	$13,959
03/31/18	$13,511	$13,037	$13,552
04/30/18	$13,711	$13,087	$13,752
05/31/18	$13,510	$13,402	$13,543
06/30/18	$13,440	$13,484	$13,464
07/31/18	$13,961	$13,986	$13,993
08/31/18	$13,934	$14,442	$13,962
09/30/18	$14,162	$14,524	$14,195
10/31/18	$13,143	$13,531	$13,171
11/30/18	$13,369	$13,807	$13,390
12/31/18	$12,467	$12,560	$12,486
01/31/19	$13,453	$13,567	$13,474
02/28/19	$13,721	$14,003	$13,745
03/31/19	$13,772	$14,275	$13,782
04/30/19	$14,228	$14,853	$14,249
05/31/19	$13,329	$13,909	$13,341
06/30/19	$14,238	$14,889	$14,256
07/31/19	$14,214	$15,103	$14,236
08/31/19	$13,726	$14,864	$13,740
09/30/19	$14,074	$15,142	$14,092
10/31/19	$14,361	$15,470	$14,385
11/30/19	$14,736	$16,031	$14,740
12/31/19	$15,216	$16,515	$15,227
01/31/20	$14,796	$16,509	$14,812
02/29/20	$13,587	$15,150	$13,594
03/31/20	$11,624	$13,279	$11,615
04/30/20	$12,561	$14,981	$12,560
05/31/20	$13,014	$15,694	$13,010
06/30/20	$13,388	$16,006	$13,378
07/31/20	$13,905	$16,909	$13,899
08/31/20	$14,748	$18,124	$14,736
09/30/20	$14,134	$17,436	$14,126
10/31/20	$13,789	$16,972	$13,783
11/30/20	$16,042	$18,830	$16,033
12/31/20	$16,719	$19,554	$16,713
01/31/21	$16,583	$19,356	$16,581
02/28/21	$17,642	$19,890	$17,634
03/31/21	$18,381	$20,761	$18,374
04/30/21	$18,932	$21,869	$18,936
05/31/21	$19,657	$22,022	$19,622
06/30/21	$19,407	$22,536	$19,408
07/31/21	$19,334	$23,071	$19,332
08/31/21	$19,760	$23,773	$19,771
09/30/21	$19,289	$22,667	$19,311
10/31/21	$19,966	$24,255	$19,990
11/30/21	$19,067	$24,087	$19,090
12/31/21	$20,247	$25,167	$20,280
01/31/22	$20,348	$23,864	$20,386
02/28/22	$19,846	$23,150	$19,893
03/31/22	$20,182	$24,009	$20,229
04/30/22	$18,813	$21,916	$18,861
05/31/22	$19,346	$21,956	$19,394
06/30/22	$17,424	$20,144	$17,468
07/31/22	$18,104	$22,001	$18,147
08/31/22	$17,639	$21,104	$17,693
09/30/22	$15,895	$19,160	$15,937
10/31/22	$17,233	$20,711	$17,285
11/30/22	$18,948	$21,869	$19,001
12/31/22	$18,614	$20,609	$18,673
01/31/23	$20,102	$21,904	$20,163
02/28/23	$19,603	$21,369	$19,669
03/31/23	$19,861	$22,154	$19,920
04/30/23	$20,266	$22,500	$20,324
05/31/23	$19,579	$22,598	$19,626
06/30/23	$21,020	$24,091	$21,071
07/31/23	$21,864	$24,865	$21,922
08/31/23	$21,218	$24,469	$21,280
09/30/23	$20,515	$23,302	$20,582
10/31/23	$19,860	$22,812	$19,920
11/30/23	$21,528	$24,895	$21,593
12/31/23	$22,535	$26,026	$22,613
01/31/24	$22,701	$26,464	$22,773
02/29/24	$23,392	$27,877	$23,466
03/31/24	$24,314	$28,774	$24,409
04/30/24	$23,747	$27,599	$23,830
05/31/24	$24,687	$28,967	$24,745
06/30/24	$24,551	$30,006	$24,620
07/31/24	$25,272	$30,372	$25,349
08/31/24	$25,990	$31,108	$26,070
09/30/24	$26,555	$31,773	$26,649
10/31/24	$25,807	$31,485	$25,890
11/30/24	$26,518	$33,333	$26,598
12/31/24	$25,760	$32,538	$25,846
01/31/25	$27,050	$33,444	$27,130
02/28/25	$27,690	$33,008	$27,794
03/31/25	$27,174	$31,148	$27,275
04/30/25	$27,212	$30,937	$27,306
05/31/25	$28,549	$32,884	$28,640
06/30/25	$29,605	$34,556	$29,685
07/31/25	$29,632	$35,332	$29,725
08/31/25	$30,895	$36,048	$30,975
09/30/25	$31,918	$37,364	$32,015
10/31/25	$32,481	$38,239	$32,597
11/30/25	$32,745	$38,333	$32,856
12/31/25	$33,364	$38,356	$33,495
01/31/26	$34,791	$38,912	$34,949
02/28/26	$36,219	$38,616	$36,390
03/31/26	$33,776	$36,694	$33,891
04/30/26	$36,256	$40,544	$36,408
05/31/26	$37,653	$42,678	$37,826
06/30/26	$37,335	$42,271	$37,467

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
DGT	26.11%	13.98%	14.08%
S&P 500 Index	22.32%	13.41%	15.51%
The Global Dow	26.21%	14.06%	14.12%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 617,882,290
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 2,530,912
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$617,882,290 Number of Portfolio Holdings163 Portfolio Turnover Rate10% Total Advisory Fees Paid$2,530,912
Holdings [Text Block]

Top Ten Countries

Table Summary
Countries	%
United States	57.8%
Japan	7.1%
France	4.5%
United Kingdom	4.0%
Germany	3.4%
South Korea	2.3%
Australia	2.2%
Switzerland	2.2%
Spain	2.0%
China	1.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Intel Corp.	3.2%
Advanced Micro Devices, Inc.	2.0%
Samsung Electronics Co. Ltd., GDR	1.4%
Caterpillar, Inc.	1.4%
ASML Holding NV	1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.1%
ArcelorMittal SA	1.0%
Cisco Systems, Inc.	1.0%
FedEx Corp.	1.0%
Eli Lilly & Co.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Global Dow ETF to the State Street® SPDR® Global Dow ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Global Dow ETF to the State Street® SPDR® Global Dow ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000078463
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> ICE Preferred Securities ETF
Trading Symbol	PSK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® ICE Preferred Securities ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® ICE Preferred Securities ETF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Over the reporting period, the Fund's performance was driven primarily by movements in interest rates, credit-market conditions, and the performance of financial-sector issuers, which make up a significant portion of the preferred securities market. Preferred securities benefited from their relatively high-income generation, but returns were influenced by changing expectations for the U.S. Federal Reserve policy, fluctuations in Treasury yields, and shifts in credit spreads that affected the valuation of income-oriented securities. The Fund’s income distributions helped support total return, resulting in an approximately 3.3% one-year NAV total return for the reporting period ended June 30, 2026.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	PSK	S&P 500 Index	ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index/Wells Fargo Hybrid & Preferred Securities Aggregate Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,066	$10,369	$10,067
08/31/16	$10,085	$10,383	$10,090
09/30/16	$9,996	$10,385	$10,004
10/31/16	$9,921	$10,196	$9,932
11/30/16	$9,460	$10,573	$9,472
12/31/16	$9,433	$10,782	$9,449
01/31/17	$9,741	$10,987	$9,761
02/28/17	$9,911	$11,423	$9,937
03/31/17	$9,986	$11,436	$10,016
04/30/17	$10,126	$11,554	$10,159
05/31/17	$10,232	$11,716	$10,270
06/30/17	$10,345	$11,790	$10,386
07/31/17	$10,391	$12,032	$10,436
08/31/17	$10,421	$12,069	$10,470
09/30/17	$10,432	$12,318	$10,485
10/31/17	$10,421	$12,605	$10,475
11/30/17	$10,425	$12,992	$10,483
12/31/17	$10,423	$13,136	$10,481
01/31/18	$10,123	$13,888	$10,187
02/28/18	$10,283	$13,377	$10,350
03/31/18	$10,362	$13,037	$10,428
04/30/18	$10,252	$13,087	$10,317
05/31/18	$10,385	$13,402	$10,451
06/30/18	$10,484	$13,484	$10,558
07/31/18	$10,505	$13,986	$10,580
08/31/18	$10,619	$14,442	$10,697
09/30/18	$10,447	$14,524	$10,522
10/31/18	$10,260	$13,531	$10,334
11/30/18	$9,991	$13,807	$10,064
12/31/18	$9,946	$12,560	$10,018
01/31/19	$10,539	$13,567	$10,619
02/28/19	$10,707	$14,003	$10,792
03/31/19	$10,813	$14,275	$10,901
04/30/19	$10,900	$14,853	$10,993
05/31/19	$10,983	$13,909	$11,078
06/30/19	$11,098	$14,889	$11,199
07/31/19	$11,334	$15,103	$11,441
08/31/19	$11,440	$14,864	$11,550
09/30/19	$11,531	$15,142	$11,646
10/31/19	$11,556	$15,470	$11,673
11/30/19	$11,439	$16,031	$11,553
12/31/19	$11,673	$16,515	$11,796
01/31/20	$11,789	$16,509	$11,915
02/29/20	$11,365	$15,150	$11,487
03/31/20	$10,502	$13,279	$10,613
04/30/20	$11,311	$14,981	$11,438
05/31/20	$11,451	$15,694	$11,584
06/30/20	$11,284	$16,006	$11,413
07/31/20	$11,827	$16,909	$11,970
08/31/20	$11,970	$18,124	$12,120
09/30/20	$11,904	$17,436	$12,055
10/31/20	$11,942	$16,972	$12,099
11/30/20	$12,164	$18,830	$12,330
12/31/20	$12,426	$19,554	$12,602
01/31/21	$12,177	$19,356	$12,353
02/28/21	$11,929	$19,890	$12,104
03/31/21	$12,236	$20,761	$12,423
04/30/21	$12,327	$21,869	$12,521
05/31/21	$12,415	$22,022	$12,615
06/30/21	$12,640	$22,536	$12,848
07/31/21	$12,614	$23,071	$12,826
08/31/21	$12,566	$23,773	$12,781
09/30/21	$12,567	$22,667	$12,786
10/31/21	$12,611	$24,255	$12,833
11/30/21	$12,325	$24,087	$12,546
12/31/21	$12,625	$25,167	$12,857
01/31/22	$12,141	$23,864	$12,367
02/28/22	$11,634	$23,150	$11,850
03/31/22	$11,580	$24,009	$11,799
04/30/22	$10,808	$21,916	$11,010
05/31/22	$11,211	$21,956	$11,420
06/30/22	$10,804	$20,144	$11,005
07/31/22	$11,459	$22,001	$11,679
08/31/22	$10,886	$21,104	$11,098
09/30/22	$10,646	$19,160	$10,853
10/31/22	$10,092	$20,711	$10,288
11/30/22	$10,734	$21,869	$10,942
12/31/22	$10,239	$20,609	$10,439
01/31/23	$11,524	$21,904	$11,760
02/28/23	$11,216	$21,369	$11,447
03/31/23	$10,699	$22,154	$10,916
04/30/23	$10,952	$22,500	$11,176
05/31/23	$10,685	$22,598	$10,903
06/30/23	$10,751	$24,091	$10,974
07/31/23	$10,885	$24,865	$11,115
08/31/23	$10,724	$24,469	$10,953
09/30/23	$10,596	$23,302	$10,824
10/31/23	$10,062	$22,812	$10,276
11/30/23	$10,933	$24,895	$11,172
12/31/23	$11,166	$26,026	$11,415
01/31/24	$11,586	$26,464	$11,850
02/29/24	$11,713	$27,877	$11,983
03/31/24	$11,719	$28,774	$11,993
04/30/24	$11,297	$27,599	$11,563
05/31/24	$11,532	$28,967	$11,808
06/30/24	$11,570	$30,006	$11,850
07/31/24	$11,590	$30,372	$11,874
08/31/24	$12,026	$31,108	$12,326
09/30/24	$12,354	$31,773	$12,668
10/31/24	$12,196	$31,485	$12,510
11/30/24	$12,179	$33,333	$12,496
12/31/24	$11,749	$32,538	$12,055
01/31/25	$11,839	$33,444	$12,152
02/28/25	$11,977	$33,008	$12,298
03/31/25	$11,599	$31,148	$11,912
04/30/25	$11,486	$30,937	$11,799
05/31/25	$11,468	$32,884	$11,784
06/30/25	$11,558	$34,556	$11,880
07/31/25	$11,881	$35,332	$12,218
08/31/25	$12,008	$36,048	$12,354
09/30/25	$12,242	$37,364	$12,602
10/31/25	$12,180	$38,239	$12,544
11/30/25	$12,024	$38,333	$12,387
12/31/25	$12,056	$38,356	$12,424
01/31/26	$12,280	$38,912	$12,660
02/28/26	$12,300	$38,616	$12,682
03/31/26	$11,822	$36,694	$12,192
04/30/26	$12,163	$40,544	$12,549
05/31/26	$12,040	$42,678	$12,426
06/30/26	$11,939	$42,271	$12,325

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
PSK	3.30%	(1.13%)	1.79%
S&P 500 Index	22.32%	13.41%	15.51%
ICE Exchange-Listed Fixed & Adjustable Rate Preferred Securities Index/Wells Fargo Hybrid & Preferred Securities Aggregate IndexFootnote Reference(1)Footnote Reference(2)	3.74%	(0.83%)	2.11%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 707,825,845
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 3,471,632
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$707,825,845 Number of Portfolio Holdings162 Portfolio Turnover Rate14% Total Advisory Fees Paid$3,471,632
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Banks	39.9%
Insurance	21.4%
Electric	17.4%
Diversified Financial Services	9.7%
Real Estate Investment Trusts	4.3%
Telecommunications	3.0%
Auto Manufacturers	2.5%
Pipelines	0.5%
Sovereign	0.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Citigroup Capital XIII, 10.30%, due 10/30/40	3.7%
Wells Fargo & Co., 4.75%, due 09/15/26	1.6%
Capital One Financial Corp., 5.00%, due 09/01/26	1.6%
AT&T, Inc., 5.35%, due 11/01/66	1.6%
Duke Energy Corp., 5.75%, due 07/30/26	1.4%
Allstate Corp., 5.10%, due 10/15/26	1.3%
Capital One Financial Corp., 4.80%, due 09/01/26	1.3%
NextEra Energy Capital Holdings, Inc., 6.50%, due 06/01/85	1.2%
Xcel Energy, Inc., 6.25%, due 10/15/85	1.2%
Athene Holding Ltd., 6.35%, due 06/30/29	1.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® ICE Preferred Securities ETF to the State Street® SPDR® ICE Preferred Securities ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® ICE Preferred Securities ETF to the State Street® SPDR® ICE Preferred Securities ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000166946
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI USA Gender Diversity ETF
Trading Symbol	SHE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® MSCI USA Gender Diversity ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® MSCI USA Gender Diversity ETF	$23	0.20%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equity markets posted strong gains during the reporting period, supported by resilient economic growth, solid corporate earnings and expectations for a more accommodative monetary policy environment. Early gains were concentrated among A.I.-driven mega-cap technology stocks, but concerns about elevated valuations led market leadership to broaden across other market segments in early 2026. The A.I. investment theme also expanded beyond its initial beneficiaries, supporting memory, storage, and other technology infrastructure companies. Market volatility increased toward the end of the reporting period due to the U.S.-Iran conflict and stronger-than-expected economic data, which renewed concerns that interest rates would remain higher for longer. Information Technology was the Fund's largest sector weight and was a significant contributor to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SHE	S&P 500 Index	MSCI USA Gender Diversity Select Index/SSGA Gender Diversity Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,390	$10,369	$10,394
08/31/16	$10,356	$10,383	$10,359
09/30/16	$10,297	$10,385	$10,301
10/31/16	$10,082	$10,196	$10,088
11/30/16	$10,449	$10,573	$10,458
12/31/16	$10,502	$10,782	$10,513
01/31/17	$10,641	$10,987	$10,654
02/28/17	$11,104	$11,423	$11,122
03/31/17	$11,029	$11,436	$11,047
04/30/17	$11,184	$11,554	$11,205
05/31/17	$11,260	$11,716	$11,283
06/30/17	$11,379	$11,790	$11,406
07/31/17	$11,546	$12,032	$11,575
08/31/17	$11,557	$12,069	$11,588
09/30/17	$11,884	$12,318	$11,919
10/31/17	$12,024	$12,605	$12,062
11/30/17	$12,451	$12,992	$12,493
12/31/17	$12,568	$13,136	$12,619
01/31/18	$13,135	$13,888	$13,192
02/28/18	$12,638	$13,377	$12,693
03/31/18	$12,455	$13,037	$12,511
04/30/18	$12,605	$13,087	$12,664
05/31/18	$12,757	$13,402	$12,820
06/30/18	$12,950	$13,484	$13,008
07/31/18	$13,398	$13,986	$13,468
08/31/18	$13,728	$14,442	$13,774
09/30/18	$13,866	$14,524	$13,883
10/31/18	$12,907	$13,531	$12,967
11/30/18	$13,353	$13,807	$13,410
12/31/18	$12,138	$12,560	$12,182
01/31/19	$13,085	$13,567	$13,118
02/28/19	$13,467	$14,003	$13,515
03/31/19	$13,600	$14,275	$13,664
04/30/19	$14,006	$14,853	$14,054
05/31/19	$13,296	$13,909	$13,334
06/30/19	$14,193	$14,889	$14,249
07/31/19	$14,335	$15,103	$14,396
08/31/19	$14,070	$14,864	$14,132
09/30/19	$14,192	$15,142	$14,260
10/31/19	$14,364	$15,470	$14,437
11/30/19	$14,810	$16,031	$14,890
12/31/19	$15,023	$16,515	$15,103
01/31/20	$14,851	$16,509	$14,926
02/29/20	$13,706	$15,150	$13,779
03/31/20	$11,543	$13,279	$11,603
04/30/20	$13,053	$14,981	$13,125
05/31/20	$13,845	$15,694	$13,925
06/30/20	$13,950	$16,006	$14,032
07/31/20	$14,430	$16,909	$14,517
08/31/20	$15,388	$18,124	$15,485
09/30/20	$15,062	$17,436	$15,156
10/31/20	$14,661	$16,972	$14,757
11/30/20	$16,753	$18,830	$16,867
12/31/20	$17,713	$19,554	$17,839
01/31/21	$17,330	$19,356	$17,455
02/28/21	$18,392	$19,890	$18,521
03/31/21	$18,781	$20,761	$18,915
04/30/21	$19,621	$21,869	$19,766
05/31/21	$19,757	$22,022	$19,906
06/30/21	$20,172	$22,536	$20,325
07/31/21	$20,538	$23,071	$20,700
08/31/21	$21,014	$23,773	$21,184
09/30/21	$20,070	$22,667	$20,234
10/31/21	$21,280	$24,255	$21,458
11/30/21	$19,859	$24,087	$20,027
12/31/21	$20,383	$25,167	$20,558
01/31/22	$18,823	$23,864	$18,987
02/28/22	$18,166	$23,150	$18,327
03/31/22	$18,439	$24,009	$18,605
04/30/22	$16,786	$21,916	$16,938
05/31/22	$16,571	$21,956	$16,723
06/30/22	$15,236	$20,144	$15,378
07/31/22	$16,434	$22,001	$16,589
08/31/22	$15,961	$21,104	$16,113
09/30/22	$14,654	$19,160	$14,795
10/31/22	$16,263	$20,711	$16,423
11/30/22	$16,889	$21,869	$17,059
12/31/22	$15,976	$20,609	$16,140
01/31/23	$16,909	$21,904	$17,087
02/28/23	$16,454	$21,369	$16,629
03/31/23	$16,861	$22,154	$17,045
04/30/23	$17,151	$22,500	$17,341
05/31/23	$16,911	$22,598	$17,098
06/30/23	$17,981	$24,091	$18,183
07/31/23	$18,558	$24,865	$18,769
08/31/23	$18,207	$24,469	$18,414
09/30/23	$17,411	$23,302	$17,611
10/31/23	$17,230	$22,812	$17,433
11/30/23	$18,691	$24,895	$18,914
12/31/23	$19,547	$26,026	$19,784
01/31/24	$20,018	$26,464	$20,264
02/29/24	$21,203	$27,877	$21,468
03/31/24	$21,884	$28,774	$22,162
04/30/24	$20,865	$27,599	$21,132
05/31/24	$21,674	$28,967	$21,955
06/30/24	$22,501	$30,006	$22,798
07/31/24	$22,671	$30,372	$22,973
08/31/24	$23,295	$31,108	$23,612
09/30/24	$23,724	$31,773	$24,050
10/31/24	$23,554	$31,485	$23,853
11/30/24	$25,136	$33,333	$25,461
12/31/24	$24,106	$32,538	$24,421
01/31/25	$25,078	$33,444	$25,411
02/28/25	$25,205	$33,008	$25,541
03/31/25	$23,805	$31,148	$24,124
04/30/25	$23,713	$30,937	$24,037
05/31/25	$25,112	$32,884	$25,461
06/30/25	$26,115	$34,556	$26,483
07/31/25	$26,056	$35,332	$26,420
08/31/25	$26,381	$36,048	$26,756
09/30/25	$26,769	$37,364	$27,153
10/31/25	$27,495	$38,239	$27,896
11/30/25	$27,367	$38,333	$27,772
12/31/25	$27,802	$38,356	$28,219
01/31/26	$28,580	$38,912	$29,014
02/28/26	$28,359	$38,616	$28,794
03/31/26	$27,038	$36,694	$27,456
04/30/26	$30,212	$40,544	$30,688
05/31/26	$33,154	$42,678	$33,687
06/30/26	$32,746	$42,271	$33,280

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SHE	25.39%	10.17%	12.59%
S&P 500 Index	22.32%	13.41%	15.51%
MSCI USA Gender Diversity Select Index/SSGA Gender Diversity IndexFootnote Reference(1)Footnote Reference(2)	25.67%	10.36%	12.78%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 324,496,617
Holdings Count | Holding	233
Advisory Fees Paid, Amount	$ 573,511
InvestmentCompanyPortfolioTurnover	67.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$324,496,617 Number of Portfolio Holdings233 Portfolio Turnover Rate67% Total Advisory Fees Paid$573,511
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	21.9%
Software	9.0%
Banks	6.8%
Entertainment	5.3%
Hotels, Restaurants & Leisure	4.2%
Electronic Equipment, Instruments & Components	3.5%
Diversified Telecommunication Services	3.5%
Machinery	3.5%
Specialty Retail	3.5%
Oil, Gas & Consumable Fuels	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Advanced Micro Devices, Inc.	6.1%
Broadcom, Inc.	4.1%
Intel Corp.	4.0%
NVIDIA Corp.	4.0%
Microsoft Corp.	3.9%
Netflix, Inc.	3.5%
JPMorgan Chase & Co.	3.0%
Verizon Communications, Inc.	2.3%
Oracle Corp.	1.6%
Texas Instruments, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® MSCI USA Gender Diversity ETF to the State Street® SPDR® MSCI USA Gender Diversity ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® MSCI USA Gender Diversity ETF to the State Street® SPDR® MSCI USA Gender Diversity ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000088522
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Nuveen ICE High Yield Municipal Bond ETF
Trading Symbol	HYMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Nuveen utilizes sampling to replicate the characteristics of the indices that the fund tracked. Nuveen’s sampling replicates the indices’ characteristics including, but not limited to duration buckets, maturity buckets, state, sector, coupon, obligor, and individual holdings. This sampling resulted in slight curve exposure differences which aided relative performance. Slight differences in sector exposures over the period improved relative performance. Residual impacts were a negative factor for relative returns during the 12-month period. Yields decreased over the reporting period, which helped price return and the fund’s yield return was helpful in generating positive absolute performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	HYMB	Bloomberg U.S. Aggregate Bond Index	ICE US Select High Yield Crossover Municipal Index /Bloomberg Municipal Yield Index /S&P Municipal Yield Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,011	$10,063	$10,036
08/31/16	$10,050	$10,052	$10,089
09/30/16	$10,049	$10,046	$10,110
10/31/16	$9,940	$9,969	$10,024
11/30/16	$9,506	$9,733	$9,608
12/31/16	$9,556	$9,747	$9,659
01/31/17	$9,646	$9,766	$9,754
02/28/17	$9,762	$9,832	$9,903
03/31/17	$9,751	$9,827	$9,930
04/30/17	$9,850	$9,902	$10,035
05/31/17	$9,943	$9,979	$10,141
06/30/17	$9,936	$9,969	$10,135
07/31/17	$9,993	$10,011	$10,198
08/31/17	$10,095	$10,101	$10,298
09/30/17	$9,992	$10,053	$10,209
10/31/17	$9,807	$10,059	$10,202
11/30/17	$9,825	$10,046	$10,230
12/31/17	$9,923	$10,092	$10,338
01/31/18	$9,898	$9,976	$10,313
02/28/18	$9,885	$9,881	$10,298
03/31/18	$9,982	$9,945	$10,408
04/30/18	$10,003	$9,871	$10,438
05/31/18	$10,142	$9,941	$10,605
06/30/18	$10,188	$9,929	$10,665
07/31/18	$10,235	$9,931	$10,722
08/31/18	$10,312	$9,995	$10,800
09/30/18	$10,271	$9,931	$10,748
10/31/18	$10,162	$9,852	$10,618
11/30/18	$10,195	$9,911	$10,656
12/31/18	$10,300	$10,093	$10,762
01/31/19	$10,345	$10,200	$10,825
02/28/19	$10,439	$10,195	$10,924
03/31/19	$10,679	$10,390	$11,183
04/30/19	$10,726	$10,393	$11,243
05/31/19	$10,910	$10,577	$11,434
06/30/19	$10,972	$10,710	$11,503
07/31/19	$11,038	$10,734	$11,586
08/31/19	$11,269	$11,012	$11,842
09/30/19	$11,245	$10,953	$11,815
10/31/19	$11,252	$10,986	$11,837
11/30/19	$11,287	$10,981	$11,882
12/31/19	$11,340	$10,973	$11,922
01/31/20	$11,595	$11,184	$12,204
02/29/20	$11,823	$11,386	$12,451
03/31/20	$10,583	$11,319	$11,220
04/30/20	$10,259	$11,520	$10,858
05/31/20	$10,613	$11,573	$11,268
06/30/20	$10,981	$11,646	$11,671
07/31/20	$11,232	$11,820	$11,991
08/31/20	$11,247	$11,725	$12,008
09/30/20	$11,223	$11,718	$12,013
10/31/20	$11,238	$11,666	$12,020
11/30/20	$11,483	$11,781	$12,292
12/31/20	$11,701	$11,797	$12,505
01/31/21	$11,933	$11,712	$12,743
02/28/21	$11,768	$11,543	$12,596
03/31/21	$11,851	$11,399	$12,722
04/30/21	$12,008	$11,489	$12,897
05/31/21	$12,142	$11,527	$13,022
06/30/21	$12,266	$11,608	$13,161
07/31/21	$12,377	$11,737	$13,316
08/31/21	$12,338	$11,715	$13,286
09/30/21	$12,209	$11,614	$13,195
10/31/21	$12,152	$11,610	$13,139
11/30/21	$12,303	$11,645	$13,301
12/31/21	$12,337	$11,615	$13,333
01/31/22	$11,983	$11,365	$12,957
02/28/22	$11,873	$11,238	$12,914
03/31/22	$11,412	$10,926	$12,450
04/30/22	$10,973	$10,511	$12,028
05/31/22	$11,085	$10,579	$12,158
06/30/22	$10,700	$10,413	$11,807
07/31/22	$11,080	$10,667	$12,226
08/31/22	$10,796	$10,366	$11,950
09/30/22	$10,131	$9,918	$11,271
10/31/22	$9,946	$9,790	$11,057
11/30/22	$10,511	$10,150	$11,686
12/31/22	$10,453	$10,104	$11,679
01/31/23	$10,898	$10,415	$12,166
02/28/23	$10,565	$10,145	$11,812
03/31/23	$10,686	$10,403	$12,024
04/30/23	$10,737	$10,466	$12,069
05/31/23	$10,682	$10,352	$11,985
06/30/23	$10,855	$10,315	$12,183
07/31/23	$10,883	$10,308	$12,266
08/31/23	$10,762	$10,242	$12,075
09/30/23	$10,412	$9,982	$11,667
10/31/23	$10,175	$9,824	$11,491
11/30/23	$10,886	$10,269	$12,370
12/31/23	$11,222	$10,662	$12,726
01/31/24	$11,283	$10,633	$12,667
02/29/24	$11,363	$10,483	$12,749
03/31/24	$11,446	$10,580	$12,877
04/30/24	$11,318	$10,312	$12,771
05/31/24	$11,383	$10,487	$12,841
06/30/24	$11,602	$10,587	$13,131
07/31/24	$11,712	$10,834	$13,270
08/31/24	$11,822	$10,990	$13,413
09/30/24	$11,991	$11,137	$13,537
10/31/24	$11,834	$10,860	$13,340
11/30/24	$12,028	$10,975	$13,614
12/31/24	$11,848	$10,796	$13,383
01/31/25	$11,930	$10,853	$13,484
02/28/25	$12,084	$11,092	$13,642
03/31/25	$11,832	$11,096	$13,463
04/30/25	$11,623	$11,140	$13,247
05/31/25	$11,583	$11,060	$13,252
06/30/25	$11,655	$11,230	$13,328
07/31/25	$11,505	$11,200	$13,194
08/31/25	$11,542	$11,334	$13,265
09/30/25	$11,901	$11,458	$13,658
10/31/25	$12,045	$11,529	$13,809
11/30/25	$12,087	$11,601	$13,860
12/31/25	$12,095	$11,584	$13,862
01/31/26	$12,208	$11,596	$13,984
02/28/26	$12,388	$11,786	$14,172
03/31/26	$12,125	$11,578	$13,898
04/30/26	$12,293	$11,591	$14,072
05/31/26	$12,390	$11,628	$14,176
06/30/26	$12,537	$11,656	$14,343

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
HYMB	7.57%	0.44%	2.29%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE US Select High Yield Crossover Municipal Index /Bloomberg Municipal Yield Index /S&P Municipal Yield IndexFootnote Reference(1)Footnote Reference(2)	7.62%	1.74%	3.67%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,101,835,422
Holdings Count | Holding	1,869
Advisory Fees Paid, Amount	$ 9,951,183
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,101,835,422 Number of Portfolio Holdings1,869 Portfolio Turnover Rate10% Total Advisory Fees Paid$9,951,183
Holdings [Text Block]

Top Ten States

Table Summary
States	%
California	13.2%
Puerto Rico	9.7%
Illinois	6.9%
Florida	6.2%
New York	6.1%
Texas	5.1%
Colorado	4.7%
Wisconsin	4.4%
Ohio	3.6%
Alabama	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 5.00%, due 07/01/58	2.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.78%, due 07/01/58	1.5%
Buckeye Tobacco Settlement Financing Authority, Class 2, 5.00%, due 06/01/55	1.2%
Commonwealth of Puerto Rico, 4.00%, due 07/01/46	0.6%
Commonwealth of Puerto Rico, 4.00%, due 07/01/41	0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.75%, due 07/01/53	0.6%
New York Liberty Development Corp., Class 1-3, 5.00%, due 11/15/44	0.5%
Metropolitan Pier & Exposition Authority, 4.00%, due 12/15/42	0.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, 4.33%, due 07/01/40	0.4%
Chicago Board of Education, 5.88%, due 12/01/47	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE High Yield Municipal Bond ETF to the State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE High Yield Municipal Bond ETF to the State Street® SPDR® Nuveen ICE High Yield Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047970
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Nuveen ICE Municipal Bond ETF
Trading Symbol	TFI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Nuveen ICE Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Nuveen ICE Municipal Bond ETF	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Nuveen utilizes sampling to replicate the characteristics of the indices that the fund tracked. Nuveen’s sampling replicates the indices’ characteristics including, but not limited to duration buckets, maturity buckets, state, sector, coupon, obligor, and individual holdings. This sampling resulted in slight curve exposure differences which helped relative performance. Residual impacts were negative as the significant increase in index size resulted in more idiosyncratic and less liquid areas of the market being added to the portfolio over time. Yields decreased over the reporting period, which helped price return and the fund’s yield return was helpful in generating positive absolute performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	TFI	Bloomberg U.S. Aggregate Bond Index	ICE 1+ Year AMT-Free Broad Municipal Index/Bloomberg Municipal Managed Money Index/ Bloomberg Municipal Managed Money 1-25 Years
06/30/16	$10,000	$10,000	$10,000
07/31/16	$9,996	$10,063	$9,999
08/31/16	$10,013	$10,052	$10,006
09/30/16	$9,962	$10,046	$9,948
10/31/16	$9,844	$9,969	$9,815
11/30/16	$9,401	$9,733	$9,376
12/31/16	$9,512	$9,747	$9,522
01/31/17	$9,569	$9,766	$9,579
02/28/17	$9,623	$9,832	$9,642
03/31/17	$9,647	$9,827	$9,666
04/30/17	$9,731	$9,902	$9,750
05/31/17	$9,904	$9,979	$9,934
06/30/17	$9,866	$9,969	$9,891
07/31/17	$9,943	$10,011	$9,978
08/31/17	$10,019	$10,101	$10,049
09/30/17	$9,956	$10,053	$9,984
10/31/17	$9,982	$10,059	$10,012
11/30/17	$9,921	$10,046	$9,953
12/31/17	$10,043	$10,092	$10,082
01/31/18	$9,894	$9,976	$9,921
02/28/18	$9,834	$9,881	$9,879
03/31/18	$9,875	$9,945	$9,926
04/30/18	$9,822	$9,871	$9,881
05/31/18	$9,948	$9,941	$10,009
06/30/18	$9,946	$9,929	$10,008
07/31/18	$9,962	$9,931	$10,026
08/31/18	$9,977	$9,995	$10,050
09/30/18	$9,901	$9,931	$9,973
10/31/18	$9,819	$9,852	$9,899
11/30/18	$9,947	$9,911	$10,031
12/31/18	$10,087	$10,093	$10,171
01/31/19	$10,169	$10,200	$10,262
02/28/19	$10,225	$10,195	$10,322
03/31/19	$10,385	$10,390	$10,494
04/30/19	$10,420	$10,393	$10,529
05/31/19	$10,583	$10,577	$10,682
06/30/19	$10,624	$10,710	$10,720
07/31/19	$10,719	$10,734	$10,819
08/31/19	$10,896	$11,012	$11,000
09/30/19	$10,793	$10,953	$10,889
10/31/19	$10,798	$10,986	$10,906
11/30/19	$10,812	$10,981	$10,932
12/31/19	$10,846	$10,973	$10,968
01/31/20	$11,061	$11,184	$11,187
02/29/20	$11,207	$11,386	$11,334
03/31/20	$10,866	$11,319	$11,001
04/30/20	$10,747	$11,520	$10,895
05/31/20	$11,151	$11,573	$11,309
06/30/20	$11,176	$11,646	$11,336
07/31/20	$11,347	$11,820	$11,527
08/31/20	$11,285	$11,725	$11,444
09/30/20	$11,280	$11,718	$11,447
10/31/20	$11,241	$11,666	$11,398
11/30/20	$11,405	$11,781	$11,587
12/31/20	$11,457	$11,797	$11,635
01/31/21	$11,489	$11,712	$11,684
02/28/21	$11,258	$11,543	$11,445
03/31/21	$11,319	$11,399	$11,519
04/30/21	$11,420	$11,489	$11,623
05/31/21	$11,454	$11,527	$11,652
06/30/21	$11,472	$11,608	$11,671
07/31/21	$11,561	$11,737	$11,782
08/31/21	$11,513	$11,715	$11,730
09/30/21	$11,404	$11,614	$11,624
10/31/21	$11,387	$11,610	$11,588
11/30/21	$11,492	$11,645	$11,705
12/31/21	$11,504	$11,615	$11,727
01/31/22	$11,150	$11,365	$11,352
02/28/22	$11,091	$11,238	$11,319
03/31/22	$10,686	$10,926	$10,900
04/30/22	$10,308	$10,511	$10,557
05/31/22	$10,510	$10,579	$10,749
06/30/22	$10,276	$10,413	$10,560
07/31/22	$10,576	$10,667	$10,879
08/31/22	$10,279	$10,366	$10,610
09/30/22	$9,886	$9,918	$10,177
10/31/22	$9,824	$9,790	$10,119
11/30/22	$10,336	$10,150	$10,635
12/31/22	$10,332	$10,104	$10,672
01/31/23	$10,653	$10,415	$11,006
02/28/23	$10,357	$10,145	$10,716
03/31/23	$10,620	$10,403	$10,992
04/30/23	$10,582	$10,466	$10,953
05/31/23	$10,457	$10,352	$10,821
06/30/23	$10,552	$10,315	$10,930
07/31/23	$10,571	$10,308	$10,966
08/31/23	$10,410	$10,242	$10,772
09/30/23	$10,068	$9,982	$10,402
10/31/23	$9,946	$9,824	$10,321
11/30/23	$10,629	$10,269	$11,062
12/31/23	$10,929	$10,662	$11,359
01/31/24	$10,881	$10,633	$11,279
02/29/24	$10,875	$10,483	$11,283
03/31/24	$10,841	$10,580	$11,259
04/30/24	$10,681	$10,312	$11,087
05/31/24	$10,601	$10,487	$11,015
06/30/24	$10,782	$10,587	$11,201
07/31/24	$10,874	$10,834	$11,309
08/31/24	$10,971	$10,990	$11,405
09/30/24	$11,081	$11,137	$11,523
10/31/24	$10,876	$10,860	$11,313
11/30/24	$11,070	$10,975	$11,525
12/31/24	$10,912	$10,796	$11,346
01/31/25	$10,946	$10,853	$11,400
02/28/25	$11,067	$11,092	$11,524
03/31/25	$10,830	$11,096	$11,283
04/30/25	$10,750	$11,140	$11,200
05/31/25	$10,743	$11,060	$11,223
06/30/25	$10,819	$11,230	$11,307
07/31/25	$10,799	$11,200	$11,280
08/31/25	$10,893	$11,334	$11,380
09/30/25	$11,128	$11,458	$11,649
10/31/25	$11,243	$11,529	$11,776
11/30/25	$11,272	$11,601	$11,807
12/31/25	$11,293	$11,584	$11,826
01/31/26	$11,378	$11,596	$11,913
02/28/26	$11,523	$11,786	$12,069
03/31/26	$11,256	$11,578	$11,795
04/30/26	$11,373	$11,591	$11,925
05/31/26	$11,416	$11,628	$11,971
06/30/26	$11,498	$11,656	$12,062

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
TFI	6.27%	0.05%	1.41%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE 1+ Year AMT-Free Broad Municipal Index/Bloomberg Municipal Managed Money Index/ Bloomberg Municipal Managed Money 1-25 YearsFootnote Reference(1)Footnote Reference(2)	6.67%	0.66%	1.89%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,136,157,638
Holdings Count | Holding	1,898
Advisory Fees Paid, Amount	$ 7,154,086
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,136,157,638 Number of Portfolio Holdings1,898 Portfolio Turnover Rate38% Total Advisory Fees Paid$7,154,086
Holdings [Text Block]

Top Ten States

Table Summary
States	%
California	16.4%
New York	15.7%
Texas	11.3%
Illinois	3.8%
Massachusetts	3.7%
Pennsylvania	3.6%
Florida	3.5%
Washington	2.9%
New Jersey	2.8%
Georgia	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
State of California, 5.00%, due 11/01/27	0.2%
City of New York, 5.00%, due 08/01/31	0.2%
New York City Municipal Water Finance Authority, 4.13%, due 06/15/47	0.2%
University of California, 5.50%, due 05/15/40	0.2%
State of Washington, 5.00%, due 02/01/28	0.2%
Triborough Bridge & Tunnel Authority, 5.00%, due 11/15/28	0.2%
City of Madison, 4.00%, due 10/01/32	0.2%
State of Georgia, 5.00%, due 07/01/30	0.2%
State of Maryland, 5.00%, due 06/01/34	0.2%
State of Maryland Department of Transportation, 2.00%, due 10/01/34	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE Municipal Bond ETF to the State Street® SPDR® Nuveen ICE Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE Municipal Bond ETF to the State Street® SPDR® Nuveen ICE Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047964
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Nuveen ICE Short Term Municipal Bond ETF
Trading Symbol	SHM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF	$20	0.20%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Nuveen utilizes sampling to replicate the characteristics of the indices that the fund tracked. Nuveen’s sampling replicates the indices’ characteristics including, but not limited to duration buckets, maturity buckets, state, sector, coupon, obligor, and individual holdings. Despite this sampling, curve exposure was in line with the benchmark, whereas sector exposure difference drove tracking differences. With the significant increase in index constituents and less liquidity in newer sectors, residual impacts hurt relative performance and make up the tracking difference over the period. Yields declined on the short end of the municipal yield curve, which helped provide positive total return.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SHM	Bloomberg U.S. Aggregate Bond Index	ICE 1-5 Year AMT-Free Broad Municipal Index/Bloomberg Managed Money Municipal Short Term Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,027	$10,063	$10,030
08/31/16	$10,018	$10,052	$10,023
09/30/16	$9,973	$10,046	$9,978
10/31/16	$9,956	$9,969	$9,959
11/30/16	$9,785	$9,733	$9,796
12/31/16	$9,818	$9,747	$9,834
01/31/17	$9,892	$9,766	$9,913
02/28/17	$9,949	$9,832	$9,970
03/31/17	$9,941	$9,827	$9,966
04/30/17	$9,978	$9,902	$10,005
05/31/17	$10,032	$9,979	$10,065
06/30/17	$9,996	$9,969	$10,031
07/31/17	$10,047	$10,011	$10,081
08/31/17	$10,081	$10,101	$10,119
09/30/17	$10,038	$10,053	$10,069
10/31/17	$10,026	$10,059	$10,063
11/30/17	$9,919	$10,046	$9,962
12/31/17	$9,942	$10,092	$9,988
01/31/18	$9,948	$9,976	$9,996
02/28/18	$9,944	$9,881	$9,992
03/31/18	$9,932	$9,945	$9,982
04/30/18	$9,898	$9,871	$9,950
05/31/18	$9,958	$9,941	$10,013
06/30/18	$9,990	$9,929	$10,050
07/31/18	$10,014	$9,931	$10,079
08/31/18	$10,012	$9,995	$10,073
09/30/18	$9,967	$9,931	$10,028
10/31/18	$9,950	$9,852	$10,018
11/30/18	$10,012	$9,911	$10,078
12/31/18	$10,080	$10,093	$10,151
01/31/19	$10,140	$10,200	$10,215
02/28/19	$10,172	$10,195	$10,246
03/31/19	$10,213	$10,390	$10,291
04/30/19	$10,209	$10,393	$10,288
05/31/19	$10,283	$10,577	$10,361
06/30/19	$10,324	$10,710	$10,406
07/31/19	$10,394	$10,734	$10,471
08/31/19	$10,412	$11,012	$10,496
09/30/19	$10,362	$10,953	$10,434
10/31/19	$10,398	$10,986	$10,482
11/30/19	$10,412	$10,981	$10,503
12/31/19	$10,435	$10,973	$10,525
01/31/20	$10,508	$11,184	$10,602
02/29/20	$10,541	$11,386	$10,635
03/31/20	$10,419	$11,319	$10,517
04/30/20	$10,433	$11,520	$10,537
05/31/20	$10,660	$11,573	$10,771
06/30/20	$10,656	$11,646	$10,764
07/31/20	$10,707	$11,820	$10,824
08/31/20	$10,695	$11,725	$10,813
09/30/20	$10,702	$11,718	$10,827
10/31/20	$10,679	$11,666	$10,805
11/30/20	$10,708	$11,781	$10,834
12/31/20	$10,716	$11,797	$10,846
01/31/21	$10,732	$11,712	$10,861
02/28/21	$10,667	$11,543	$10,798
03/31/21	$10,683	$11,399	$10,825
04/30/21	$10,709	$11,489	$10,852
05/31/21	$10,707	$11,527	$10,850
06/30/21	$10,705	$11,608	$10,847
07/31/21	$10,741	$11,737	$10,892
08/31/21	$10,730	$11,715	$10,886
09/30/21	$10,693	$11,614	$10,854
10/31/21	$10,676	$11,610	$10,835
11/30/21	$10,684	$11,645	$10,843
12/31/21	$10,684	$11,615	$10,848
01/31/22	$10,488	$11,365	$10,655
02/28/22	$10,457	$11,238	$10,623
03/31/22	$10,288	$10,926	$10,438
04/30/22	$10,175	$10,511	$10,324
05/31/22	$10,301	$10,579	$10,458
06/30/22	$10,287	$10,413	$10,448
07/31/22	$10,416	$10,667	$10,583
08/31/22	$10,248	$10,366	$10,431
09/30/22	$10,054	$9,918	$10,222
10/31/22	$10,053	$9,790	$10,221
11/30/22	$10,258	$10,150	$10,435
12/31/22	$10,278	$10,104	$10,456
01/31/23	$10,421	$10,415	$10,614
02/28/23	$10,231	$10,145	$10,435
03/31/23	$10,410	$10,403	$10,607
04/30/23	$10,341	$10,466	$10,545
05/31/23	$10,266	$10,352	$10,467
06/30/23	$10,323	$10,315	$10,533
07/31/23	$10,335	$10,308	$10,555
08/31/23	$10,314	$10,242	$10,519
09/30/23	$10,196	$9,982	$10,393
10/31/23	$10,201	$9,824	$10,403
11/30/23	$10,476	$10,269	$10,697
12/31/23	$10,586	$10,662	$10,812
01/31/24	$10,560	$10,633	$10,777
02/29/24	$10,565	$10,483	$10,785
03/31/24	$10,532	$10,580	$10,755
04/30/24	$10,474	$10,312	$10,698
05/31/24	$10,434	$10,487	$10,671
06/30/24	$10,527	$10,587	$10,762
07/31/24	$10,619	$10,834	$10,860
08/31/24	$10,738	$10,990	$10,978
09/30/24	$10,794	$11,137	$11,037
10/31/24	$10,708	$10,860	$10,953
11/30/24	$10,767	$10,975	$11,016
12/31/24	$10,716	$10,796	$10,964
01/31/25	$10,773	$10,853	$11,019
02/28/25	$10,832	$11,092	$11,089
03/31/25	$10,804	$11,096	$11,055
04/30/25	$10,771	$11,140	$11,011
05/31/25	$10,843	$11,060	$11,100
06/30/25	$10,921	$11,230	$11,180
07/31/25	$10,991	$11,200	$11,250
08/31/25	$11,055	$11,334	$11,317
09/30/25	$11,073	$11,458	$11,348
10/31/25	$11,057	$11,529	$11,338
11/30/25	$11,083	$11,601	$11,364
12/31/25	$11,119	$11,584	$11,403
01/31/26	$11,195	$11,596	$11,482
02/28/26	$11,255	$11,786	$11,547
03/31/26	$11,146	$11,578	$11,440
04/30/26	$11,177	$11,591	$11,478
05/31/26	$11,200	$11,628	$11,502
06/30/26	$11,239	$11,656	$11,543

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SHM	2.91%	0.98%	1.18%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE 1-5 Year AMT-Free Broad Municipal Index/Bloomberg Managed Money Municipal Short Term IndexFootnote Reference(1)Footnote Reference(2)	3.24%	1.25%	1.45%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,473,038,556
Holdings Count | Holding	1,045
Advisory Fees Paid, Amount	$ 6,936,868
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,473,038,556 Number of Portfolio Holdings1,045 Portfolio Turnover Rate34% Total Advisory Fees Paid$6,936,868
Holdings [Text Block]

Top Ten States

Table Summary
States	%
California	16.0%
New York	11.7%
Texas	10.3%
Alabama	4.1%
Illinois	3.9%
Georgia	3.7%
Massachusetts	3.4%
Florida	3.3%
Washington	3.1%
New Jersey	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Southeast Energy Authority A Cooperative District, 5.00%, due 10/01/30	0.9%
State of California, 5.00%, due 10/01/27	0.7%
New York State Dormitory Authority, 5.00%, due 03/15/29	0.6%
State of California, 5.00%, due 03/01/29	0.5%
State of California, 5.00%, due 09/01/28	0.5%
State of California, 5.00%, due 09/01/28	0.5%
City of New York, 5.00%, due 08/01/27	0.4%
University of California, 5.00%, due 05/15/27	0.4%
Triborough Bridge & Tunnel Authority, 5.00%, due 11/15/28	0.4%
City of New York, 5.00%, due 09/01/27	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE Short Term Municipal Bond ETF to the State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Nuveen ICE Short Term Municipal Bond ETF to the State Street® SPDR® Nuveen ICE Short Term Municipal Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047971
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Aggregate Bond ETF
Trading Symbol	SPAB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio Aggregate Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Aggregate Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included continued economic resilience, higher interest rates, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year. The Fed cited softening labor market conditions and easing inflation pressures as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase. In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate fundamentals, and improving investor sentiment as recession concerns eased.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPAB	Bloomberg Global Aggregate Bond Index	Bloomberg U.S. Aggregate Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,063	$10,075	$10,063
08/31/16	$10,051	$10,026	$10,052
09/30/16	$10,043	$10,082	$10,046
10/31/16	$9,966	$9,802	$9,969
11/30/16	$9,728	$9,412	$9,733
12/31/16	$9,740	$9,369	$9,747
01/31/17	$9,758	$9,475	$9,766
02/28/17	$9,825	$9,520	$9,832
03/31/17	$9,818	$9,534	$9,827
04/30/17	$9,894	$9,642	$9,902
05/31/17	$9,971	$9,791	$9,979
06/30/17	$9,960	$9,782	$9,969
07/31/17	$10,003	$9,947	$10,011
08/31/17	$10,093	$10,045	$10,101
09/30/17	$10,044	$9,955	$10,053
10/31/17	$10,050	$9,917	$10,059
11/30/17	$10,036	$10,027	$10,046
12/31/17	$10,082	$10,062	$10,092
01/31/18	$9,963	$10,182	$9,976
02/28/18	$9,866	$10,092	$9,881
03/31/18	$9,928	$10,199	$9,945
04/30/18	$9,853	$10,036	$9,871
05/31/18	$9,921	$9,959	$9,941
06/30/18	$9,908	$9,915	$9,929
07/31/18	$9,912	$9,899	$9,931
08/31/18	$9,976	$9,909	$9,995
09/30/18	$9,911	$9,824	$9,931
10/31/18	$9,832	$9,714	$9,852
11/30/18	$9,889	$9,744	$9,911
12/31/18	$10,068	$9,941	$10,093
01/31/19	$10,176	$10,093	$10,200
02/28/19	$10,170	$10,035	$10,195
03/31/19	$10,367	$10,160	$10,390
04/30/19	$10,370	$10,130	$10,393
05/31/19	$10,554	$10,267	$10,577
06/30/19	$10,688	$10,495	$10,710
07/31/19	$10,712	$10,466	$10,734
08/31/19	$10,989	$10,679	$11,012
09/30/19	$10,928	$10,570	$10,953
10/31/19	$10,960	$10,640	$10,986
11/30/19	$10,954	$10,560	$10,981
12/31/19	$10,947	$10,621	$10,973
01/31/20	$11,160	$10,757	$11,184
02/29/20	$11,360	$10,829	$11,386
03/31/20	$11,271	$10,586	$11,319
04/30/20	$11,470	$10,794	$11,520
05/31/20	$11,526	$10,842	$11,573
06/30/20	$11,600	$10,938	$11,646
07/31/20	$11,774	$11,287	$11,820
08/31/20	$11,680	$11,270	$11,725
09/30/20	$11,673	$11,229	$11,718
10/31/20	$11,620	$11,240	$11,666
11/30/20	$11,738	$11,444	$11,781
12/31/20	$11,755	$11,598	$11,797
01/31/21	$11,669	$11,496	$11,712
02/28/21	$11,499	$11,298	$11,543
03/31/21	$11,354	$11,081	$11,399
04/30/21	$11,445	$11,221	$11,489
05/31/21	$11,481	$11,326	$11,527
06/30/21	$11,562	$11,226	$11,608
07/31/21	$11,691	$11,375	$11,737
08/31/21	$11,669	$11,328	$11,715
09/30/21	$11,567	$11,127	$11,614
10/31/21	$11,564	$11,100	$11,610
11/30/21	$11,598	$11,067	$11,645
12/31/21	$11,563	$11,052	$11,615
01/31/22	$11,318	$10,826	$11,365
02/28/22	$11,191	$10,697	$11,238
03/31/22	$10,880	$10,371	$10,926
04/30/22	$10,467	$9,803	$10,511
05/31/22	$10,535	$9,830	$10,579
06/30/22	$10,371	$9,514	$10,413
07/31/22	$10,624	$9,717	$10,667
08/31/22	$10,325	$9,333	$10,366
09/30/22	$9,878	$8,854	$9,918
10/31/22	$9,748	$8,793	$9,790
11/30/22	$10,106	$9,206	$10,150
12/31/22	$10,041	$9,256	$10,104
01/31/23	$10,365	$9,560	$10,415
02/28/23	$10,097	$9,242	$10,145
03/31/23	$10,354	$9,535	$10,403
04/30/23	$10,417	$9,577	$10,466
05/31/23	$10,303	$9,389	$10,352
06/30/23	$10,266	$9,389	$10,315
07/31/23	$10,259	$9,454	$10,308
08/31/23	$10,194	$9,324	$10,242
09/30/23	$9,935	$9,052	$9,982
10/31/23	$9,778	$8,944	$9,824
11/30/23	$10,219	$9,395	$10,269
12/31/23	$10,602	$9,785	$10,662
01/31/24	$10,582	$9,650	$10,633
02/29/24	$10,432	$9,529	$10,483
03/31/24	$10,523	$9,581	$10,580
04/30/24	$10,262	$9,340	$10,312
05/31/24	$10,436	$9,462	$10,487
06/30/24	$10,535	$9,476	$10,587
07/31/24	$10,781	$9,737	$10,834
08/31/24	$10,936	$9,968	$10,990
09/30/24	$11,082	$10,137	$11,137
10/31/24	$10,807	$9,797	$10,860
11/30/24	$10,932	$9,831	$10,975
12/31/24	$10,745	$9,620	$10,796
01/31/25	$10,799	$9,675	$10,853
02/28/25	$11,038	$9,813	$11,092
03/31/25	$11,042	$9,874	$11,096
04/30/25	$11,085	$10,164	$11,140
05/31/25	$11,005	$10,128	$11,060
06/30/25	$11,175	$10,319	$11,230
07/31/25	$11,147	$10,166	$11,200
08/31/25	$11,280	$10,314	$11,334
09/30/25	$11,402	$10,381	$11,458
10/31/25	$11,474	$10,355	$11,529
11/30/25	$11,547	$10,379	$11,601
12/31/25	$11,517	$10,406	$11,584
01/31/26	$11,540	$10,503	$11,596
02/28/26	$11,728	$10,621	$11,786
03/31/26	$11,522	$10,294	$11,578
04/30/26	$11,535	$10,422	$11,591
05/31/26	$11,570	$10,457	$11,628
06/30/26	$11,598	$10,384	$11,656

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPAB	3.79%	0.06%	1.49%
Bloomberg Global Aggregate Bond Index	0.62%	(1.55%)	0.38%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 9,625,332,855
Holdings Count | Holding	8,290
Advisory Fees Paid, Amount	$ 2,579,954
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$9,625,332,855 Number of Portfolio Holdings8,290 Portfolio Turnover Rate18% Total Advisory Fees Paid$2,579,954
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	45.5%
U.S. Government Agency Obligations	24.6%
Corporate Bonds & Notes	24.1%
Short-Term Investments	4.4%
Foreign Government Obligations	3.1%
Mortgage-Backed Securities	0.6%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.3%
Commercial Mortgage Backed Securities	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 3.50%, due 12/15/28	0.8%
U.S. Treasury Notes, 4.38%, due 11/30/28	0.4%
U.S. Treasury Notes, 3.88%, due 03/31/31	0.4%
U.S. Treasury Notes, 3.50%, due 01/31/28	0.4%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.4%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.4%
U.S. Treasury Notes, 3.38%, due 12/31/27	0.4%
U.S. Treasury Notes, 3.75%, due 04/30/28	0.4%
U.S. Treasury Notes, 4.38%, due 05/15/34	0.4%
U.S. Treasury Notes, 4.50%, due 11/15/33	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Aggregate Bond ETF to the State Street® SPDR® Portfolio Aggregate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Aggregate Bond ETF to the State Street® SPDR® Portfolio Aggregate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000099139
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Corporate Bond ETF
Trading Symbol	SPBO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Corporate Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included continued economic resilience, higher interest rates, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and easing inflation pressures as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase. In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the reporting period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate fundamentals, and improving investor sentiment as recession concerns eased.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPBO	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate Bond Index/Bloomberg Issuer Scored Corporate Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,120	$10,063	$10,125
08/31/16	$10,134	$10,052	$10,138
09/30/16	$10,128	$10,046	$10,132
10/31/16	$10,061	$9,969	$10,079
11/30/16	$9,804	$9,733	$9,830
12/31/16	$9,857	$9,747	$9,889
01/31/17	$9,910	$9,766	$9,947
02/28/17	$10,012	$9,832	$10,050
03/31/17	$9,992	$9,827	$10,032
04/30/17	$10,090	$9,902	$10,134
05/31/17	$10,193	$9,979	$10,236
06/30/17	$10,211	$9,969	$10,253
07/31/17	$10,283	$10,011	$10,327
08/31/17	$10,367	$10,101	$10,415
09/30/17	$10,328	$10,053	$10,376
10/31/17	$10,371	$10,059	$10,423
11/30/17	$10,351	$10,046	$10,409
12/31/17	$10,428	$10,092	$10,486
01/31/18	$10,332	$9,976	$10,391
02/28/18	$10,199	$9,881	$10,259
03/31/18	$10,219	$9,945	$10,280
04/30/18	$10,130	$9,871	$10,200
05/31/18	$10,185	$9,941	$10,253
06/30/18	$10,133	$9,929	$10,197
07/31/18	$10,192	$9,931	$10,264
08/31/18	$10,239	$9,995	$10,314
09/30/18	$10,201	$9,931	$10,278
10/31/18	$10,053	$9,852	$10,128
11/30/18	$10,041	$9,911	$10,111
12/31/18	$10,187	$10,093	$10,259
01/31/19	$10,429	$10,200	$10,501
02/28/19	$10,452	$10,195	$10,523
03/31/19	$10,719	$10,390	$10,787
04/30/19	$10,778	$10,393	$10,846
05/31/19	$10,934	$10,577	$11,001
06/30/19	$11,208	$10,710	$11,270
07/31/19	$11,273	$10,734	$11,333
08/31/19	$11,626	$11,012	$11,690
09/30/19	$11,550	$10,953	$11,614
10/31/19	$11,621	$10,986	$11,684
11/30/19	$11,654	$10,981	$11,713
12/31/19	$11,691	$10,973	$11,751
01/31/20	$11,964	$11,184	$12,026
02/29/20	$12,119	$11,386	$12,187
03/31/20	$11,258	$11,319	$11,324
04/30/20	$11,869	$11,520	$11,918
05/31/20	$12,066	$11,573	$12,104
06/30/20	$12,316	$11,646	$12,341
07/31/20	$12,719	$11,820	$12,742
08/31/20	$12,536	$11,725	$12,567
09/30/20	$12,498	$11,718	$12,531
10/31/20	$12,479	$11,666	$12,508
11/30/20	$12,842	$11,781	$12,857
12/31/20	$12,904	$11,797	$12,913
01/31/21	$12,737	$11,712	$12,747
02/28/21	$12,519	$11,543	$12,527
03/31/21	$12,308	$11,399	$12,312
04/30/21	$12,447	$11,489	$12,449
05/31/21	$12,545	$11,527	$12,544
06/30/21	$12,746	$11,608	$12,749
07/31/21	$12,920	$11,737	$12,924
08/31/21	$12,882	$11,715	$12,885
09/30/21	$12,748	$11,614	$12,749
10/31/21	$12,777	$11,610	$12,781
11/30/21	$12,785	$11,645	$12,788
12/31/21	$12,758	$11,615	$12,778
01/31/22	$12,347	$11,365	$12,348
02/28/22	$12,100	$11,238	$12,101
03/31/22	$11,798	$10,926	$11,796
04/30/22	$11,156	$10,511	$11,151
05/31/22	$11,255	$10,579	$11,255
06/30/22	$10,940	$10,413	$10,940
07/31/22	$11,293	$10,667	$11,294
08/31/22	$10,962	$10,366	$10,963
09/30/22	$10,382	$9,918	$10,387
10/31/22	$10,272	$9,790	$10,279
11/30/22	$10,805	$10,150	$10,812
12/31/22	$10,735	$10,104	$10,764
01/31/23	$11,197	$10,415	$11,195
02/28/23	$10,842	$10,145	$10,839
03/31/23	$11,144	$10,403	$11,141
04/30/23	$11,232	$10,466	$11,226
05/31/23	$11,071	$10,352	$11,064
06/30/23	$11,122	$10,315	$11,109
07/31/23	$11,166	$10,308	$11,148
08/31/23	$11,080	$10,242	$11,061
09/30/23	$10,785	$9,982	$10,766
10/31/23	$10,580	$9,824	$10,564
11/30/23	$11,219	$10,269	$11,196
12/31/23	$11,697	$10,662	$11,681
01/31/24	$11,693	$10,633	$11,661
02/29/24	$11,518	$10,483	$11,486
03/31/24	$11,668	$10,580	$11,634
04/30/24	$11,377	$10,312	$11,338
05/31/24	$11,591	$10,487	$11,551
06/30/24	$11,664	$10,587	$11,624
07/31/24	$11,944	$10,834	$11,901
08/31/24	$12,135	$10,990	$12,088
09/30/24	$12,354	$11,137	$12,303
10/31/24	$12,056	$10,860	$12,004
11/30/24	$12,237	$10,975	$12,165
12/31/24	$11,991	$10,796	$11,929
01/31/25	$12,054	$10,853	$11,995
02/28/25	$12,301	$11,092	$12,240
03/31/25	$12,264	$11,096	$12,204
04/30/25	$12,252	$11,140	$12,201
05/31/25	$12,257	$11,060	$12,199
06/30/25	$12,498	$11,230	$12,427
07/31/25	$12,515	$11,200	$12,435
08/31/25	$12,641	$11,334	$12,561
09/30/25	$12,838	$11,458	$12,750
10/31/25	$12,886	$11,529	$12,799
11/30/25	$12,975	$11,601	$12,882
12/31/25	$12,935	$11,584	$12,857
01/31/26	$12,975	$11,596	$12,880
02/28/26	$13,143	$11,786	$13,046
03/31/26	$12,883	$11,578	$12,788
04/30/26	$12,947	$11,591	$12,845
05/31/26	$13,048	$11,628	$12,943
06/30/26	$13,074	$11,656	$12,967

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPBO	4.61%	0.51%	2.72%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Corporate Bond Index/Bloomberg Issuer Scored Corporate IndexFootnote Reference(1)Footnote Reference(2)	4.34%	0.34%	2.63%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,119,660,896
Holdings Count | Holding	4,058
Advisory Fees Paid, Amount	$ 543,965
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$2,119,660,896 Number of Portfolio Holdings4,058 Portfolio Turnover Rate25% Total Advisory Fees Paid$543,965
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	20.7%
Electric	9.3%
Pharmaceuticals	5.3%
Telecommunications	4.1%
Diversified Financial Services	3.8%
Health Care Services	3.7%
Internet	3.5%
Pipelines	3.5%
Oil & Gas	3.4%
Real Estate Investment Trusts	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Bank of America Corp., 3.59%, due 07/21/28	0.3%
Citigroup, Inc., 4.91%, due 05/24/33	0.2%
Bank of America Corp., 7.75%, due 05/14/38	0.2%
JPMorgan Chase & Co., 5.58%, due 07/23/36	0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.2%
BAT Capital Corp., 7.08%, due 08/02/43	0.2%
Meta Platforms, Inc., 4.60%, due 11/15/32	0.2%
Bank of America Corp., 3.97%, due 03/05/29	0.2%
Goldman Sachs Group, Inc., 4.41%, due 04/23/39	0.2%
Bank of America Corp., 3.42%, due 12/20/28	0.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Corporate Bond ETF to the State Street® SPDR® Portfolio Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Corporate Bond ETF to the State Street® SPDR® Portfolio Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000113018
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio High Yield Bond ETF
Trading Symbol	SPHY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio High Yield Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio High Yield Bond ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included continued economic resilience, higher interest rates, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and easing inflation pressures as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase. In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the reporting period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate fundamentals, and improving investor sentiment as recession concerns eased.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPHY	Bloomberg U.S. Aggregate Bond Index	ICE BofA US High Yield Index/ICE BofAML US Diversified Crossover Corporate Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,197	$10,063	$10,197
08/31/16	$10,305	$10,052	$10,295
09/30/16	$10,320	$10,046	$10,306
10/31/16	$10,291	$9,969	$10,283
11/30/16	$10,110	$9,733	$10,108
12/31/16	$10,228	$9,747	$10,220
01/31/17	$10,303	$9,766	$10,299
02/28/17	$10,412	$9,832	$10,411
03/31/17	$10,397	$9,827	$10,397
04/30/17	$10,511	$9,902	$10,518
05/31/17	$10,616	$9,979	$10,626
06/30/17	$10,642	$9,969	$10,660
07/31/17	$10,738	$10,011	$10,755
08/31/17	$10,787	$10,101	$10,804
09/30/17	$10,825	$10,053	$10,841
10/31/17	$10,866	$10,059	$10,883
11/30/17	$10,840	$10,046	$10,868
12/31/17	$10,899	$10,092	$10,921
01/31/18	$10,868	$9,976	$10,890
02/28/18	$10,724	$9,881	$10,749
03/31/18	$10,706	$9,945	$10,729
04/30/18	$10,665	$9,871	$10,697
05/31/18	$10,661	$9,941	$10,700
06/30/18	$10,622	$9,929	$10,667
07/31/18	$10,729	$9,931	$10,775
08/31/18	$10,800	$9,995	$10,848
09/30/18	$10,800	$9,931	$10,855
10/31/18	$10,636	$9,852	$10,703
11/30/18	$10,605	$9,911	$10,669
12/31/18	$10,594	$10,093	$10,660
01/31/19	$10,940	$10,200	$11,001
02/28/19	$11,047	$10,195	$11,114
03/31/19	$11,255	$10,390	$11,328
04/30/19	$11,390	$10,393	$11,486
05/31/19	$11,235	$10,577	$11,340
06/30/19	$11,504	$10,710	$11,618
07/31/19	$11,565	$10,734	$11,678
08/31/19	$11,604	$11,012	$11,724
09/30/19	$11,656	$10,953	$11,761
10/31/19	$11,675	$10,986	$11,788
11/30/19	$11,712	$10,981	$11,820
12/31/19	$11,980	$10,973	$12,067
01/31/20	$11,977	$11,184	$12,068
02/29/20	$11,802	$11,386	$11,881
03/31/20	$10,412	$11,319	$10,484
04/30/20	$10,811	$11,520	$10,882
05/31/20	$11,303	$11,573	$11,380
06/30/20	$11,414	$11,646	$11,491
07/31/20	$11,959	$11,820	$12,040
08/31/20	$12,085	$11,725	$12,158
09/30/20	$11,954	$11,718	$12,032
10/31/20	$12,016	$11,666	$12,088
11/30/20	$12,516	$11,781	$12,572
12/31/20	$12,762	$11,797	$12,811
01/31/21	$12,819	$11,712	$12,860
02/28/21	$12,884	$11,543	$12,905
03/31/21	$12,919	$11,399	$12,927
04/30/21	$13,066	$11,489	$13,069
05/31/21	$13,109	$11,527	$13,107
06/30/21	$13,287	$11,608	$13,286
07/31/21	$13,329	$11,737	$13,333
08/31/21	$13,396	$11,715	$13,406
09/30/21	$13,399	$11,614	$13,410
10/31/21	$13,385	$11,610	$13,387
11/30/21	$13,252	$11,645	$13,249
12/31/21	$13,505	$11,615	$13,499
01/31/22	$13,145	$11,365	$13,128
02/28/22	$13,034	$11,238	$13,010
03/31/22	$12,922	$10,926	$12,889
04/30/22	$12,481	$10,511	$12,420
05/31/22	$12,503	$10,579	$12,452
06/30/22	$11,667	$10,413	$11,604
07/31/22	$12,342	$10,667	$12,303
08/31/22	$12,066	$10,366	$12,008
09/30/22	$11,584	$9,918	$11,525
10/31/22	$11,907	$9,790	$11,853
11/30/22	$12,134	$10,150	$12,075
12/31/22	$12,052	$10,104	$11,984
01/31/23	$12,515	$10,415	$12,453
02/28/23	$12,355	$10,145	$12,292
03/31/23	$12,483	$10,403	$12,430
04/30/23	$12,611	$10,466	$12,550
05/31/23	$12,500	$10,352	$12,431
06/30/23	$12,713	$10,315	$12,633
07/31/23	$12,894	$10,308	$12,813
08/31/23	$12,926	$10,242	$12,850
09/30/23	$12,765	$9,982	$12,700
10/31/23	$12,614	$9,824	$12,543
11/30/23	$13,188	$10,269	$13,114
12/31/23	$13,685	$10,662	$13,597
01/31/24	$13,686	$10,633	$13,600
02/29/24	$13,722	$10,483	$13,640
03/31/24	$13,884	$10,580	$13,802
04/30/24	$13,757	$10,312	$13,664
05/31/24	$13,908	$10,487	$13,819
06/30/24	$14,044	$10,587	$13,953
07/31/24	$14,319	$10,834	$14,227
08/31/24	$14,549	$10,990	$14,453
09/30/24	$14,776	$11,137	$14,689
10/31/24	$14,699	$10,860	$14,608
11/30/24	$14,875	$10,975	$14,776
12/31/24	$14,814	$10,796	$14,712
01/31/25	$15,026	$10,853	$14,915
02/28/25	$15,122	$11,092	$15,012
03/31/25	$14,951	$11,096	$14,851
04/30/25	$14,927	$11,140	$14,852
05/31/25	$15,187	$11,060	$15,101
06/30/25	$15,465	$11,230	$15,382
07/31/25	$15,539	$11,200	$15,443
08/31/25	$15,737	$11,334	$15,631
09/30/25	$15,867	$11,458	$15,751
10/31/25	$15,888	$11,529	$15,782
11/30/25	$15,979	$11,601	$15,860
12/31/25	$16,077	$11,584	$15,963
01/31/26	$16,160	$11,596	$16,040
02/28/26	$16,187	$11,786	$16,067
03/31/26	$16,001	$11,578	$15,876
04/30/26	$16,270	$11,591	$16,146
05/31/26	$16,350	$11,628	$16,225
06/30/26	$16,393	$11,656	$16,265

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPHY	6.01%	4.29%	5.07%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA US High Yield Index/ICE BofAML US Diversified Crossover Corporate IndexFootnote Reference(1)Footnote Reference(2)	5.74%	4.13%	4.98%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 11,337,620,928
Holdings Count | Holding	1,925
Advisory Fees Paid, Amount	$ 5,064,283
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$11,337,620,928 Number of Portfolio Holdings1,925 Portfolio Turnover Rate71% Total Advisory Fees Paid$5,064,283
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Media	8.1%
Telecommunications	6.9%
Diversified Financial Services	5.4%
Commercial Services	5.0%
Oil & Gas	4.9%
Health Care Services	4.9%
Retail	4.9%
Pipelines	4.7%
Chemicals	3.1%
Real Estate Investment Trusts	2.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
1261229 BC Ltd., 10.00%, due 04/15/32	0.4%
EchoStar Corp., 10.75%, due 11/30/29	0.4%
Meridian Arc Holdco LLC, 6.25%, due 04/30/31	0.4%
PR RNO Property Owner 1 LLC, 6.50%, due 05/01/31	0.3%
Quikrete Holdings, Inc., 6.38%, due 03/01/32	0.3%
Cloud Software Group, Inc., 6.50%, due 03/31/29	0.3%
SV RNO Property Owner 1 LLC, 5.88%, due 03/01/31	0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 04/20/29	0.3%
Cloud Software Group, Inc., 9.00%, due 09/30/29	0.3%
Asurion LLC/Asurion Co-Issuer, Inc., 8.38%, due 02/01/34	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio High Yield Bond ETF to the State Street® SPDR® Portfolio High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio High Yield Bond ETF to the State Street® SPDR® Portfolio High Yield Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000066454
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Intermediate Term Corporate Bond ETF
Trading Symbol	SPIB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included evolving monetary policy expectations, higher interest rates, continued economic resilience, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and moderating inflation as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase.

In March 2026, escalating conflict involving the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher Treasury yields, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the reporting period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate balance sheets, and easing recession concerns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPIB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Corporate Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,076	$10,063	$10,075
08/31/16	$10,084	$10,052	$10,081
09/30/16	$10,091	$10,046	$10,089
10/31/16	$10,061	$9,969	$10,061
11/30/16	$9,878	$9,733	$9,880
12/31/16	$9,903	$9,747	$9,904
01/31/17	$9,941	$9,766	$9,942
02/28/17	$10,018	$9,832	$10,018
03/31/17	$10,017	$9,827	$10,019
04/30/17	$10,099	$9,902	$10,101
05/31/17	$10,171	$9,979	$10,172
06/30/17	$10,165	$9,969	$10,168
07/31/17	$10,237	$10,011	$10,242
08/31/17	$10,294	$10,101	$10,298
09/30/17	$10,269	$10,053	$10,275
10/31/17	$10,290	$10,059	$10,297
11/30/17	$10,250	$10,046	$10,262
12/31/17	$10,281	$10,092	$10,292
01/31/18	$10,199	$9,976	$10,210
02/28/18	$10,118	$9,881	$10,132
03/31/18	$10,124	$9,945	$10,138
04/30/18	$10,078	$9,871	$10,093
05/31/18	$10,135	$9,941	$10,148
06/30/18	$10,113	$9,929	$10,128
07/31/18	$10,158	$9,931	$10,172
08/31/18	$10,220	$9,995	$10,234
09/30/18	$10,192	$9,931	$10,209
10/31/18	$10,144	$9,852	$10,163
11/30/18	$10,140	$9,911	$10,162
12/31/18	$10,244	$10,093	$10,268
01/31/19	$10,425	$10,200	$10,452
02/28/19	$10,462	$10,195	$10,491
03/31/19	$10,634	$10,390	$10,661
04/30/19	$10,684	$10,393	$10,712
05/31/19	$10,793	$10,577	$10,821
06/30/19	$10,968	$10,710	$10,995
07/31/19	$10,992	$10,734	$11,020
08/31/19	$11,183	$11,012	$11,212
09/30/19	$11,156	$10,953	$11,186
10/31/19	$11,224	$10,986	$11,256
11/30/19	$11,229	$10,981	$11,261
12/31/19	$11,277	$10,973	$11,310
01/31/20	$11,442	$11,184	$11,474
02/29/20	$11,557	$11,386	$11,588
03/31/20	$10,923	$11,319	$10,953
04/30/20	$11,372	$11,520	$11,392
05/31/20	$11,590	$11,573	$11,600
06/30/20	$11,776	$11,646	$11,788
07/31/20	$11,956	$11,820	$11,966
08/31/20	$11,958	$11,725	$11,966
09/30/20	$11,937	$11,718	$11,945
10/31/20	$11,941	$11,666	$11,949
11/30/20	$12,077	$11,781	$12,092
12/31/20	$12,138	$11,797	$12,155
01/31/21	$12,091	$11,712	$12,108
02/28/21	$11,993	$11,543	$12,010
03/31/21	$11,869	$11,399	$11,889
04/30/21	$11,956	$11,489	$11,976
05/31/21	$12,025	$11,527	$12,046
06/30/21	$12,067	$11,608	$12,091
07/31/21	$12,164	$11,737	$12,187
08/31/21	$12,139	$11,715	$12,163
09/30/21	$12,076	$11,614	$12,101
10/31/21	$12,008	$11,610	$12,034
11/30/21	$11,989	$11,645	$12,016
12/31/21	$11,999	$11,615	$12,033
01/31/22	$11,777	$11,365	$11,805
02/28/22	$11,649	$11,238	$11,677
03/31/22	$11,368	$10,926	$11,401
04/30/22	$11,040	$10,511	$11,072
05/31/22	$11,138	$10,579	$11,171
06/30/22	$10,917	$10,413	$10,953
07/31/22	$11,171	$10,667	$11,214
08/31/22	$10,938	$10,366	$10,982
09/30/22	$10,566	$9,918	$10,612
10/31/22	$10,520	$9,790	$10,569
11/30/22	$10,862	$10,150	$10,909
12/31/22	$10,838	$10,104	$10,902
01/31/23	$11,133	$10,415	$11,176
02/28/23	$10,909	$10,145	$10,955
03/31/23	$11,116	$10,403	$11,174
04/30/23	$11,202	$10,466	$11,260
05/31/23	$11,113	$10,352	$11,175
06/30/23	$11,094	$10,315	$11,156
07/31/23	$11,162	$10,308	$11,222
08/31/23	$11,142	$10,242	$11,202
09/30/23	$10,985	$9,982	$11,049
10/31/23	$10,897	$9,824	$10,965
11/30/23	$11,308	$10,269	$11,373
12/31/23	$11,624	$10,662	$11,696
01/31/24	$11,657	$10,633	$11,719
02/29/24	$11,552	$10,483	$11,615
03/31/24	$11,662	$10,580	$11,727
04/30/24	$11,507	$10,312	$11,569
05/31/24	$11,669	$10,487	$11,732
06/30/24	$11,749	$10,587	$11,813
07/31/24	$11,983	$10,834	$12,049
08/31/24	$12,138	$10,990	$12,205
09/30/24	$12,295	$11,137	$12,363
10/31/24	$12,106	$10,860	$12,174
11/30/24	$12,225	$10,975	$12,280
12/31/24	$12,127	$10,796	$12,190
01/31/25	$12,199	$10,853	$12,266
02/28/25	$12,367	$11,092	$12,434
03/31/25	$12,399	$11,096	$12,467
04/30/25	$12,468	$11,140	$12,539
05/31/25	$12,494	$11,060	$12,564
06/30/25	$12,667	$11,230	$12,732
07/31/25	$12,685	$11,200	$12,748
08/31/25	$12,834	$11,334	$12,898
09/30/25	$12,926	$11,458	$12,992
10/31/25	$12,973	$11,529	$13,040
11/30/25	$13,068	$11,601	$13,133
12/31/25	$13,085	$11,584	$13,159
01/31/26	$13,123	$11,596	$13,189
02/28/26	$13,249	$11,786	$13,316
03/31/26	$13,062	$11,578	$13,130
04/30/26	$13,124	$11,591	$13,192
05/31/26	$13,173	$11,628	$13,240
06/30/26	$13,190	$11,656	$13,259

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPIB	4.13%	1.80%	2.81%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Intermediate Corporate Bond Index	4.13%	1.86%	2.86%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 11,570,236,004
Holdings Count | Holding	5,148
Advisory Fees Paid, Amount	$ 4,326,103
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$11,570,236,004 Number of Portfolio Holdings5,148 Portfolio Turnover Rate34% Total Advisory Fees Paid$4,326,103
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	26.2%
Electric	7.6%
Diversified Financial Services	4.7%
Real Estate Investment Trusts	4.4%
Pharmaceuticals	3.8%
Telecommunications	3.2%
Software	3.0%
Pipelines	2.9%
Auto Manufacturers	2.9%
Internet	2.8%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Morgan Stanley Bank NA, 5.02%, due 01/12/29	0.5%
Salesforce, Inc., 4.90%, due 09/15/31	0.3%
Bank of America Corp., 2.69%, due 04/22/32	0.2%
JPMorgan Chase & Co., 5.58%, due 07/23/36	0.2%
Goldman Sachs Group, Inc., 4.15%, due 01/21/29	0.2%
Charles Schwab Corp., 6.20%, due 11/17/29	0.2%
AT&T, Inc., 4.10%, due 02/15/28	0.2%
Morgan Stanley Private Bank NA, 4.47%, due 07/06/28	0.2%
Alphabet, Inc., 4.40%, due 02/15/33	0.2%
Citigroup, Inc., 5.41%, due 09/19/39	0.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Intermediate Term Corporate Bond ETF to the State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Intermediate Term Corporate Bond ETF to the State Street® SPDR® Portfolio Intermediate Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047965
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Intermediate Term Treasury ETF
Trading Symbol	SPTI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio Intermediate Term Treasury ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Intermediate Term Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy, elevated interest rates, and increased Treasury market volatility were the primary drivers of Fund performance during the reporting period. After beginning its rate-cutting cycle in late 2025, the Fed remained cautious through the first half of 2026 as persistent inflation pressures, resilient economic activity, and a relatively firm labor market reduced expectations for additional near-term easing.

Treasury yields trended upward during the period, reflecting shifting expectations for Fed policy, inflation, and geopolitical uncertainty. The 5-year Treasury yield moved higher, peaking at approximately 4.22% in the first half of 2026, roughly 50 basis points above its level at the start of the year, although it also reached a low of ~ 3.50% in the first quarter alone following the U.S.-Iran conflict, about 23 bps below its start-of-year level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPTI	Bloomberg U.S. Aggregate Bond Index	Bloomberg 3-10 Year U.S. Treasury Index/Bloomberg Intermediate U.S. Treasury Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,003	$10,063	$10,004
08/31/16	$9,955	$10,052	$9,957
09/30/16	$9,972	$10,046	$9,974
10/31/16	$9,921	$9,969	$9,924
11/30/16	$9,748	$9,733	$9,752
12/31/16	$9,744	$9,747	$9,749
01/31/17	$9,763	$9,766	$9,768
02/28/17	$9,791	$9,832	$9,797
03/31/17	$9,795	$9,827	$9,802
04/30/17	$9,847	$9,902	$9,855
05/31/17	$9,886	$9,979	$9,894
06/30/17	$9,858	$9,969	$9,867
07/31/17	$9,889	$10,011	$9,899
08/31/17	$9,950	$10,101	$9,960
09/30/17	$9,890	$10,053	$9,901
10/31/17	$9,876	$10,059	$9,888
11/30/17	$9,845	$10,046	$9,858
12/31/17	$9,847	$10,092	$9,860
01/31/18	$9,750	$9,976	$9,764
02/28/18	$9,720	$9,881	$9,735
03/31/18	$9,771	$9,945	$9,787
04/30/18	$9,713	$9,871	$9,730
05/31/18	$9,795	$9,941	$9,813
06/30/18	$9,792	$9,929	$9,810
07/31/18	$9,758	$9,931	$9,777
08/31/18	$9,835	$9,995	$9,855
09/30/18	$9,755	$9,931	$9,775
10/31/18	$9,750	$9,852	$9,771
11/30/18	$9,841	$9,911	$9,863
12/31/18	$10,038	$10,093	$10,062
01/31/19	$10,094	$10,200	$10,117
02/28/19	$10,073	$10,195	$10,096
03/31/19	$10,241	$10,390	$10,266
04/30/19	$10,233	$10,393	$10,258
05/31/19	$10,439	$10,577	$10,465
06/30/19	$10,549	$10,710	$10,576
07/31/19	$10,524	$10,734	$10,552
08/31/19	$10,792	$11,012	$10,821
09/30/19	$10,718	$10,953	$10,747
10/31/19	$10,745	$10,986	$10,775
11/30/19	$10,702	$10,981	$10,732
12/31/19	$10,679	$10,973	$10,709
01/31/20	$10,898	$11,184	$10,929
02/29/20	$11,137	$11,386	$11,170
03/31/20	$11,431	$11,319	$11,464
04/30/20	$11,474	$11,520	$11,507
05/31/20	$11,504	$11,573	$11,536
06/30/20	$11,517	$11,646	$11,550
07/31/20	$11,573	$11,820	$11,606
08/31/20	$11,535	$11,725	$11,568
09/30/20	$11,547	$11,718	$11,580
10/31/20	$11,475	$11,666	$11,508
11/30/20	$11,495	$11,781	$11,529
12/31/20	$11,496	$11,797	$11,530
01/31/21	$11,445	$11,712	$11,480
02/28/21	$11,290	$11,543	$11,323
03/31/21	$11,157	$11,399	$11,193
04/30/21	$11,226	$11,489	$11,261
05/31/21	$11,279	$11,527	$11,315
06/30/21	$11,278	$11,608	$11,314
07/31/21	$11,413	$11,737	$11,450
08/31/21	$11,381	$11,715	$11,419
09/30/21	$11,271	$11,614	$11,308
10/31/21	$11,186	$11,610	$11,224
11/30/21	$11,239	$11,645	$11,277
12/31/21	$11,205	$11,615	$11,243
01/31/22	$11,015	$11,365	$11,053
02/28/22	$10,965	$11,238	$11,001
03/31/22	$10,602	$10,926	$10,638
04/30/22	$10,346	$10,511	$10,382
05/31/22	$10,422	$10,579	$10,459
06/30/22	$10,337	$10,413	$10,374
07/31/22	$10,544	$10,667	$10,581
08/31/22	$10,240	$10,366	$10,278
09/30/22	$9,904	$9,918	$9,941
10/31/22	$9,831	$9,790	$9,870
11/30/22	$10,079	$10,150	$10,118
12/31/22	$10,004	$10,104	$10,062
01/31/23	$10,244	$10,415	$10,287
02/28/23	$9,992	$10,145	$10,035
03/31/23	$10,297	$10,403	$10,341
04/30/23	$10,372	$10,466	$10,417
05/31/23	$10,264	$10,352	$10,309
06/30/23	$10,136	$10,315	$10,182
07/31/23	$10,128	$10,308	$10,175
08/31/23	$10,107	$10,242	$10,155
09/30/23	$9,940	$9,982	$9,988
10/31/23	$9,855	$9,824	$9,903
11/30/23	$10,158	$10,269	$10,207
12/31/23	$10,431	$10,662	$10,492
01/31/24	$10,452	$10,633	$10,504
02/29/24	$10,295	$10,483	$10,344
03/31/24	$10,351	$10,580	$10,406
04/30/24	$10,141	$10,312	$10,189
05/31/24	$10,285	$10,487	$10,334
06/30/24	$10,392	$10,587	$10,442
07/31/24	$10,634	$10,834	$10,685
08/31/24	$10,763	$10,990	$10,816
09/30/24	$10,883	$11,137	$10,937
10/31/24	$10,623	$10,860	$10,676
11/30/24	$10,706	$10,975	$10,748
12/31/24	$10,575	$10,796	$10,624
01/31/25	$10,637	$10,853	$10,690
02/28/25	$10,844	$11,092	$10,897
03/31/25	$10,905	$11,096	$10,957
04/30/25	$11,043	$11,140	$11,096
05/31/25	$10,954	$11,060	$11,006
06/30/25	$11,086	$11,230	$11,138
07/31/25	$11,040	$11,200	$11,092
08/31/25	$11,206	$11,334	$11,260
09/30/25	$11,237	$11,458	$11,291
10/31/25	$11,296	$11,529	$11,350
11/30/25	$11,389	$11,601	$11,444
12/31/25	$11,357	$11,584	$11,422
01/31/26	$11,351	$11,596	$11,406
02/28/26	$11,546	$11,786	$11,602
03/31/26	$11,353	$11,578	$11,408
04/30/26	$11,352	$11,591	$11,407
05/31/26	$11,342	$11,628	$11,398
06/30/26	$11,356	$11,656	$11,411

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPTI	2.43%	0.14%	1.28%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 3-10 Year U.S. Treasury Index/Bloomberg Intermediate U.S. Treasury IndexFootnote Reference(1)Footnote Reference(2)	2.45%	0.17%	1.33%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 10,175,784,981
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,866,327
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$10,175,784,981 Number of Portfolio Holdings104 Portfolio Turnover Rate26% Total Advisory Fees Paid$2,866,327
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	98.9%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.63%, due 02/15/35	2.0%
U.S. Treasury Notes, 4.25%, due 08/15/35	1.9%
U.S. Treasury Notes, 4.25%, due 11/15/34	1.9%
U.S. Treasury Notes, 4.25%, due 05/15/35	1.9%
U.S. Treasury Notes, 4.38%, due 05/15/34	1.9%
U.S. Treasury Notes, 4.00%, due 02/15/34	1.9%
U.S. Treasury Notes, 4.50%, due 11/15/33	1.8%
U.S. Treasury Notes, 3.88%, due 08/15/34	1.8%
U.S. Treasury Notes, 4.00%, due 11/15/35	1.8%
U.S. Treasury Notes, 4.00%, due 02/28/30	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Intermediate Term Treasury ETF to the State Street® SPDR® Portfolio Intermediate Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Intermediate Term Treasury ETF to the State Street® SPDR® Portfolio Intermediate Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000066455
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Long Term Corporate Bond ETF
Trading Symbol	SPLB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio Long Term Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Long Term Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included continued economic resilience, higher interest rates, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and easing inflation pressures as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase.

In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices, wider credit spreads, and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate fundamentals, and improving investor sentiment as recession concerns eased.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPLB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Term Corporate Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,302	$10,063	$10,305
08/31/16	$10,354	$10,052	$10,356
09/30/16	$10,254	$10,046	$10,256
10/31/16	$10,043	$9,969	$10,052
11/30/16	$9,573	$9,733	$9,583
12/31/16	$9,730	$9,747	$9,741
01/31/17	$9,745	$9,766	$9,753
02/28/17	$9,939	$9,832	$9,948
03/31/17	$9,863	$9,827	$9,873
04/30/17	$10,022	$9,902	$10,034
05/31/17	$10,241	$9,979	$10,250
06/30/17	$10,350	$9,969	$10,361
07/31/17	$10,425	$10,011	$10,438
08/31/17	$10,562	$10,101	$10,571
09/30/17	$10,557	$10,053	$10,565
10/31/17	$10,648	$10,059	$10,650
11/30/17	$10,676	$10,046	$10,681
12/31/17	$10,919	$10,092	$10,918
01/31/18	$10,778	$9,976	$10,777
02/28/18	$10,405	$9,881	$10,407
03/31/18	$10,476	$9,945	$10,476
04/30/18	$10,271	$9,871	$10,272
05/31/18	$10,322	$9,941	$10,324
06/30/18	$10,177	$9,929	$10,179
07/31/18	$10,339	$9,931	$10,350
08/31/18	$10,368	$9,995	$10,376
09/30/18	$10,299	$9,931	$10,314
10/31/18	$9,927	$9,852	$9,939
11/30/18	$9,877	$9,911	$9,889
12/31/18	$10,108	$10,093	$10,128
01/31/19	$10,456	$10,200	$10,492
02/28/19	$10,445	$10,195	$10,480
03/31/19	$10,898	$10,390	$10,935
04/30/19	$10,968	$10,393	$11,009
05/31/19	$11,223	$10,577	$11,262
06/30/19	$11,684	$10,710	$11,725
07/31/19	$11,824	$10,734	$11,867
08/31/19	$12,516	$11,012	$12,562
09/30/19	$12,334	$10,953	$12,383
10/31/19	$12,405	$10,986	$12,454
11/30/19	$12,485	$10,981	$12,533
12/31/19	$12,496	$10,973	$12,548
01/31/20	$12,989	$11,184	$13,045
02/29/20	$13,247	$11,386	$13,301
03/31/20	$11,912	$11,319	$11,981
04/30/20	$12,798	$11,520	$12,870
05/31/20	$12,943	$11,573	$13,015
06/30/20	$13,263	$11,646	$13,343
07/31/20	$14,073	$11,820	$14,170
08/31/20	$13,561	$11,725	$13,661
09/30/20	$13,507	$11,718	$13,597
10/31/20	$13,432	$11,666	$13,525
11/30/20	$14,157	$11,781	$14,253
12/31/20	$14,194	$11,797	$14,297
01/31/21	$13,811	$11,712	$13,912
02/28/21	$13,364	$11,543	$13,468
03/31/21	$12,980	$11,399	$13,080
04/30/21	$13,199	$11,489	$13,306
05/31/21	$13,336	$11,527	$13,451
06/30/21	$13,817	$11,608	$13,948
07/31/21	$14,129	$11,737	$14,268
08/31/21	$14,058	$11,715	$14,200
09/30/21	$13,794	$11,614	$13,931
10/31/21	$14,002	$11,610	$14,140
11/30/21	$14,056	$11,645	$14,195
12/31/21	$13,957	$11,615	$14,135
01/31/22	$13,204	$11,365	$13,341
02/28/22	$12,745	$11,238	$12,880
03/31/22	$12,389	$10,926	$12,522
04/30/22	$11,178	$10,511	$11,299
05/31/22	$11,291	$10,579	$11,413
06/30/22	$10,806	$10,413	$10,920
07/31/22	$11,315	$10,667	$11,445
08/31/22	$10,805	$10,366	$10,930
09/30/22	$9,860	$9,918	$9,975
10/31/22	$9,638	$9,790	$9,751
11/30/22	$10,512	$10,150	$10,636
12/31/22	$10,346	$10,104	$10,514
01/31/23	$11,103	$10,415	$11,240
02/28/23	$10,496	$10,145	$10,627
03/31/23	$10,936	$10,403	$11,086
04/30/23	$11,019	$10,466	$11,170
05/31/23	$10,717	$10,352	$10,859
06/30/23	$10,884	$10,315	$11,027
07/31/23	$10,875	$10,308	$11,012
08/31/23	$10,667	$10,242	$10,798
09/30/23	$10,107	$9,982	$10,229
10/31/23	$9,684	$9,824	$9,800
11/30/23	$10,735	$10,269	$10,863
12/31/23	$11,500	$10,662	$11,663
01/31/24	$11,422	$10,633	$11,561
02/29/24	$11,117	$10,483	$11,246
03/31/24	$11,328	$10,580	$11,466
04/30/24	$10,781	$10,312	$10,900
05/31/24	$11,083	$10,487	$11,208
06/30/24	$11,140	$10,587	$11,267
07/31/24	$11,495	$10,834	$11,624
08/31/24	$11,740	$10,990	$11,871
09/30/24	$12,058	$11,137	$12,192
10/31/24	$11,557	$10,860	$11,684
11/30/24	$11,846	$10,975	$11,949
12/31/24	$11,320	$10,796	$11,436
01/31/25	$11,359	$10,853	$11,483
02/28/25	$11,746	$11,092	$11,875
03/31/25	$11,577	$11,096	$11,708
04/30/25	$11,422	$11,140	$11,557
05/31/25	$11,370	$11,060	$11,504
06/30/25	$11,724	$11,230	$11,852
07/31/25	$11,721	$11,200	$11,844
08/31/25	$11,797	$11,334	$11,923
09/30/25	$12,166	$11,458	$12,301
10/31/25	$12,211	$11,529	$12,350
11/30/25	$12,283	$11,601	$12,417
12/31/25	$12,122	$11,584	$12,287
01/31/26	$12,160	$11,596	$12,297
02/28/26	$12,397	$11,786	$12,542
03/31/26	$11,998	$11,578	$12,139
04/30/26	$12,045	$11,591	$12,189
05/31/26	$12,240	$11,628	$12,384
06/30/26	$12,273	$11,656	$12,420

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPLB	4.68%	(2.34%)	2.07%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Long Term Corporate Bond Index	4.79%	(2.29%)	2.19%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,202,463,057
Holdings Count | Holding	2,923
Advisory Fees Paid, Amount	$ 454,295
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,202,463,057 Number of Portfolio Holdings2,923 Portfolio Turnover Rate26% Total Advisory Fees Paid$454,295
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Electric	13.5%
Banks	8.0%
Pharmaceuticals	7.1%
Telecommunications	6.2%
Health Care Services	5.6%
Pipelines	4.7%
Internet	4.7%
Oil & Gas	3.9%
Media	3.7%
Software	3.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, due 02/01/46	0.4%
CVS Health Corp., 5.05%, due 03/25/48	0.3%
Amazon.com, Inc., 6.05%, due 03/13/76	0.3%
Meta Platforms, Inc., 6.30%, due 05/15/56	0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.75%, due 04/01/48	0.3%
Meta Platforms, Inc., 5.75%, due 11/15/65	0.3%
Pfizer Investment Enterprises Pte. Ltd., 5.30%, due 05/19/53	0.3%
Broadcom, Inc., 3.50%, due 02/15/41	0.3%
Meta Platforms, Inc., 5.63%, due 11/15/55	0.3%
Oracle Corp., 6.85%, due 02/04/66	0.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Long Term Corporate Bond ETF to the State Street® SPDR® Portfolio Long Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Long Term Corporate Bond ETF to the State Street® SPDR® Portfolio Long Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047966
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Long Term Treasury ETF
Trading Symbol	SPTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio Long Term Treasury ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Long Term Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy, elevated interest rates, and increased Treasury market volatility were the primary drivers of Fund performance during the reporting period. After beginning its rate-cutting cycle in late 2025, the Fed remained cautious through the first half of 2026 as persistent inflation pressures, resilient economic activity, and a relatively firm labor market reduced expectations for additional near-term easing.  Treasury yields trended upward during the period, reflecting shifting expectations for Fed policy, inflation, and geopolitical uncertainty. The 10-year Treasury yield moved higher, peaking at approximately 4.66%, roughly 50 basis points above its level at the start of the year, although it also reached a low of ~ 3.93% in the first quarter of 2026 following the U.S.-Iran conflict, about 23 bps below its start-of-year level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPTL	Bloomberg U.S. Aggregate Bond Index	Bloomberg Long U.S. Treasury Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,223	$10,063	$10,224
08/31/16	$10,126	$10,052	$10,127
09/30/16	$9,962	$10,046	$9,964
10/31/16	$9,555	$9,969	$9,558
11/30/16	$8,846	$9,733	$8,849
12/31/16	$8,798	$9,747	$8,802
01/31/17	$8,832	$9,766	$8,836
02/28/17	$8,968	$9,832	$8,974
03/31/17	$8,918	$9,827	$8,924
04/30/17	$9,055	$9,902	$9,062
05/31/17	$9,233	$9,979	$9,241
06/30/17	$9,269	$9,969	$9,278
07/31/17	$9,211	$10,011	$9,221
08/31/17	$9,527	$10,101	$9,537
09/30/17	$9,320	$10,053	$9,331
10/31/17	$9,312	$10,059	$9,324
11/30/17	$9,379	$10,046	$9,391
12/31/17	$9,539	$10,092	$9,552
01/31/18	$9,231	$9,976	$9,244
02/28/18	$8,954	$9,881	$8,966
03/31/18	$9,224	$9,945	$9,238
04/30/18	$9,045	$9,871	$9,058
05/31/18	$9,236	$9,941	$9,250
06/30/18	$9,252	$9,929	$9,266
07/31/18	$9,115	$9,931	$9,130
08/31/18	$9,259	$9,995	$9,274
09/30/18	$8,984	$9,931	$8,999
10/31/18	$8,711	$9,852	$8,725
11/30/18	$8,876	$9,911	$8,890
12/31/18	$9,360	$10,093	$9,377
01/31/19	$9,422	$10,200	$9,440
02/28/19	$9,307	$10,195	$9,324
03/31/19	$9,795	$10,390	$9,814
04/30/19	$9,620	$10,393	$9,638
05/31/19	$10,249	$10,577	$10,269
06/30/19	$10,385	$10,710	$10,406
07/31/19	$10,401	$10,734	$10,423
08/31/19	$11,491	$11,012	$11,517
09/30/19	$11,205	$10,953	$11,230
10/31/19	$11,107	$10,986	$11,134
11/30/19	$11,050	$10,981	$11,076
12/31/19	$10,742	$10,973	$10,767
01/31/20	$11,477	$11,184	$11,504
02/29/20	$12,245	$11,386	$12,275
03/31/20	$12,985	$11,319	$13,018
04/30/20	$13,248	$11,520	$13,281
05/31/20	$13,001	$11,573	$13,033
06/30/20	$13,020	$11,646	$13,050
07/31/20	$13,570	$11,820	$13,601
08/31/20	$12,984	$11,725	$13,015
09/30/20	$13,034	$11,718	$13,065
10/31/20	$12,642	$11,666	$12,672
11/30/20	$12,793	$11,781	$12,824
12/31/20	$12,642	$11,797	$12,673
01/31/21	$12,185	$11,712	$12,216
02/28/21	$11,506	$11,543	$11,536
03/31/21	$10,934	$11,399	$10,961
04/30/21	$11,187	$11,489	$11,216
05/31/21	$11,237	$11,527	$11,266
06/30/21	$11,638	$11,608	$11,669
07/31/21	$12,062	$11,737	$12,095
08/31/21	$12,036	$11,715	$12,069
09/30/21	$11,690	$11,614	$11,724
10/31/21	$11,909	$11,610	$11,942
11/30/21	$12,223	$11,645	$12,258
12/31/21	$12,049	$11,615	$12,084
01/31/22	$11,549	$11,365	$11,584
02/28/22	$11,378	$11,238	$11,415
03/31/22	$10,772	$10,926	$10,805
04/30/22	$9,813	$10,511	$9,844
05/31/22	$9,626	$10,579	$9,658
06/30/22	$9,485	$10,413	$9,516
07/31/22	$9,736	$10,667	$9,770
08/31/22	$9,305	$10,366	$9,337
09/30/22	$8,570	$9,918	$8,600
10/31/22	$8,094	$9,790	$8,122
11/30/22	$8,666	$10,150	$8,697
12/31/22	$8,478	$10,104	$8,549
01/31/23	$9,059	$10,415	$9,097
02/28/23	$8,633	$10,145	$8,665
03/31/23	$9,040	$10,403	$9,076
04/30/23	$9,085	$10,466	$9,123
05/31/23	$8,831	$10,352	$8,868
06/30/23	$8,830	$10,315	$8,867
07/31/23	$8,639	$10,308	$8,675
08/31/23	$8,400	$10,242	$8,433
09/30/23	$7,788	$9,982	$7,818
10/31/23	$7,405	$9,824	$7,432
11/30/23	$8,080	$10,269	$8,112
12/31/23	$8,757	$10,662	$8,811
01/31/24	$8,582	$10,633	$8,617
02/29/24	$8,387	$10,483	$8,420
03/31/24	$8,478	$10,580	$8,524
04/30/24	$7,974	$10,312	$8,005
05/31/24	$8,201	$10,487	$8,233
06/30/24	$8,335	$10,587	$8,369
07/31/24	$8,632	$10,834	$8,668
08/31/24	$8,808	$10,990	$8,845
09/30/24	$8,985	$11,137	$9,024
10/31/24	$8,518	$10,860	$8,554
11/30/24	$8,683	$10,975	$8,709
12/31/24	$8,209	$10,796	$8,246
01/31/25	$8,246	$10,853	$8,280
02/28/25	$8,672	$11,092	$8,709
03/31/25	$8,595	$11,096	$8,631
04/30/25	$8,501	$11,140	$8,537
05/31/25	$8,257	$11,060	$8,292
06/30/25	$8,463	$11,230	$8,500
07/31/25	$8,387	$11,200	$8,423
08/31/25	$8,414	$11,334	$8,450
09/30/25	$8,672	$11,458	$8,711
10/31/25	$8,783	$11,529	$8,823
11/30/25	$8,824	$11,601	$8,860
12/31/25	$8,647	$11,584	$8,707
01/31/26	$8,627	$11,596	$8,666
02/28/26	$8,989	$11,786	$9,030
03/31/26	$8,633	$11,578	$8,671
04/30/26	$8,574	$11,591	$8,613
05/31/26	$8,617	$11,628	$8,657
06/30/26	$8,706	$11,656	$8,746

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPTL	2.87%	(5.64%)	(1.38%)
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg Long U.S. Treasury Index	2.89%	(5.60%)	(1.33%)

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 10,629,296,625
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 3,324,806
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$10,629,296,625 Number of Portfolio Holdings100 Portfolio Turnover Rate4% Total Advisory Fees Paid$3,324,806
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	98.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bonds, 4.75%, due 05/15/55	2.2%
U.S. Treasury Bonds, 4.75%, due 02/15/56	2.2%
U.S. Treasury Bonds, 4.75%, due 08/15/55	2.2%
U.S. Treasury Bonds, 4.63%, due 11/15/55	2.1%
U.S. Treasury Bonds, 4.63%, due 05/15/54	2.1%
U.S. Treasury Bonds, 4.63%, due 02/15/55	2.1%
U.S. Treasury Bonds, 4.75%, due 11/15/53	2.1%
U.S. Treasury Bonds, 4.50%, due 11/15/54	2.1%
U.S. Treasury Bonds, 4.25%, due 08/15/54	2.0%
U.S. Treasury Bonds, 4.25%, due 02/15/54	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Long Term Treasury ETF to the State Street® SPDR® Portfolio Long Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Long Term Treasury ETF to the State Street® SPDR® Portfolio Long Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000066453
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Mortgage Backed Bond ETF
Trading Symbol	SPMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio Mortgage Backed Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Mortgage Backed Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period were changes in interest rates, credit spreads, and continued economic resilience. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times in the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% by December. The Fed cited easing inflation pressures and softer labor market conditions as reasons for the cuts, though inflation concerns reemerged in early 2026.

In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices and renewed inflation concerns. As a result, market volatility increased and expectations for additional monetary easing diminished. Securitized markets were influenced by changes in Treasury yields, credit spreads, and evolving risk sentiment as investors assessed the impact of inflation, economic growth, and monetary policy. Despite periods of heightened volatility, resilient economic data and generally healthy credit fundamentals helped support performance across securitized sectors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPMB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,020	$10,063	$10,020
08/31/16	$10,029	$10,052	$10,032
09/30/16	$10,056	$10,046	$10,060
10/31/16	$10,024	$9,969	$10,033
11/30/16	$9,841	$9,733	$9,861
12/31/16	$9,837	$9,747	$9,861
01/31/17	$9,831	$9,766	$9,858
02/28/17	$9,875	$9,832	$9,905
03/31/17	$9,875	$9,827	$9,908
04/30/17	$9,937	$9,902	$9,972
05/31/17	$9,997	$9,979	$10,034
06/30/17	$9,956	$9,969	$9,994
07/31/17	$9,999	$10,011	$10,039
08/31/17	$10,070	$10,101	$10,113
09/30/17	$10,046	$10,053	$10,090
10/31/17	$10,041	$10,059	$10,087
11/30/17	$10,024	$10,046	$10,072
12/31/17	$10,055	$10,092	$10,105
01/31/18	$9,935	$9,976	$9,987
02/28/18	$9,867	$9,881	$9,921
03/31/18	$9,929	$9,945	$9,985
04/30/18	$9,877	$9,871	$9,934
05/31/18	$9,944	$9,941	$10,004
06/30/18	$9,948	$9,929	$10,009
07/31/18	$9,938	$9,931	$9,998
08/31/18	$9,997	$9,995	$10,059
09/30/18	$9,939	$9,931	$9,997
10/31/18	$9,875	$9,852	$9,934
11/30/18	$9,964	$9,911	$10,023
12/31/18	$10,143	$10,093	$10,205
01/31/19	$10,222	$10,200	$10,286
02/28/19	$10,214	$10,195	$10,277
03/31/19	$10,361	$10,390	$10,426
04/30/19	$10,357	$10,393	$10,420
05/31/19	$10,489	$10,577	$10,555
06/30/19	$10,566	$10,710	$10,631
07/31/19	$10,606	$10,734	$10,674
08/31/19	$10,702	$11,012	$10,769
09/30/19	$10,710	$10,953	$10,777
10/31/19	$10,741	$10,986	$10,815
11/30/19	$10,745	$10,981	$10,823
12/31/19	$10,775	$10,973	$10,853
01/31/20	$10,847	$11,184	$10,929
02/29/20	$10,963	$11,386	$11,042
03/31/20	$11,064	$11,319	$11,159
04/30/20	$11,160	$11,520	$11,230
05/31/20	$11,176	$11,573	$11,244
06/30/20	$11,167	$11,646	$11,234
07/31/20	$11,196	$11,820	$11,254
08/31/20	$11,196	$11,725	$11,258
09/30/20	$11,189	$11,718	$11,246
10/31/20	$11,187	$11,666	$11,242
11/30/20	$11,198	$11,781	$11,249
12/31/20	$11,220	$11,797	$11,274
01/31/21	$11,230	$11,712	$11,282
02/28/21	$11,135	$11,543	$11,207
03/31/21	$11,061	$11,399	$11,150
04/30/21	$11,125	$11,489	$11,211
05/31/21	$11,094	$11,527	$11,191
06/30/21	$11,093	$11,608	$11,187
07/31/21	$11,165	$11,737	$11,257
08/31/21	$11,145	$11,715	$11,238
09/30/21	$11,100	$11,614	$11,198
10/31/21	$11,073	$11,610	$11,176
11/30/21	$11,059	$11,645	$11,166
12/31/21	$11,051	$11,615	$11,156
01/31/22	$10,878	$11,365	$10,991
02/28/22	$10,769	$11,238	$10,884
03/31/22	$10,487	$10,926	$10,601
04/30/22	$10,116	$10,511	$10,229
05/31/22	$10,232	$10,579	$10,342
06/30/22	$10,067	$10,413	$10,177
07/31/22	$10,391	$10,667	$10,504
08/31/22	$10,038	$10,366	$10,145
09/30/22	$9,529	$9,918	$9,632
10/31/22	$9,393	$9,790	$9,495
11/30/22	$9,780	$10,150	$9,882
12/31/22	$9,726	$10,104	$9,838
01/31/23	$10,058	$10,415	$10,163
02/28/23	$9,793	$10,145	$9,894
03/31/23	$9,983	$10,403	$10,087
04/30/23	$10,037	$10,466	$10,139
05/31/23	$9,962	$10,352	$10,065
06/30/23	$9,920	$10,315	$10,022
07/31/23	$9,912	$10,308	$10,014
08/31/23	$9,829	$10,242	$9,932
09/30/23	$9,516	$9,982	$9,616
10/31/23	$9,315	$9,824	$9,417
11/30/23	$9,802	$10,269	$9,908
12/31/23	$10,219	$10,662	$10,335
01/31/24	$10,177	$10,633	$10,287
02/29/24	$10,011	$10,483	$10,120
03/31/24	$10,110	$10,580	$10,227
04/30/24	$9,808	$10,312	$9,917
05/31/24	$10,005	$10,487	$10,116
06/30/24	$10,126	$10,587	$10,234
07/31/24	$10,392	$10,834	$10,504
08/31/24	$10,560	$10,990	$10,673
09/30/24	$10,685	$11,137	$10,800
10/31/24	$10,382	$10,860	$10,494
11/30/24	$10,528	$10,975	$10,634
12/31/24	$10,347	$10,796	$10,459
01/31/25	$10,399	$10,853	$10,512
02/28/25	$10,664	$11,092	$10,780
03/31/25	$10,661	$11,096	$10,778
04/30/25	$10,689	$11,140	$10,809
05/31/25	$10,590	$11,060	$10,711
06/30/25	$10,778	$11,230	$10,901
07/31/25	$10,735	$11,200	$10,857
08/31/25	$10,907	$11,334	$11,032
09/30/25	$11,040	$11,458	$11,166
10/31/25	$11,135	$11,529	$11,262
11/30/25	$11,205	$11,601	$11,332
12/31/25	$11,216	$11,584	$11,357
01/31/26	$11,271	$11,596	$11,403
02/28/26	$11,458	$11,786	$11,593
03/31/26	$11,267	$11,578	$11,402
04/30/26	$11,275	$11,591	$11,410
05/31/26	$11,309	$11,628	$11,444
06/30/26	$11,334	$11,656	$11,469

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPMB	5.15%	0.43%	1.26%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. MBS Index	5.21%	0.50%	1.38%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 7,072,949,980
Holdings Count | Holding	2,699
Advisory Fees Paid, Amount	$ 2,293,205
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$7,072,949,980 Number of Portfolio Holdings2,699 Portfolio Turnover Rate15% Total Advisory Fees Paid$2,293,205
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Government Agency Obligations	99.2%
Short-Term Investments	8.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Federal Home Loan Mortgage Corp., 5.00%, due 02/01/56	1.2%
Uniform Mortgage-Backed Security, TBA, 5.50%, due 07/01/56	0.9%
Federal National Mortgage Association, 2.00%, due 02/01/52	0.8%
Federal Home Loan Mortgage Corp., 6.00%, due 08/01/55	0.8%
Uniform Mortgage-Backed Security, TBA, 5.00%, due 07/01/56	0.8%
Federal Home Loan Mortgage Corp., 2.50%, due 05/01/52	0.6%
Federal Home Loan Mortgage Corp., 5.50%, due 11/01/54	0.6%
Government National Mortgage Association, 5.50%, due 06/20/55	0.5%
Government National Mortgage Association, TBA, 5.00%, due 07/20/56	0.5%
Federal National Mortgage Association, 4.50%, due 08/01/52	0.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Mortgage Backed Bond ETF to the State Street® SPDR® Portfolio Mortgage Backed Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Mortgage Backed Bond ETF to the State Street® SPDR® Portfolio Mortgage Backed Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000055010
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Short Term Corporate Bond ETF
Trading Symbol	SPSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio Short Term Corporate Bond ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Short Term Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period included elevated short-term interest rates, continued economic resilience, and strong corporate fundamentals. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times during the second half of the year, bringing the target federal funds rate range to 3.50%-3.75% in December 2025. The Fed cited softening labor market conditions and moderating inflation as justification for the rate cuts. The target rate range remains at 3.50%-3.75%, and markets have since shifted toward pricing the possibility of an additional rate increase.

In March 2026, escalating conflict involving the United States and Iran disrupted trade through the Strait of Hormuz, contributing to wider credit spreads and renewed inflation concerns. As inflation risks increased, the Fed placed greater emphasis on inflation while continuing to monitor labor market conditions. Despite heightened volatility during the reporting period, the Fund generated positive returns as credit spreads subsequently tightened, supported by resilient economic data, healthy corporate balance sheets, and improving investor sentiment as recession concerns eased.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPSB	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. 1-3 Year Corporate Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,018	$10,063	$10,021
08/31/16	$10,018	$10,052	$10,023
09/30/16	$10,026	$10,046	$10,032
10/31/16	$10,031	$9,969	$10,037
11/30/16	$9,988	$9,733	$9,998
12/31/16	$10,003	$9,747	$10,014
01/31/17	$10,032	$9,766	$10,044
02/28/17	$10,063	$9,832	$10,077
03/31/17	$10,068	$9,827	$10,083
04/30/17	$10,094	$9,902	$10,110
05/31/17	$10,119	$9,979	$10,135
06/30/17	$10,125	$9,969	$10,143
07/31/17	$10,163	$10,011	$10,183
08/31/17	$10,181	$10,101	$10,202
09/30/17	$10,181	$10,053	$10,203
10/31/17	$10,188	$10,059	$10,212
11/30/17	$10,163	$10,046	$10,188
12/31/17	$10,173	$10,092	$10,199
01/31/18	$10,152	$9,976	$10,181
02/28/18	$10,127	$9,881	$10,157
03/31/18	$10,129	$9,945	$10,160
04/30/18	$10,139	$9,871	$10,170
05/31/18	$10,178	$9,941	$10,209
06/30/18	$10,176	$9,929	$10,208
07/31/18	$10,200	$9,931	$10,231
08/31/18	$10,240	$9,995	$10,274
09/30/18	$10,246	$9,931	$10,279
10/31/18	$10,246	$9,852	$10,281
11/30/18	$10,252	$9,911	$10,287
12/31/18	$10,322	$10,093	$10,359
01/31/19	$10,401	$10,200	$10,438
02/28/19	$10,433	$10,195	$10,470
03/31/19	$10,508	$10,390	$10,548
04/30/19	$10,539	$10,393	$10,580
05/31/19	$10,596	$10,577	$10,638
06/30/19	$10,668	$10,710	$10,712
07/31/19	$10,676	$10,734	$10,720
08/31/19	$10,756	$11,012	$10,803
09/30/19	$10,768	$10,953	$10,814
10/31/19	$10,812	$10,986	$10,861
11/30/19	$10,821	$10,981	$10,870
12/31/19	$10,857	$10,973	$10,908
01/31/20	$10,915	$11,184	$10,967
02/29/20	$10,979	$11,386	$11,032
03/31/20	$10,708	$11,319	$10,740
04/30/20	$10,943	$11,520	$10,982
05/31/20	$11,067	$11,573	$11,102
06/30/20	$11,139	$11,646	$11,178
07/31/20	$11,186	$11,820	$11,228
08/31/20	$11,207	$11,725	$11,251
09/30/20	$11,201	$11,718	$11,246
10/31/20	$11,220	$11,666	$11,266
11/30/20	$11,250	$11,781	$11,299
12/31/20	$11,272	$11,797	$11,322
01/31/21	$11,274	$11,712	$11,325
02/28/21	$11,279	$11,543	$11,331
03/31/21	$11,267	$11,399	$11,319
04/30/21	$11,285	$11,489	$11,340
05/31/21	$11,307	$11,527	$11,362
06/30/21	$11,294	$11,608	$11,350
07/31/21	$11,311	$11,737	$11,367
08/31/21	$11,313	$11,715	$11,370
09/30/21	$11,310	$11,614	$11,368
10/31/21	$11,270	$11,610	$11,329
11/30/21	$11,245	$11,645	$11,305
12/31/21	$11,248	$11,615	$11,307
01/31/22	$11,161	$11,365	$11,220
02/28/22	$11,102	$11,238	$11,160
03/31/22	$10,971	$10,926	$11,028
04/30/22	$10,888	$10,511	$10,946
05/31/22	$10,966	$10,579	$11,024
06/30/22	$10,861	$10,413	$10,916
07/31/22	$10,956	$10,667	$11,013
08/31/22	$10,882	$10,366	$10,936
09/30/22	$10,730	$9,918	$10,782
10/31/22	$10,709	$9,790	$10,760
11/30/22	$10,856	$10,150	$10,905
12/31/22	$10,875	$10,104	$10,932
01/31/23	$10,998	$10,415	$11,044
02/28/23	$10,924	$10,145	$10,970
03/31/23	$11,022	$10,403	$11,068
04/30/23	$11,085	$10,466	$11,129
05/31/23	$11,065	$10,352	$11,108
06/30/23	$11,055	$10,315	$11,098
07/31/23	$11,128	$10,308	$11,169
08/31/23	$11,156	$10,242	$11,196
09/30/23	$11,144	$9,982	$11,184
10/31/23	$11,170	$9,824	$11,209
11/30/23	$11,339	$10,269	$11,379
12/31/23	$11,489	$10,662	$11,530
01/31/24	$11,544	$10,633	$11,584
02/29/24	$11,518	$10,483	$11,560
03/31/24	$11,578	$10,580	$11,622
04/30/24	$11,552	$10,312	$11,595
05/31/24	$11,643	$10,487	$11,688
06/30/24	$11,699	$10,587	$11,744
07/31/24	$11,847	$10,834	$11,893
08/31/24	$11,959	$10,990	$12,007
09/30/24	$12,067	$11,137	$12,117
10/31/24	$12,011	$10,860	$12,059
11/30/24	$12,072	$10,975	$12,116
12/31/24	$12,095	$10,796	$12,140
01/31/25	$12,153	$10,853	$12,200
02/28/25	$12,237	$11,092	$12,284
03/31/25	$12,288	$11,096	$12,336
04/30/25	$12,357	$11,140	$12,407
05/31/25	$12,379	$11,060	$12,428
06/30/25	$12,471	$11,230	$12,519
07/31/25	$12,487	$11,200	$12,533
08/31/25	$12,597	$11,334	$12,643
09/30/25	$12,651	$11,458	$12,698
10/31/25	$12,692	$11,529	$12,740
11/30/25	$12,753	$11,601	$12,801
12/31/25	$12,803	$11,584	$12,854
01/31/26	$12,853	$11,596	$12,901
02/28/26	$12,905	$11,786	$12,954
03/31/26	$12,842	$11,578	$12,893
04/30/26	$12,889	$11,591	$12,941
05/31/26	$12,931	$11,628	$12,982
06/30/26	$12,951	$11,656	$13,003

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPSB	3.86%	2.78%	2.62%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. 1-3 Year Corporate Bond Index	3.86%	2.76%	2.66%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 10,656,806,789
Holdings Count | Holding	1,620
Advisory Fees Paid, Amount	$ 3,546,109
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$10,656,806,789 Number of Portfolio Holdings1,620 Portfolio Turnover Rate56% Total Advisory Fees Paid$3,546,109
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Banks	32.1%
Electric	6.8%
Diversified Financial Services	5.1%
Pharmaceuticals	4.4%
Auto Manufacturers	4.1%
Real Estate Investment Trusts	3.3%
Software	2.7%
Retail	2.5%
Internet	2.4%
Investment Company Securities	2.4%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Salesforce, Inc., 4.65%, due 03/15/29	0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, due 10/29/28	0.4%
Bank of America Corp., 3.42%, due 12/20/28	0.4%
Citigroup, Inc., 4.79%, due 03/04/29	0.4%
JPMorgan Chase & Co., 4.85%, due 07/25/28	0.4%
Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 05/19/28	0.4%
Sprint Capital Corp., 6.88%, due 11/15/28	0.4%
Morgan Stanley, 4.56%, due 04/10/30	0.4%
Wells Fargo & Co., 4.81%, due 07/25/28	0.4%
Bank of America Corp., 4.95%, due 07/22/28	0.4%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Short Term Corporate Bond ETF to the State Street® SPDR® Portfolio Short Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Short Term Corporate Bond ETF to the State Street® SPDR® Portfolio Short Term Corporate Bond ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000055009
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Short Term Treasury ETF
Trading Symbol	SPTS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio Short Term Treasury ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Short Term Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy, elevated interest rates, and increased Treasury market volatility were the primary drivers of Fund performance during the reporting period. After beginning its rate-cutting cycle in late 2025, the Fed remained cautious through the first half of 2026 as persistent inflation pressures, resilient economic activity, and a relatively firm labor market reduced expectations for additional near-term easing. This backdrop contributed to higher and more volatile Treasury yields.

Short-term Treasury yields trended higher over the reporting period, with the two-year Treasury yield increasing from 3.72% to 4.17%. Much of the increase occurred in the first half of 2026, reflecting shifting expectations around the path of monetary policy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPTS	Bloomberg U.S. Aggregate Bond Index	Bloomberg 1-3 Year U.S. Treasury Index/Bloomberg 1-5 Year U.S. Treasury Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$9,995	$10,063	$9,996
08/31/16	$9,963	$10,052	$9,964
09/30/16	$9,979	$10,046	$9,981
10/31/16	$9,956	$9,969	$9,960
11/30/16	$9,859	$9,733	$9,862
12/31/16	$9,859	$9,747	$9,864
01/31/17	$9,876	$9,766	$9,882
02/28/17	$9,890	$9,832	$9,896
03/31/17	$9,895	$9,827	$9,902
04/30/17	$9,927	$9,902	$9,935
05/31/17	$9,950	$9,979	$9,958
06/30/17	$9,933	$9,969	$9,943
07/31/17	$9,960	$10,011	$9,970
08/31/17	$9,995	$10,101	$10,006
09/30/17	$9,960	$10,053	$9,971
10/31/17	$9,949	$10,059	$9,961
11/30/17	$9,919	$10,046	$9,932
12/31/17	$9,917	$10,092	$9,931
01/31/18	$9,858	$9,976	$9,872
02/28/18	$9,844	$9,881	$9,859
03/31/18	$9,876	$9,945	$9,891
04/30/18	$9,840	$9,871	$9,855
05/31/18	$9,877	$9,941	$9,892
06/30/18	$9,877	$9,929	$9,893
07/31/18	$9,875	$9,931	$9,891
08/31/18	$9,907	$9,995	$9,924
09/30/18	$9,894	$9,931	$9,912
10/31/18	$9,908	$9,852	$9,926
11/30/18	$9,943	$9,911	$9,962
12/31/18	$10,023	$10,093	$10,042
01/31/19	$10,050	$10,200	$10,069
02/28/19	$10,059	$10,195	$10,079
03/31/19	$10,121	$10,390	$10,142
04/30/19	$10,141	$10,393	$10,162
05/31/19	$10,217	$10,577	$10,237
06/30/19	$10,269	$10,710	$10,290
07/31/19	$10,257	$10,734	$10,279
08/31/19	$10,340	$11,012	$10,362
09/30/19	$10,327	$10,953	$10,350
10/31/19	$10,361	$10,986	$10,385
11/30/19	$10,356	$10,981	$10,381
12/31/19	$10,378	$10,973	$10,403
01/31/20	$10,435	$11,184	$10,460
02/29/20	$10,531	$11,386	$10,554
03/31/20	$10,666	$11,319	$10,690
04/30/20	$10,681	$11,520	$10,704
05/31/20	$10,689	$11,573	$10,712
06/30/20	$10,693	$11,646	$10,716
07/31/20	$10,702	$11,820	$10,726
08/31/20	$10,700	$11,725	$10,724
09/30/20	$10,702	$11,718	$10,727
10/31/20	$10,697	$11,666	$10,722
11/30/20	$10,701	$11,781	$10,726
12/31/20	$10,706	$11,797	$10,732
01/31/21	$10,708	$11,712	$10,735
02/28/21	$10,703	$11,543	$10,729
03/31/21	$10,700	$11,399	$10,726
04/30/21	$10,703	$11,489	$10,730
05/31/21	$10,713	$11,527	$10,740
06/30/21	$10,694	$11,608	$10,722
07/31/21	$10,713	$11,737	$10,740
08/31/21	$10,711	$11,715	$10,740
09/30/21	$10,700	$11,614	$10,729
10/31/21	$10,665	$11,610	$10,694
11/30/21	$10,660	$11,645	$10,689
12/31/21	$10,637	$11,615	$10,667
01/31/22	$10,562	$11,365	$10,592
02/28/22	$10,519	$11,238	$10,548
03/31/22	$10,369	$10,926	$10,399
04/30/22	$10,319	$10,511	$10,350
05/31/22	$10,380	$10,579	$10,411
06/30/22	$10,315	$10,413	$10,345
07/31/22	$10,358	$10,667	$10,389
08/31/22	$10,275	$10,366	$10,306
09/30/22	$10,153	$9,918	$10,185
10/31/22	$10,142	$9,790	$10,175
11/30/22	$10,210	$10,150	$10,242
12/31/22	$10,223	$10,104	$10,260
01/31/23	$10,303	$10,415	$10,335
02/28/23	$10,222	$10,145	$10,255
03/31/23	$10,389	$10,403	$10,423
04/30/23	$10,417	$10,466	$10,451
05/31/23	$10,380	$10,352	$10,414
06/30/23	$10,324	$10,315	$10,360
07/31/23	$10,359	$10,308	$10,396
08/31/23	$10,399	$10,242	$10,437
09/30/23	$10,396	$9,982	$10,434
10/31/23	$10,430	$9,824	$10,469
11/30/23	$10,538	$10,269	$10,578
12/31/23	$10,658	$10,662	$10,700
01/31/24	$10,699	$10,633	$10,739
02/29/24	$10,653	$10,483	$10,693
03/31/24	$10,688	$10,580	$10,730
04/30/24	$10,650	$10,312	$10,690
05/31/24	$10,725	$10,487	$10,765
06/30/24	$10,788	$10,587	$10,827
07/31/24	$10,914	$10,834	$10,954
08/31/24	$11,012	$10,990	$11,053
09/30/24	$11,101	$11,137	$11,142
10/31/24	$11,033	$10,860	$11,075
11/30/24	$11,068	$10,975	$11,106
12/31/24	$11,092	$10,796	$11,131
01/31/25	$11,139	$10,853	$11,180
02/28/25	$11,219	$11,092	$11,259
03/31/25	$11,273	$11,096	$11,312
04/30/25	$11,365	$11,140	$11,404
05/31/25	$11,340	$11,060	$11,378
06/30/25	$11,409	$11,230	$11,447
07/31/25	$11,401	$11,200	$11,440
08/31/25	$11,501	$11,334	$11,540
09/30/25	$11,536	$11,458	$11,575
10/31/25	$11,575	$11,529	$11,614
11/30/25	$11,628	$11,601	$11,668
12/31/25	$11,664	$11,584	$11,707
01/31/26	$11,688	$11,596	$11,729
02/28/26	$11,753	$11,786	$11,792
03/31/26	$11,699	$11,578	$11,738
04/30/26	$11,722	$11,591	$11,761
05/31/26	$11,736	$11,628	$11,775
06/30/26	$11,742	$11,656	$11,781

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPTS	2.91%	1.89%	1.62%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg 1-3 Year U.S. Treasury Index/Bloomberg 1-5 Year U.S. Treasury IndexFootnote Reference(1)Footnote Reference(2)	2.92%	1.90%	1.65%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 5,938,673,722
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,755,421
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$5,938,673,722 Number of Portfolio Holdings97 Portfolio Turnover Rate53% Total Advisory Fees Paid$1,755,421
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	99.0%
Short-Term Investments	0.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 3.50%, due 01/31/28	1.8%
U.S. Treasury Notes, 4.63%, due 04/30/29	1.4%
U.S. Treasury Notes, 3.38%, due 12/31/27	1.4%
U.S. Treasury Notes, 3.38%, due 11/30/27	1.4%
U.S. Treasury Notes, 4.50%, due 05/31/29	1.4%
U.S. Treasury Notes, 3.38%, due 02/29/28	1.4%
U.S. Treasury Notes, 4.25%, due 06/30/29	1.4%
U.S. Treasury Notes, 4.13%, due 03/31/29	1.3%
U.S. Treasury Notes, 3.75%, due 08/15/27	1.3%
U.S. Treasury Notes, 4.00%, due 01/31/29	1.3%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Short Term Treasury ETF to the State Street® SPDR® Portfolio Short Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Short Term Treasury ETF to the State Street® SPDR® Portfolio Short Term Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000047967
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio TIPS ETF
Trading Symbol	SPIP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio TIPS ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio TIPS ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of Federal Reserve (“Fed”) policy, elevated interest rates, and increased Treasury market volatility were the primary drivers of Fund performance during the reporting period. After beginning its rate-cutting cycle in late 2025, the Fed remained cautious through the first half of 2026 as persistent inflation pressures, resilient economic activity, and a relatively firm labor market reduced expectations for additional near-term easing.  Treasury yields were volatile during the period as investors reassessed the outlook for Fed policy, inflation, and geopolitical risks. Ten-year TIPS yields rose from 1.93% to 2.22%, after reaching a low of 1.65% during the period, creating periods of volatility for TIPS. Although rising yields created a headwind for prices, the sector generated positive returns as elevated starting yields provided attractive income and inflation adjustments contributed positively to performance. Persistent inflation pressures and heightened geopolitical uncertainty also supported inflation-protected securities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPIP	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government Inflation-Linked Bond Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,099	$10,063	$10,100
08/31/16	$10,054	$10,052	$10,056
09/30/16	$10,104	$10,046	$10,107
10/31/16	$10,055	$9,969	$10,058
11/30/16	$9,850	$9,733	$9,855
12/31/16	$9,834	$9,747	$9,840
01/31/17	$9,919	$9,766	$9,925
02/28/17	$9,970	$9,832	$9,979
03/31/17	$9,960	$9,827	$9,974
04/30/17	$10,023	$9,902	$10,035
05/31/17	$10,019	$9,979	$10,031
06/30/17	$9,918	$9,969	$9,933
07/31/17	$9,961	$10,011	$9,975
08/31/17	$10,074	$10,101	$10,090
09/30/17	$10,005	$10,053	$10,023
10/31/17	$10,025	$10,059	$10,044
11/30/17	$10,041	$10,046	$10,062
12/31/17	$10,143	$10,092	$10,164
01/31/18	$10,052	$9,976	$10,074
02/28/18	$9,943	$9,881	$9,966
03/31/18	$10,049	$9,945	$10,077
04/30/18	$10,044	$9,871	$10,072
05/31/18	$10,085	$9,941	$10,113
06/30/18	$10,126	$9,929	$10,158
07/31/18	$10,074	$9,931	$10,105
08/31/18	$10,147	$9,995	$10,179
09/30/18	$10,032	$9,931	$10,064
10/31/18	$9,874	$9,852	$9,907
11/30/18	$9,923	$9,911	$9,959
12/31/18	$9,979	$10,093	$10,014
01/31/19	$10,119	$10,200	$10,155
02/28/19	$10,114	$10,195	$10,151
03/31/19	$10,307	$10,390	$10,348
04/30/19	$10,338	$10,393	$10,381
05/31/19	$10,518	$10,577	$10,568
06/30/19	$10,606	$10,710	$10,653
07/31/19	$10,648	$10,734	$10,695
08/31/19	$10,921	$11,012	$10,972
09/30/19	$10,760	$10,953	$10,811
10/31/19	$10,786	$10,986	$10,837
11/30/19	$10,802	$10,981	$10,856
12/31/19	$10,836	$10,973	$10,890
01/31/20	$11,081	$11,184	$11,136
02/29/20	$11,243	$11,386	$11,302
03/31/20	$11,042	$11,319	$11,100
04/30/20	$11,363	$11,520	$11,424
05/31/20	$11,393	$11,573	$11,453
06/30/20	$11,525	$11,646	$11,584
07/31/20	$11,809	$11,820	$11,877
08/31/20	$11,930	$11,725	$11,998
09/30/20	$11,884	$11,718	$11,953
10/31/20	$11,802	$11,666	$11,870
11/30/20	$11,942	$11,781	$12,011
12/31/20	$12,077	$11,797	$12,148
01/31/21	$12,110	$11,712	$12,182
02/28/21	$11,886	$11,543	$11,958
03/31/21	$11,852	$11,399	$11,926
04/30/21	$12,022	$11,489	$12,104
05/31/21	$12,172	$11,527	$12,252
06/30/21	$12,256	$11,608	$12,338
07/31/21	$12,596	$11,737	$12,685
08/31/21	$12,572	$11,715	$12,659
09/30/21	$12,474	$11,614	$12,560
10/31/21	$12,621	$11,610	$12,708
11/30/21	$12,746	$11,645	$12,836
12/31/21	$12,778	$11,615	$12,876
01/31/22	$12,500	$11,365	$12,590
02/28/22	$12,603	$11,238	$12,694
03/31/22	$12,356	$10,926	$12,449
04/30/22	$12,080	$10,511	$12,178
05/31/22	$11,938	$10,579	$12,029
06/30/22	$11,544	$10,413	$11,632
07/31/22	$12,065	$10,667	$12,159
08/31/22	$11,740	$10,366	$11,832
09/30/22	$10,940	$9,918	$11,020
10/31/22	$11,077	$9,790	$11,159
11/30/22	$11,288	$10,150	$11,373
12/31/22	$11,149	$10,104	$11,254
01/31/23	$11,382	$10,415	$11,469
02/28/23	$11,225	$10,145	$11,311
03/31/23	$11,544	$10,403	$11,641
04/30/23	$11,555	$10,466	$11,649
05/31/23	$11,417	$10,352	$11,510
06/30/23	$11,380	$10,315	$11,477
07/31/23	$11,389	$10,308	$11,484
08/31/23	$11,281	$10,242	$11,376
09/30/23	$11,061	$9,982	$11,156
10/31/23	$10,970	$9,824	$11,065
11/30/23	$11,276	$10,269	$11,374
12/31/23	$11,566	$10,662	$11,686
01/31/24	$11,602	$10,633	$11,704
02/29/24	$11,477	$10,483	$11,579
03/31/24	$11,559	$10,580	$11,673
04/30/24	$11,364	$10,312	$11,470
05/31/24	$11,562	$10,487	$11,675
06/30/24	$11,651	$10,587	$11,762
07/31/24	$11,862	$10,834	$11,975
08/31/24	$11,955	$10,990	$12,072
09/30/24	$12,136	$11,137	$12,254
10/31/24	$11,915	$10,860	$12,031
11/30/24	$11,983	$10,975	$12,090
12/31/24	$11,770	$10,796	$11,891
01/31/25	$11,926	$10,853	$12,046
02/28/25	$12,192	$11,092	$12,321
03/31/25	$12,259	$11,096	$12,387
04/30/25	$12,265	$11,140	$12,392
05/31/25	$12,189	$11,060	$12,316
06/30/25	$12,305	$11,230	$12,433
07/31/25	$12,317	$11,200	$12,447
08/31/25	$12,500	$11,334	$12,634
09/30/25	$12,563	$11,458	$12,698
10/31/25	$12,610	$11,529	$12,750
11/30/25	$12,633	$11,601	$12,765
12/31/25	$12,556	$11,584	$12,709
01/31/26	$12,609	$11,596	$12,747
02/28/26	$12,778	$11,786	$12,922
03/31/26	$12,593	$11,578	$12,737
04/30/26	$12,735	$11,591	$12,882
05/31/26	$12,763	$11,628	$12,914
06/30/26	$12,703	$11,656	$12,854

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPIP	3.24%	0.72%	2.42%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
Bloomberg U.S. Government Inflation-Linked Bond Index	3.38%	0.82%	2.54%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,011,504,413
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 1,186,031
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,011,504,413 Number of Portfolio Holdings50 Portfolio Turnover Rate17% Total Advisory Fees Paid$1,186,031
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	98.5%
Short-Term Investments	2.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	3.4%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.3%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/35	3.2%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/32	3.2%
U.S. Treasury Inflation-Indexed Notes, 1.75%, due 01/15/34	3.2%
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 01/15/36	3.1%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/31	3.1%
U.S. Treasury Inflation-Indexed Notes, 0.50%, due 01/15/28	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 01/15/31	3.0%
U.S. Treasury Inflation-Indexed Notes, 0.13%, due 07/15/30	2.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio TIPS ETF to the State Street® SPDR® Portfolio TIPS ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio TIPS ETF to the State Street® SPDR® Portfolio TIPS ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000249829
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Treasury ETF
Trading Symbol	SPTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio Treasury ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Treasury ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Uncertainty around the future path of the U.S. Federal Reserve (the “Fed”) policy, elevated interest rates, and increased Treasury market volatility were the primary drivers of Fund performance during the reporting period. After beginning its rate-cutting cycle in late 2025, the Fed remained cautious through the first half of 2026 as persistent inflation pressures, resilient economic activity, and a relatively firm labor market reduced expectations for additional near-term easing.  Treasury yields across the curve trended upward during the period, reflecting shifting expectations for Fed policy, inflation, and geopolitical uncertainty. The 10-year Treasury yield moved higher, peaking at approximately 4.66%, roughly 50 basis points above its level at the start of the year, although it also reached a low of approximately 3.94% in the first quarter following the US-Iran conflict, about 23 basis points below its start-of-year level.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPTB	Bloomberg U.S. Aggregate Bond Index	Bloomberg US Treasury Index
05/21/24	$10,000	$10,000	$10,000
05/31/24	$9,990	$9,987	$9,989
06/30/24	$10,090	$10,081	$10,090
07/31/24	$10,311	$10,317	$10,310
08/31/24	$10,441	$10,465	$10,442
09/30/24	$10,565	$10,605	$10,568
10/31/24	$10,314	$10,342	$10,316
11/30/24	$10,403	$10,452	$10,396
12/31/24	$10,237	$10,281	$10,236
01/31/25	$10,289	$10,335	$10,289
02/28/25	$10,511	$10,563	$10,511
03/31/25	$10,536	$10,567	$10,535
04/30/25	$10,603	$10,608	$10,602
05/31/25	$10,495	$10,532	$10,493
06/30/25	$10,626	$10,694	$10,624
07/31/25	$10,585	$10,666	$10,583
08/31/25	$10,696	$10,793	$10,694
09/30/25	$10,787	$10,911	$10,785
10/31/25	$10,853	$10,979	$10,852
11/30/25	$10,921	$11,048	$10,919
12/31/25	$10,873	$11,031	$10,883
01/31/26	$10,874	$11,043	$10,872
02/28/26	$11,071	$11,224	$11,070
03/31/26	$10,880	$11,026	$10,878
04/30/26	$10,872	$11,038	$10,870
05/31/26	$10,884	$11,073	$10,882
06/30/26	$10,915	$11,099	$10,913

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	Since Inception 05/21/24
SPTB	2.71%	4.23%
Bloomberg U.S. Aggregate Bond Index	3.79%	5.06%
Bloomberg US Treasury Index	2.71%	4.22%

Performance Inception Date	May 21, 2024
Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 285,454,319
Holdings Count | Holding	287
Advisory Fees Paid, Amount	$ 46,046
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$285,454,319 Number of Portfolio Holdings287 Portfolio Turnover Rate19% Total Advisory Fees Paid$46,046
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	98.8%
Short-Term Investments	0.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Notes, 4.63%, due 02/15/35	0.9%
U.S. Treasury Notes, 4.00%, due 02/15/34	0.8%
U.S. Treasury Notes, 4.13%, due 02/15/36	0.8%
U.S. Treasury Notes, 4.50%, due 11/15/33	0.8%
U.S. Treasury Notes, 4.25%, due 08/15/35	0.8%
U.S. Treasury Notes, 4.38%, due 05/15/34	0.8%
U.S. Treasury Notes, 3.50%, due 02/15/33	0.8%
U.S. Treasury Notes, 4.25%, due 11/15/34	0.8%
U.S. Treasury Notes, 3.88%, due 08/15/34	0.7%
U.S. Treasury Notes, 3.88%, due 08/15/33	0.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Treasury ETF to the State Street® SPDR® Portfolio Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® Portfolio Treasury ETF to the State Street® SPDR® Portfolio Treasury ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000162693
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> 500 Fossil Fuel Reserves Free ETF
Trading Symbol	SPYX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF	$22	0.20%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps, but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data, which renewed higher-for-longer interest-rate concerns.

The Fund's returns over the reporting period slightly underperformed the returns of the S&P 500 Index. The Fund's exclusions were net outperformers, and their exclusion detracted from performance relative to the S&P 500.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPYX	S&P 500 Index	S&P 500 Fossil Fuel Reserves Free Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,404	$10,369	$10,407
08/31/16	$10,421	$10,383	$10,425
09/30/16	$10,407	$10,385	$10,412
10/31/16	$10,229	$10,196	$10,235
11/30/16	$10,582	$10,573	$10,590
12/31/16	$10,788	$10,782	$10,798
01/31/17	$11,028	$10,987	$11,042
02/28/17	$11,501	$11,423	$11,518
03/31/17	$11,518	$11,436	$11,536
04/30/17	$11,655	$11,554	$11,676
05/31/17	$11,842	$11,716	$11,866
06/30/17	$11,922	$11,790	$11,948
07/31/17	$12,159	$12,032	$12,189
08/31/17	$12,223	$12,069	$12,255
09/30/17	$12,437	$12,318	$12,471
10/31/17	$12,732	$12,605	$12,770
11/30/17	$13,128	$12,992	$13,169
12/31/17	$13,257	$13,136	$13,300
01/31/18	$14,032	$13,888	$14,082
02/28/18	$13,561	$13,377	$13,611
03/31/18	$13,191	$13,037	$13,240
04/30/18	$13,194	$13,087	$13,244
05/31/18	$13,503	$13,402	$13,557
06/30/18	$13,552	$13,484	$13,609
07/31/18	$14,090	$13,986	$14,153
08/31/18	$14,596	$14,442	$14,665
09/30/18	$14,661	$14,524	$14,732
10/31/18	$13,653	$13,531	$13,720
11/30/18	$13,933	$13,807	$14,003
12/31/18	$12,681	$12,560	$12,745
01/31/19	$13,705	$13,567	$13,778
02/28/19	$14,133	$14,003	$14,211
03/31/19	$14,399	$14,275	$14,482
04/30/19	$15,016	$14,853	$15,106
05/31/19	$14,058	$13,909	$14,144
06/30/19	$15,048	$14,889	$15,143
07/31/19	$15,287	$15,103	$15,386
08/31/19	$15,072	$14,864	$15,174
09/30/19	$15,350	$15,142	$15,456
10/31/19	$15,711	$15,470	$15,823
11/30/19	$16,288	$16,031	$16,407
12/31/19	$16,758	$16,515	$16,885
01/31/20	$16,799	$16,509	$16,929
02/29/20	$15,443	$15,150	$15,562
03/31/20	$13,609	$13,279	$13,724
04/30/20	$15,302	$14,981	$15,437
05/31/20	$16,043	$15,694	$16,189
06/30/20	$16,369	$16,006	$16,519
07/31/20	$17,324	$16,909	$17,488
08/31/20	$18,593	$18,124	$18,775
09/30/20	$17,918	$17,436	$18,094
10/31/20	$17,445	$16,972	$17,617
11/30/20	$19,304	$18,830	$19,501
12/31/20	$20,037	$19,554	$20,247
01/31/21	$19,769	$19,356	$19,978
02/28/21	$20,309	$19,890	$20,527
03/31/21	$21,222	$20,761	$21,453
04/30/21	$22,377	$21,869	$22,626
05/31/21	$22,509	$22,022	$22,764
06/30/21	$23,013	$22,536	$23,279
07/31/21	$23,596	$23,071	$23,875
08/31/21	$24,332	$23,773	$24,624
09/30/21	$23,117	$22,667	$23,397
10/31/21	$24,712	$24,255	$25,018
11/30/21	$24,560	$24,087	$24,868
12/31/21	$25,666	$25,167	$25,994
01/31/22	$24,212	$23,864	$24,524
02/28/22	$23,419	$23,150	$23,724
03/31/22	$24,247	$24,009	$24,570
04/30/22	$22,080	$21,916	$22,373
05/31/22	$22,004	$21,956	$22,298
06/30/22	$20,249	$20,144	$20,525
07/31/22	$22,093	$22,001	$22,399
08/31/22	$21,135	$21,104	$21,432
09/30/22	$19,184	$19,160	$19,455
10/31/22	$20,615	$20,711	$20,907
11/30/22	$21,813	$21,869	$22,127
12/31/22	$20,533	$20,609	$20,829
01/31/23	$21,851	$21,904	$22,170
02/28/23	$21,362	$21,369	$21,677
03/31/23	$22,170	$22,154	$22,503
04/30/23	$22,482	$22,500	$22,823
05/31/23	$22,667	$22,598	$23,015
06/30/23	$24,172	$24,091	$24,546
07/31/23	$24,929	$24,865	$25,319
08/31/23	$24,505	$24,469	$24,888
09/30/23	$23,274	$23,302	$23,638
10/31/23	$22,835	$22,812	$23,196
11/30/23	$24,997	$24,895	$25,397
12/31/23	$26,150	$26,026	$26,575
01/31/24	$26,598	$26,464	$27,036
02/29/24	$28,011	$27,877	$28,478
03/31/24	$28,868	$28,774	$29,356
04/30/24	$27,643	$27,599	$28,114
05/31/24	$29,055	$28,967	$29,555
06/30/24	$30,143	$30,006	$30,669
07/31/24	$30,519	$30,372	$31,056
08/31/24	$31,282	$31,108	$31,839
09/30/24	$31,974	$31,773	$32,551
10/31/24	$31,663	$31,485	$32,239
11/30/24	$33,497	$33,333	$34,113
12/31/24	$32,735	$32,538	$33,343
01/31/25	$33,652	$33,444	$34,284
02/28/25	$33,170	$33,008	$33,797
03/31/25	$31,211	$31,148	$31,805
04/30/25	$31,102	$30,937	$31,701
05/31/25	$33,101	$32,884	$33,745
06/30/25	$34,759	$34,556	$35,444
07/31/25	$35,520	$35,332	$36,225
08/31/25	$36,240	$36,048	$36,965
09/30/25	$37,582	$37,364	$38,341
10/31/25	$38,495	$38,239	$39,279
11/30/25	$38,589	$38,333	$39,382
12/31/25	$38,579	$38,356	$39,380
01/31/26	$39,002	$38,912	$39,817
02/28/26	$38,613	$38,616	$39,426
03/31/26	$36,523	$36,694	$37,300
04/30/26	$40,462	$40,544	$41,331
05/31/26	$42,653	$42,678	$43,577
06/30/26	$42,223	$42,271	$43,142

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
SPYX	21.47%	12.91%	15.49%
S&P 500 Index	22.32%	13.41%	15.51%
S&P 500 Fossil Fuel Reserves Free IndexFootnote Reference(1)	21.72%	13.13%	15.74%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,744,533,966
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 4,892,669
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$2,744,533,966 Number of Portfolio Holdings491 Portfolio Turnover Rate3% Total Advisory Fees Paid$4,892,669
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	19.4%
Interactive Media & Services	8.0%
Technology Hardware, Storage & Peripherals	7.9%
Software	7.8%
Broadline Retail	3.8%
Banks	3.5%
Pharmaceuticals	3.5%
Financial Services	3.4%
Capital Markets	3.1%
Aerospace & Defense	2.3%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
NVIDIA Corp.	7.8%
Apple, Inc.	6.8%
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.7%
Alphabet, Inc., Class A	3.4%
Broadcom, Inc.	2.9%
Alphabet, Inc., Class C	2.7%
Micron Technology, Inc.	2.1%
Meta Platforms, Inc., Class A	2.0%
Tesla, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 500 Fossil Fuel Reserves Free ETF to the State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Effective February 3, 2026, the Fund's principal investment strategy changed to reflect that although it is classified as “diversified” under the Investment Company Act of 1940, it may become “non‑diversified” solely as a result of tracking the Index, which may result in investing a relatively high percentage of its assets in a limited number of issuers.

Effective Febraury 3, 2026, the Fund made changes to its principal strategy and added a corresponding risk, so that the Fund may become “non-diversified” solely as a result of tracking the underlying index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non-diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® 500 Fossil Fuel Reserves Free ETF to the State Street® SPDR® S&P® 500 Fossil Fuel Reserves Free ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Strategies [Text Block]

Effective February 3, 2026, the Fund's principal investment strategy changed to reflect that although it is classified as “diversified” under the Investment Company Act of 1940, it may become “non‑diversified” solely as a result of tracking the Index, which may result in investing a relatively high percentage of its assets in a limited number of issuers.

Material Fund Change Risks Change [Text Block]

Effective Febraury 3, 2026, the Fund made changes to its principal strategy and added a corresponding risk, so that the Fund may become “non-diversified” solely as a result of tracking the underlying index (e.g., changes in relative market capitalization or index weighting of one or more component securities). To the extent the Fund becomes non-diversified due solely to changes in the composition of its Index, it will not seek shareholder approval if and when the Fund shifts from diversified to non-diversified.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019031
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Capital Markets ETF
Trading Symbol	KCE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Capital Markets ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Capital Markets ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The reporting period delivered positive total returns for capital markets. The year was marked by structural transformations: a massive Q2 rally led by a resurgent A.I. trade, increased retail participation, and shifting the U.S. Federal Reserve policies amid geopolitical and energy sector volatility.  The dominant narrative across public equity markets was the sustained dominance of large-cap technology paired with late-cycle broadening. However, the period was not without volatility. Mid-year geopolitical tensions, including shipping disruptions in the Strait of Hormuz, sent Brent Crude briefly to peak prices above $113 per barrel in the spring, which temporarily cooled technology stocks. Despite this, Q2 2026 marked one of the strongest periods for equity issuance in recent years, spearheaded by a record-breaking Initial Public Offering (IPO) from SpaceX. The historic SpaceX listing, which briefly vaulted its market capitalization past $2 trillion, highlighted the return of "megadeals" and record liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	KCE	S&P 500 Index	S&P Capital Markets Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,844	$10,369	$10,849
08/31/16	$11,396	$10,383	$11,405
09/30/16	$11,265	$10,385	$11,276
10/31/16	$10,895	$10,196	$10,908
11/30/16	$12,419	$10,573	$12,445
12/31/16	$12,547	$10,782	$12,578
01/31/17	$12,857	$10,987	$12,894
02/28/17	$13,342	$11,423	$13,386
03/31/17	$13,167	$11,436	$13,194
04/30/17	$13,199	$11,554	$13,231
05/31/17	$13,064	$11,716	$13,099
06/30/17	$13,907	$11,790	$13,952
07/31/17	$14,435	$12,032	$14,488
08/31/17	$14,052	$12,069	$14,106
09/30/17	$14,918	$12,318	$14,983
10/31/17	$15,174	$12,605	$15,245
11/30/17	$16,112	$12,992	$16,196
12/31/17	$16,493	$13,136	$16,586
01/31/18	$17,160	$13,888	$17,262
02/28/18	$16,953	$13,377	$17,059
03/31/18	$16,834	$13,037	$16,947
04/30/18	$16,902	$13,087	$17,020
05/31/18	$17,171	$13,402	$17,295
06/30/18	$16,748	$13,484	$16,874
07/31/18	$17,116	$13,986	$17,242
08/31/18	$16,973	$14,442	$17,103
09/30/18	$16,346	$14,524	$16,470
10/31/18	$15,131	$13,531	$15,247
11/30/18	$15,509	$13,807	$15,634
12/31/18	$14,006	$12,560	$14,124
01/31/19	$15,218	$13,567	$15,332
02/28/19	$16,053	$14,003	$16,181
03/31/19	$15,682	$14,275	$15,809
04/30/19	$16,917	$14,853	$17,062
05/31/19	$15,528	$13,909	$15,661
06/30/19	$16,436	$14,889	$16,584
07/31/19	$16,861	$15,103	$17,019
08/31/19	$15,971	$14,864	$16,122
09/30/19	$16,308	$15,142	$16,469
10/31/19	$16,613	$15,470	$16,783
11/30/19	$17,690	$16,031	$17,832
12/31/19	$17,806	$16,515	$17,957
01/31/20	$18,169	$16,509	$18,328
02/29/20	$16,703	$15,150	$16,844
03/31/20	$13,755	$13,279	$13,885
04/30/20	$15,687	$14,981	$15,843
05/31/20	$16,637	$15,694	$16,811
06/30/20	$17,081	$16,006	$17,264
07/31/20	$17,620	$16,909	$17,668
08/31/20	$18,329	$18,124	$18,346
09/30/20	$17,722	$17,436	$17,740
10/31/20	$18,495	$16,972	$18,520
11/30/20	$21,130	$18,830	$21,171
12/31/20	$23,229	$19,554	$23,292
01/31/21	$22,957	$19,356	$23,025
02/28/21	$24,824	$19,890	$24,905
03/31/21	$26,103	$20,761	$26,199
04/30/21	$27,780	$21,869	$27,894
05/31/21	$28,726	$22,022	$28,855
06/30/21	$29,249	$22,536	$29,394
07/31/21	$29,665	$23,071	$29,813
08/31/21	$30,964	$23,773	$31,131
09/30/21	$29,718	$22,667	$29,886
10/31/21	$33,278	$24,255	$33,482
11/30/21	$31,962	$24,087	$32,161
12/31/21	$32,546	$25,167	$32,763
01/31/22	$29,948	$23,864	$30,150
02/28/22	$28,960	$23,150	$29,160
03/31/22	$28,803	$24,009	$29,013
04/30/22	$24,933	$21,916	$25,120
05/31/22	$25,901	$21,956	$26,106
06/30/22	$23,159	$20,144	$23,350
07/31/22	$25,901	$22,001	$26,128
08/31/22	$25,383	$21,104	$25,610
09/30/22	$22,846	$19,160	$23,049
10/31/22	$25,353	$20,711	$25,592
11/30/22	$27,186	$21,869	$27,454
12/31/22	$25,323	$20,609	$25,570
01/31/23	$28,707	$21,904	$29,008
02/28/23	$28,286	$21,369	$28,589
03/31/23	$26,850	$22,154	$27,142
04/30/23	$26,404	$22,500	$26,696
05/31/23	$25,564	$22,598	$25,851
06/30/23	$27,533	$24,091	$27,851
07/31/23	$29,751	$24,865	$30,107
08/31/23	$29,148	$24,469	$29,503
09/30/23	$28,294	$23,302	$28,641
10/31/23	$26,780	$22,812	$27,113
11/30/23	$29,756	$24,895	$30,141
12/31/23	$33,458	$26,026	$33,913
01/31/24	$32,761	$26,464	$33,213
02/29/24	$34,769	$27,877	$35,254
03/31/24	$36,454	$28,774	$36,969
04/30/24	$35,043	$27,599	$35,521
05/31/24	$36,675	$28,967	$37,180
06/30/24	$36,521	$30,006	$37,030
07/31/24	$40,066	$30,372	$40,637
08/31/24	$40,212	$31,108	$40,794
09/30/24	$41,583	$31,773	$42,195
10/31/24	$43,873	$31,485	$44,536
11/30/24	$49,249	$33,333	$50,014
12/31/24	$46,002	$32,538	$46,729
01/31/25	$48,865	$33,444	$49,651
02/28/25	$46,254	$33,008	$47,007
03/31/25	$42,412	$31,148	$43,112
04/30/25	$41,729	$30,937	$42,425
05/31/25	$45,314	$32,884	$46,087
06/30/25	$48,851	$34,556	$49,712
07/31/25	$51,520	$35,332	$52,448
08/31/25	$52,389	$36,048	$53,350
09/30/25	$51,646	$37,364	$52,602
10/31/25	$49,315	$38,239	$50,241
11/30/25	$49,261	$38,333	$50,199
12/31/25	$50,906	$38,356	$51,898
01/31/26	$52,953	$38,912	$54,005
02/28/26	$49,194	$38,616	$50,179
03/31/26	$46,977	$36,694	$47,897
04/30/26	$51,903	$40,544	$52,945
05/31/26	$51,830	$42,678	$52,883
06/30/26	$50,490	$42,271	$51,518

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
KCE	3.35%	11.54%	17.58%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Capital Markets Select Industry Index	3.63%	11.88%	17.81%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 419,440,144
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 1,824,138
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$419,440,144 Number of Portfolio Holdings68 Portfolio Turnover Rate29% Total Advisory Fees Paid$1,824,138
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Asset Management & Custody Banks	48.7%
Investment Banking & Brokerage	31.8%
Financial Exchanges & Data	21.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Robinhood Markets, Inc., Class A	1.9%
Donnelley Financial Solutions, Inc.	1.8%
Perella Weinberg Partners	1.8%
Virtu Financial, Inc., Class A	1.7%
Franklin Resources, Inc.	1.7%
T. Rowe Price Group, Inc.	1.7%
State Street Corp.	1.7%
Northern Trust Corp.	1.7%
Bank of New York Mellon Corp.	1.7%
Charles Schwab Corp.	1.7%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Capital Markets ETF to the State Street® SPDR® S&P® Capital Markets ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Capital Markets ETF to the State Street® SPDR® S&P® Capital Markets ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033546
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Health Care Equipment ETF
Trading Symbol	XHE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Health Care Equipment ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Health Care Equipment ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The healthcare equipment industry experienced a transformative year through June 30, 2026. Driven by an aging population, the global medical equipment and devices market enjoyed strong growth year-over-year. At the center of this growth was the durable medical equipment ("DME") segment, which include wearable medical devices, remote patient monitoring tools, and connected Internet of Things ("IoT") devices.  These products saw widespread consumer adoption as patients and providers increasingly turned to home-based settings. Furthermore, minimally invasive surgical equipment and robotics emerged as the fastest-growing niches within the broader medical technology landscape, helping shorten hospital stays and reduce postoperative complications.  Despite solid demand for therapeutic and diagnostic equipment, healthcare providers, which are the primary buyers of medical equipment, operated on notoriously thin financial margins.  Despite resilient revenues, manufacturers grappled with stringent Food and Drug Administration quality regulations, margin-squeezing labor shortages, and shifting global supply chain economics, resulting in a single digit positive return for the period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XHE	S&P 500 Index	S&P Health Care Equipment Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,561	$10,369	$10,564
08/31/16	$10,891	$10,383	$10,896
09/30/16	$10,942	$10,385	$10,951
10/31/16	$10,108	$10,196	$10,118
11/30/16	$10,350	$10,573	$10,363
12/31/16	$10,520	$10,782	$10,536
01/31/17	$10,941	$10,987	$10,961
02/28/17	$11,566	$11,423	$11,589
03/31/17	$11,880	$11,436	$11,909
04/30/17	$12,308	$11,554	$12,341
05/31/17	$12,212	$11,716	$12,248
06/30/17	$12,949	$11,790	$12,991
07/31/17	$12,801	$12,032	$12,846
08/31/17	$12,988	$12,069	$13,037
09/30/17	$13,247	$12,318	$13,302
10/31/17	$13,532	$12,605	$13,592
11/30/17	$14,074	$12,992	$14,141
12/31/17	$13,676	$13,136	$13,744
01/31/18	$14,774	$13,888	$14,853
02/28/18	$14,324	$13,377	$14,404
03/31/18	$14,789	$13,037	$14,874
04/30/18	$15,104	$13,087	$15,196
05/31/18	$16,398	$13,402	$16,503
06/30/18	$16,660	$13,484	$16,769
07/31/18	$17,179	$13,986	$17,292
08/31/18	$18,779	$14,442	$18,906
09/30/18	$18,695	$14,524	$18,825
10/31/18	$16,432	$13,531	$16,546
11/30/18	$16,607	$13,807	$16,726
12/31/18	$14,945	$12,560	$15,059
01/31/19	$16,319	$13,567	$16,447
02/28/19	$17,096	$14,003	$17,231
03/31/19	$17,121	$14,275	$17,258
04/30/19	$16,557	$14,853	$16,690
05/31/19	$15,937	$13,909	$16,067
06/30/19	$17,458	$14,889	$17,608
07/31/19	$17,740	$15,103	$17,898
08/31/19	$17,007	$14,864	$17,163
09/30/19	$16,662	$15,142	$16,821
10/31/19	$16,847	$15,470	$17,011
11/30/19	$18,200	$16,031	$18,383
12/31/19	$18,291	$16,515	$18,481
01/31/20	$18,186	$16,509	$18,380
02/29/20	$17,052	$15,150	$17,239
03/31/20	$15,303	$13,279	$15,475
04/30/20	$17,816	$14,981	$18,022
05/31/20	$18,771	$15,694	$18,993
06/30/20	$19,033	$16,006	$19,265
07/31/20	$20,334	$16,909	$20,585
08/31/20	$20,639	$18,124	$20,899
09/30/20	$20,756	$17,436	$21,024
10/31/20	$20,786	$16,972	$21,060
11/30/20	$22,571	$18,830	$22,875
12/31/20	$24,271	$19,554	$24,607
01/31/21	$25,240	$19,356	$25,596
02/28/21	$25,680	$19,890	$26,048
03/31/21	$25,463	$20,761	$25,838
04/30/21	$26,838	$21,869	$27,240
05/31/21	$25,800	$22,022	$26,192
06/30/21	$27,522	$22,536	$27,948
07/31/21	$27,694	$23,071	$28,130
08/31/21	$27,917	$23,773	$28,364
09/30/21	$26,661	$22,667	$27,095
10/31/21	$26,831	$24,255	$27,272
11/30/21	$24,088	$24,087	$24,488
12/31/21	$25,044	$25,167	$25,467
01/31/22	$22,111	$23,864	$22,488
02/28/22	$23,285	$23,150	$23,679
03/31/22	$23,869	$24,009	$24,275
04/30/22	$20,318	$21,916	$20,663
05/31/22	$19,397	$21,956	$19,729
06/30/22	$18,114	$20,144	$18,428
07/31/22	$19,937	$22,001	$20,284
08/31/22	$19,746	$21,104	$20,090
09/30/22	$18,175	$19,160	$18,495
10/31/22	$18,854	$20,711	$19,193
11/30/22	$19,574	$21,869	$19,930
12/31/22	$19,163	$20,609	$19,517
01/31/23	$20,414	$21,904	$20,798
02/28/23	$19,851	$21,369	$20,226
03/31/23	$19,981	$22,154	$20,366
04/30/23	$20,847	$22,500	$21,253
05/31/23	$19,877	$22,598	$20,269
06/30/23	$20,968	$24,091	$21,389
07/31/23	$20,971	$24,865	$21,396
08/31/23	$18,526	$24,469	$18,906
09/30/23	$16,648	$23,302	$16,994
10/31/23	$14,538	$22,812	$14,840
11/30/23	$16,005	$24,895	$16,345
12/31/23	$18,019	$26,026	$18,412
01/31/24	$17,900	$26,464	$18,296
02/29/24	$18,055	$27,877	$18,459
03/31/24	$18,763	$28,774	$19,190
04/30/24	$17,501	$27,599	$17,902
05/31/24	$18,361	$28,967	$18,788
06/30/24	$18,017	$30,006	$18,441
07/31/24	$18,238	$30,372	$18,673
08/31/24	$19,154	$31,108	$19,618
09/30/24	$19,286	$31,773	$19,758
10/31/24	$18,711	$31,485	$19,175
11/30/24	$20,043	$33,333	$20,543
12/31/24	$18,935	$32,538	$19,412
01/31/25	$20,249	$33,444	$20,767
02/28/25	$18,924	$33,008	$19,412
03/31/25	$17,579	$31,148	$18,035
04/30/25	$16,876	$30,937	$17,315
05/31/25	$17,347	$32,884	$17,804
06/30/25	$17,367	$34,556	$17,830
07/31/25	$16,280	$35,332	$16,717
08/31/25	$17,552	$36,048	$18,029
09/30/25	$16,834	$37,364	$17,296
10/31/25	$17,049	$38,239	$17,521
11/30/25	$19,003	$38,333	$19,536
12/31/25	$18,830	$38,356	$19,363
01/31/26	$18,484	$38,912	$19,012
02/28/26	$18,882	$38,616	$19,428
03/31/26	$16,741	$36,694	$17,228
04/30/26	$17,318	$40,544	$17,827
05/31/26	$16,995	$42,678	$17,499
06/30/26	$17,977	$42,271	$18,516

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XHE	3.51%	(8.17%)	6.04%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Health Care Equipment Select Industry Index	3.85%	(7.90%)	6.35%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 145,127,151
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 509,500
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$145,127,151 Number of Portfolio Holdings71 Portfolio Turnover Rate42% Total Advisory Fees Paid$509,500
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Health Care Equipment	76.7%
Health Care Supplies	23.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Butterfly Network, Inc.	2.6%
QuidelOrtho Corp.	2.1%
Glaukos Corp.	1.9%
UFP Technologies, Inc.	1.9%
Axogen, Inc.	1.8%
Lantheus Holdings, Inc.	1.8%
Artivion, Inc.	1.8%
Envista Holdings Corp.	1.8%
Omnicell, Inc.	1.8%
Medline, Inc., Class A	1.8%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Health Care Equipment ETF to the State Street® SPDR® S&P® Health Care Equipment ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Health Care Equipment ETF to the State Street® SPDR® S&P® Health Care Equipment ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033547
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Health Care Services ETF
Trading Symbol	XHS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Health Care Services ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Health Care Services ETF	$41	0.35%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities posted solid gains over the reporting period, supported by generally favorable investor sentiment, resilient economic conditions, and continued confidence in corporate earnings growth. Market performance was not without volatility, but stocks ultimately trended higher as investors remained focused on long-term growth opportunities. Health care services stocks delivered solid gains, supported by resilient demand and stable earnings growth, though the sector lagged the broader market amid stronger investor appetite for higher-growth opportunities.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XHS	S&P 500 Index	S&P Health Care Services Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,280	$10,369	$10,282
08/31/16	$9,590	$10,383	$9,593
09/30/16	$9,632	$10,385	$9,636
10/31/16	$8,806	$10,196	$8,810
11/30/16	$9,068	$10,573	$9,075
12/31/16	$9,179	$10,782	$9,189
01/31/17	$9,662	$10,987	$9,676
02/28/17	$10,240	$11,423	$10,258
03/31/17	$10,155	$11,436	$10,176
04/30/17	$10,260	$11,554	$10,284
05/31/17	$10,512	$11,716	$10,540
06/30/17	$11,269	$11,790	$11,303
07/31/17	$10,727	$12,032	$10,762
08/31/17	$10,584	$12,069	$10,621
09/30/17	$10,695	$12,318	$10,734
10/31/17	$10,354	$12,605	$10,393
11/30/17	$10,656	$12,992	$10,699
12/31/17	$10,751	$13,136	$10,798
01/31/18	$11,628	$13,888	$11,684
02/28/18	$11,168	$13,377	$11,224
03/31/18	$10,965	$13,037	$11,023
04/30/18	$11,401	$13,087	$11,466
05/31/18	$11,819	$13,402	$11,890
06/30/18	$12,155	$13,484	$12,232
07/31/18	$12,573	$13,986	$12,657
08/31/18	$13,366	$14,442	$13,460
09/30/18	$13,398	$14,524	$13,497
10/31/18	$12,545	$13,531	$12,639
11/30/18	$13,197	$13,807	$13,301
12/31/18	$11,031	$12,560	$11,123
01/31/19	$12,216	$13,567	$12,323
02/28/19	$12,037	$14,003	$12,145
03/31/19	$11,338	$14,275	$11,444
04/30/19	$11,247	$14,853	$11,355
05/31/19	$10,907	$13,909	$11,015
06/30/19	$11,719	$14,889	$11,840
07/31/19	$12,013	$15,103	$12,142
08/31/19	$11,269	$14,864	$11,391
09/30/19	$10,986	$15,142	$11,106
10/31/19	$11,402	$15,470	$11,531
11/30/19	$12,742	$16,031	$12,891
12/31/19	$13,098	$16,515	$13,257
01/31/20	$12,957	$16,509	$13,117
02/29/20	$12,150	$15,150	$12,302
03/31/20	$10,390	$13,279	$10,521
04/30/20	$11,525	$14,981	$11,672
05/31/20	$12,589	$15,694	$12,755
06/30/20	$12,267	$16,006	$12,432
07/31/20	$13,691	$16,909	$13,882
08/31/20	$14,038	$18,124	$14,239
09/30/20	$13,950	$17,436	$14,154
10/31/20	$14,152	$16,972	$14,363
11/30/20	$16,172	$18,830	$16,420
12/31/20	$17,464	$19,554	$17,739
01/31/21	$18,599	$19,356	$18,900
02/28/21	$18,355	$19,890	$18,656
03/31/21	$19,181	$20,761	$19,501
04/30/21	$19,845	$21,869	$20,169
05/31/21	$20,329	$22,022	$20,668
06/30/21	$20,661	$22,536	$21,011
07/31/21	$20,216	$23,071	$20,537
08/31/21	$20,102	$23,773	$20,427
09/30/21	$18,827	$22,667	$19,136
10/31/21	$19,166	$24,255	$19,487
11/30/21	$17,766	$24,087	$18,067
12/31/21	$19,180	$25,167	$19,513
01/31/22	$16,609	$23,864	$16,900
02/28/22	$17,169	$23,150	$17,475
03/31/22	$18,313	$24,009	$18,647
04/30/22	$15,803	$21,916	$16,092
05/31/22	$15,658	$21,956	$15,948
06/30/22	$14,895	$20,144	$15,164
07/31/22	$17,197	$22,001	$17,513
08/31/22	$16,789	$21,104	$17,102
09/30/22	$15,885	$19,160	$16,183
10/31/22	$16,629	$20,711	$16,947
11/30/22	$16,235	$21,869	$16,548
12/31/22	$15,371	$20,609	$15,673
01/31/23	$16,780	$21,904	$17,115
02/28/23	$16,497	$21,369	$16,805
03/31/23	$15,677	$22,154	$15,974
04/30/23	$16,236	$22,500	$16,540
05/31/23	$15,656	$22,598	$15,954
06/30/23	$16,996	$24,091	$17,325
07/31/23	$17,038	$24,865	$17,372
08/31/23	$16,152	$24,469	$16,473
09/30/23	$15,114	$23,302	$15,412
10/31/23	$14,405	$22,812	$14,692
11/30/23	$15,386	$24,895	$15,690
12/31/23	$16,158	$26,026	$16,484
01/31/24	$15,775	$26,464	$16,097
02/29/24	$16,406	$27,877	$16,746
03/31/24	$17,238	$28,774	$17,598
04/30/24	$16,066	$27,599	$16,403
05/31/24	$16,730	$28,967	$17,083
06/30/24	$16,375	$30,006	$16,725
07/31/24	$17,979	$30,372	$18,370
08/31/24	$18,004	$31,108	$18,397
09/30/24	$17,656	$31,773	$18,043
10/31/24	$16,820	$31,485	$17,191
11/30/24	$17,832	$33,333	$18,231
12/31/24	$16,458	$32,538	$16,826
01/31/25	$18,600	$33,444	$19,022
02/28/25	$17,806	$33,008	$18,215
03/31/25	$17,868	$31,148	$18,285
04/30/25	$17,464	$30,937	$17,876
05/31/25	$17,748	$32,884	$18,172
06/30/25	$18,167	$34,556	$18,607
07/31/25	$16,409	$35,332	$16,806
08/31/25	$18,149	$36,048	$18,594
09/30/25	$18,566	$37,364	$19,027
10/31/25	$18,755	$38,239	$19,227
11/30/25	$20,237	$38,333	$20,752
12/31/25	$19,542	$38,356	$20,046
01/31/26	$19,553	$38,912	$20,063
02/28/26	$19,824	$38,616	$20,346
03/31/26	$18,347	$36,694	$18,835
04/30/26	$20,111	$40,544	$20,653
05/31/26	$20,960	$42,678	$21,532
06/30/26	$24,144	$42,271	$24,813

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XHS	32.90%	3.16%	9.21%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Health Care Services Select Industry Index	33.35%	3.38%	9.51%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 154,397,885
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 308,817
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$154,397,885 Number of Portfolio Holdings62 Portfolio Turnover Rate49% Total Advisory Fees Paid$308,817
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Health Care Services	49.4%
Health Care Facilities	26.2%
Managed Health Care	15.7%
Health Care Distributors	8.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
LifeStance Health Group, Inc.	2.2%
Hinge Health, Inc., Class A	2.2%
NeoGenomics, Inc.	2.1%
GeneDx Holdings Corp.	2.1%
Hims & Hers Health, Inc.	2.0%
PACS Group, Inc.	2.0%
Acadia Healthcare Co., Inc.	2.0%
Brookdale Senior Living, Inc.	2.0%
Astrana Health, Inc.	2.0%
Surgery Partners, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Health Care Services ETF to the State Street® SPDR® S&P® Health Care Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Health Care Services ETF to the State Street® SPDR® S&P® Health Care Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019032
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Insurance ETF
Trading Symbol	KIE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Insurance ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Insurance ETF	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities posted solid gains over the reporting period, supported by generally favorable investor sentiment, resilient economic conditions, and continued confidence in corporate earnings growth. Market performance was not without volatility, but stocks ultimately trended higher as investors remained focused on long-term growth opportunities. Insurance stocks underperformed as investors rotated toward higher-growth sectors, while concerns around claims costs and catastrophe risk was a detractor of returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	KIE	S&P 500 Index	S&P Insurance Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,103	$10,369	$10,106
08/31/16	$10,523	$10,383	$10,530
09/30/16	$10,462	$10,385	$10,472
10/31/16	$10,486	$10,196	$10,499
11/30/16	$11,384	$10,573	$11,403
12/31/16	$11,760	$10,782	$11,786
01/31/17	$11,828	$10,987	$11,857
02/28/17	$12,387	$11,423	$12,422
03/31/17	$12,234	$11,436	$12,271
04/30/17	$12,308	$11,554	$12,348
05/31/17	$12,322	$11,716	$12,365
06/30/17	$12,592	$11,790	$12,639
07/31/17	$13,070	$12,032	$13,120
08/31/17	$12,633	$12,069	$12,684
09/30/17	$12,911	$12,318	$12,969
10/31/17	$13,205	$12,605	$13,270
11/30/17	$13,412	$12,992	$13,481
12/31/17	$13,278	$13,136	$13,352
01/31/18	$13,646	$13,888	$13,726
02/28/18	$13,165	$13,377	$13,246
03/31/18	$13,484	$13,037	$13,573
04/30/18	$13,414	$13,087	$13,506
05/31/18	$13,215	$13,402	$13,309
06/30/18	$13,005	$13,484	$13,101
07/31/18	$13,828	$13,986	$13,935
08/31/18	$13,983	$14,442	$14,097
09/30/18	$14,040	$14,524	$14,158
10/31/18	$13,148	$13,531	$13,259
11/30/18	$13,558	$13,807	$13,678
12/31/18	$12,496	$12,560	$12,608
01/31/19	$13,394	$13,567	$13,518
02/28/19	$13,941	$14,003	$14,076
03/31/19	$13,670	$14,275	$13,806
04/30/19	$14,699	$14,853	$14,851
05/31/19	$14,359	$13,909	$14,511
06/30/19	$15,107	$14,889	$15,272
07/31/19	$15,389	$15,103	$15,563
08/31/19	$14,971	$14,864	$15,144
09/30/19	$15,720	$15,142	$15,910
10/31/19	$15,340	$15,470	$15,529
11/30/19	$15,822	$16,031	$16,023
12/31/19	$15,887	$16,515	$16,094
01/31/20	$15,896	$16,509	$16,109
02/29/20	$14,235	$15,150	$14,426
03/31/20	$11,247	$13,279	$11,404
04/30/20	$11,755	$14,981	$11,923
05/31/20	$12,217	$15,694	$12,397
06/30/20	$12,389	$16,006	$12,573
07/31/20	$12,915	$16,909	$13,112
08/31/20	$13,348	$18,124	$13,556
09/30/20	$12,761	$17,436	$12,959
10/31/20	$12,930	$16,972	$13,134
11/30/20	$14,803	$18,830	$15,045
12/31/20	$15,387	$19,554	$15,645
01/31/21	$14,741	$19,356	$14,992
02/28/21	$16,018	$19,890	$16,297
03/31/21	$16,853	$20,761	$17,153
04/30/21	$18,078	$21,869	$18,406
05/31/21	$18,316	$22,022	$18,654
06/30/21	$17,845	$22,536	$18,178
07/31/21	$17,636	$23,071	$17,971
08/31/21	$18,339	$23,773	$18,694
09/30/21	$17,564	$22,667	$17,906
10/31/21	$18,744	$24,255	$19,118
11/30/21	$17,780	$24,087	$18,136
12/31/21	$18,875	$25,167	$19,264
01/31/22	$18,716	$23,864	$19,107
02/28/22	$18,696	$23,150	$19,092
03/31/22	$19,710	$24,009	$20,138
04/30/22	$18,269	$21,916	$18,668
05/31/22	$18,810	$21,956	$19,229
06/30/22	$17,844	$20,144	$18,249
07/31/22	$17,963	$22,001	$18,375
08/31/22	$17,947	$21,104	$18,363
09/30/22	$17,110	$19,160	$17,508
10/31/22	$19,583	$20,711	$20,049
11/30/22	$20,191	$21,869	$20,679
12/31/22	$19,523	$20,609	$20,001
01/31/23	$20,714	$21,904	$21,227
02/28/23	$20,642	$21,369	$21,160
03/31/23	$18,848	$22,154	$19,324
04/30/23	$19,350	$22,500	$19,844
05/31/23	$18,257	$22,598	$18,727
06/30/23	$19,630	$24,091	$20,143
07/31/23	$20,412	$24,865	$20,952
08/31/23	$20,426	$24,469	$20,973
09/30/23	$20,501	$23,302	$21,057
10/31/23	$20,583	$22,812	$21,148
11/30/23	$21,811	$24,895	$22,418
12/31/23	$21,893	$26,026	$22,509
01/31/24	$23,019	$26,464	$23,675
02/29/24	$24,100	$27,877	$24,796
03/31/24	$25,340	$28,774	$26,083
04/30/24	$23,613	$27,599	$24,311
05/31/24	$24,902	$28,967	$25,646
06/30/24	$24,346	$30,006	$25,080
07/31/24	$26,454	$30,372	$27,261
08/31/24	$27,575	$31,108	$28,427
09/30/24	$27,764	$31,773	$28,631
10/31/24	$27,440	$31,485	$28,305
11/30/24	$30,311	$33,333	$31,278
12/31/24	$27,806	$32,538	$28,699
01/31/25	$28,429	$33,444	$29,353
02/28/25	$29,566	$33,008	$30,531
03/31/25	$29,935	$31,148	$30,924
04/30/25	$28,289	$30,937	$29,230
05/31/25	$29,249	$32,884	$30,231
06/30/25	$29,614	$34,556	$30,618
07/31/25	$28,063	$35,332	$29,020
08/31/25	$29,199	$36,048	$30,205
09/30/25	$29,501	$37,364	$30,522
10/31/25	$28,054	$38,239	$29,031
11/30/25	$29,827	$38,333	$30,878
12/31/25	$30,049	$38,356	$31,119
01/31/26	$29,210	$38,912	$30,259
02/28/26	$29,067	$38,616	$30,119
03/31/26	$27,625	$36,694	$28,632
04/30/26	$28,784	$40,544	$29,843
05/31/26	$27,727	$42,678	$28,754
06/30/26	$30,751	$42,271	$31,909

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
KIE	3.84%	11.50%	11.89%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Insurance Select Industry Index	4.22%	11.91%	12.30%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 466,590,547
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 2,108,755
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$466,590,547 Number of Portfolio Holdings55 Portfolio Turnover Rate21% Total Advisory Fees Paid$2,108,755
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Property & Casualty Insurance	57.0%
Life & Health Insurance	21.9%
Insurance Brokers	13.5%
Reinsurance	7.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Baldwin Insurance Group, Inc.	2.5%
Skyward Specialty Insurance Group, Inc.	2.1%
Lemonade, Inc.	2.1%
Palomar Holdings, Inc.	2.0%
Cincinnati Financial Corp.	2.0%
Globe Life, Inc.	2.0%
RLI Corp.	2.0%
Kemper Corp.	2.0%
Ryan Specialty Holdings, Inc.	2.0%
Travelers Cos., Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Insurance ETF to the State Street® SPDR® S&P® Insurance ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Insurance ETF to the State Street® SPDR® S&P® Insurance ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033549
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Metals & Mining ETF
Trading Symbol	XME
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Metals & Mining ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Metals & Mining ETF	$45	0.35%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

U.S. equities posted solid gains over the period, supported by generally favorable investor sentiment, resilient economic conditions, and continued confidence in corporate earnings growth. Market performance was not without volatility, but stocks ultimately trended higher as investors remained focused on long-term growth opportunities. Metals and mining stocks were supported by strong demand expectations for industrial and infrastructure-related commodities, along with rising investor optimism around global growth and long-term resource needs.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XME	S&P 500 Index	S&P Metals & Mining Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$11,912	$10,369	$11,916
08/31/16	$10,543	$10,383	$10,547
09/30/16	$10,920	$10,385	$10,931
10/31/16	$10,473	$10,196	$10,485
11/30/16	$12,817	$10,573	$12,836
12/31/16	$12,550	$10,782	$12,573
01/31/17	$13,758	$10,987	$13,787
02/28/17	$13,339	$11,423	$13,370
03/31/17	$12,556	$11,436	$12,588
04/30/17	$12,312	$11,554	$12,344
05/31/17	$11,938	$11,716	$11,972
06/30/17	$12,393	$11,790	$12,432
07/31/17	$13,007	$12,032	$13,052
08/31/17	$13,409	$12,069	$13,459
09/30/17	$13,328	$12,318	$13,383
10/31/17	$13,124	$12,605	$13,182
11/30/17	$13,229	$12,992	$13,291
12/31/17	$15,078	$13,136	$15,166
01/31/18	$15,418	$13,888	$15,512
02/28/18	$15,056	$13,377	$15,152
03/31/18	$14,235	$13,037	$14,315
04/30/18	$14,617	$13,087	$14,704
05/31/18	$15,663	$13,402	$15,763
06/30/18	$14,997	$13,484	$15,095
07/31/18	$15,190	$13,986	$15,292
08/31/18	$14,347	$14,442	$14,445
09/30/18	$14,465	$14,524	$14,567
10/31/18	$12,962	$13,531	$13,055
11/30/18	$12,283	$13,807	$12,372
12/31/18	$11,133	$12,560	$11,215
01/31/19	$13,033	$13,567	$13,137
02/28/19	$13,136	$14,003	$13,243
03/31/19	$12,681	$14,275	$12,791
04/30/19	$12,303	$14,853	$12,411
05/31/19	$10,416	$13,909	$10,506
06/30/19	$12,260	$14,889	$12,375
07/31/19	$12,084	$15,103	$12,199
08/31/19	$11,018	$14,864	$11,124
09/30/19	$11,037	$15,142	$11,146
10/31/19	$11,396	$15,470	$11,511
11/30/19	$11,972	$16,031	$12,096
12/31/19	$12,738	$16,515	$12,878
01/31/20	$10,836	$16,509	$10,953
02/29/20	$9,646	$15,150	$9,751
03/31/20	$7,073	$13,279	$7,150
04/30/20	$8,451	$14,981	$8,548
05/31/20	$9,118	$15,694	$9,225
06/30/20	$9,320	$16,006	$9,434
07/31/20	$10,055	$16,909	$10,182
08/31/20	$10,890	$18,124	$11,032
09/30/20	$10,239	$17,436	$10,373
10/31/20	$10,755	$16,972	$10,898
11/30/20	$12,904	$18,830	$13,085
12/31/20	$14,778	$19,554	$14,995
01/31/21	$14,301	$19,356	$14,514
02/28/21	$15,861	$19,890	$16,104
03/31/21	$17,660	$20,761	$17,939
04/30/21	$17,949	$21,869	$18,238
05/31/21	$20,570	$22,022	$20,913
06/30/21	$19,094	$22,536	$19,419
07/31/21	$19,943	$23,071	$20,289
08/31/21	$19,655	$23,773	$20,002
09/30/21	$18,536	$22,667	$18,869
10/31/21	$19,393	$24,255	$19,747
11/30/21	$18,305	$24,087	$18,642
12/31/21	$19,939	$25,167	$20,315
01/31/22	$18,603	$23,864	$18,957
02/28/22	$23,458	$23,150	$23,918
03/31/22	$27,335	$24,009	$27,888
04/30/22	$25,049	$21,916	$25,561
05/31/22	$23,898	$21,956	$24,390
06/30/22	$19,452	$20,144	$19,847
07/31/22	$21,613	$22,001	$22,059
08/31/22	$21,998	$21,104	$22,456
09/30/22	$19,110	$19,160	$19,504
10/31/22	$21,803	$20,711	$22,264
11/30/22	$24,268	$21,869	$24,794
12/31/22	$22,559	$20,609	$23,050
01/31/23	$25,872	$21,904	$26,445
02/28/23	$25,454	$21,369	$26,024
03/31/23	$24,157	$22,154	$24,702
04/30/23	$22,457	$22,500	$22,968
05/31/23	$20,232	$22,598	$20,696
06/30/23	$23,167	$24,091	$23,710
07/31/23	$24,572	$24,865	$25,150
08/31/23	$23,756	$24,469	$24,321
09/30/23	$24,007	$23,302	$24,584
10/31/23	$22,636	$22,812	$23,185
11/30/23	$25,038	$24,895	$25,656
12/31/23	$27,412	$26,026	$28,103
01/31/24	$26,209	$26,464	$26,875
02/29/24	$25,905	$27,877	$26,570
03/31/24	$27,665	$28,774	$28,387
04/30/24	$27,223	$27,599	$27,941
05/31/24	$29,581	$28,967	$30,372
06/30/24	$27,296	$30,006	$28,030
07/31/24	$29,164	$30,372	$29,958
08/31/24	$27,534	$31,108	$28,290
09/30/24	$29,338	$31,773	$30,157
10/31/24	$29,284	$31,485	$30,109
11/30/24	$31,641	$33,333	$32,544
12/31/24	$26,164	$32,538	$26,912
01/31/25	$27,333	$33,444	$28,124
02/28/25	$26,786	$33,008	$27,566
03/31/25	$25,840	$31,148	$26,602
04/30/25	$26,020	$30,937	$26,795
05/31/25	$27,738	$32,884	$28,574
06/30/25	$31,062	$34,556	$32,005
07/31/25	$33,881	$35,332	$34,922
08/31/25	$38,040	$36,048	$39,223
09/30/25	$43,115	$37,364	$44,470
10/31/25	$44,709	$38,239	$46,123
11/30/25	$44,904	$38,333	$46,335
12/31/25	$48,021	$38,356	$49,570
01/31/26	$55,034	$38,912	$56,827
02/28/26	$55,288	$38,616	$57,086
03/31/26	$50,042	$36,694	$51,684
04/30/26	$55,054	$40,544	$56,880
05/31/26	$58,036	$42,678	$59,980
06/30/26	$49,599	$42,271	$51,270

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XME	59.68%	21.04%	17.37%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Metals & Mining Select Industry Index	60.19%	21.43%	17.76%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 4,372,652,800
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 12,832,485
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$4,372,652,800 Number of Portfolio Holdings41 Portfolio Turnover Rate45% Total Advisory Fees Paid$12,832,485
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Steel	26.8%
Diversified Metals & Mining	18.6%
Gold	18.1%
Coal & Consumable Fuels	17.5%
Aluminum	9.6%
Silver	4.6%
Copper	4.3%
Application Software	0.5%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Uranium Energy Corp.	4.8%
Hecla Mining Co.	4.6%
Centrus Energy Corp., Class A	4.6%
USA Rare Earth, Inc.	4.5%
Coeur Mining, Inc.	4.5%
MP Materials Corp.	4.4%
Freeport-McMoRan, Inc.	4.3%
Royal Gold, Inc.	4.3%
Newmont Corp.	4.2%
Materion Corp.	4.2%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Metals & Mining ETF to the State Street® SPDR® S&P® Metals & Mining ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Metals & Mining ETF to the State Street® SPDR® S&P® Metals & Mining ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033550
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Oil & Gas Equipment & Services ETF
Trading Symbol	XES
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Oil & Gas Equipment & Services ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Oil & Gas Equipment & Services ETF	$49	0.35%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund had a standout year. A February 2026 U.S.–Israeli strike on Iran drove Brent up roughly 77% quarter-over-quarter in first quarter of 2026, disrupted straight of Hormuz shipping, and reignited concerns about supply. On top of that, natural-gas-linked infrastructure names benefited from surging power demand tied to A.I. data centers, an unusual dual tailwind for the space. On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were Liberty Energy, Inc., Solaris Energy Infrastructure, Inc., and Helmerich & Payne, Inc.. The top negative contributors to the Fund’s performance during the reporting period were Oil States International, Inc., Forum Energy Technologies, Inc., and Flowco Holdings, Inc..

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XES	S&P 500 Index	S&P Oil & Gas Equipment & Services Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$9,443	$10,369	$9,445
08/31/16	$9,358	$10,383	$9,362
09/30/16	$10,170	$10,385	$10,179
10/31/16	$9,435	$10,196	$9,444
11/30/16	$11,328	$10,573	$11,346
12/31/16	$11,948	$10,782	$11,972
01/31/17	$12,021	$10,987	$12,048
02/28/17	$11,462	$11,423	$11,490
03/31/17	$10,762	$11,436	$10,790
04/30/17	$9,504	$11,554	$9,529
05/31/17	$8,612	$11,716	$8,636
06/30/17	$8,312	$11,790	$8,336
07/31/17	$8,228	$12,032	$8,254
08/31/17	$7,239	$12,069	$7,256
09/30/17	$8,999	$12,318	$9,033
10/31/17	$8,373	$12,605	$8,404
11/30/17	$8,604	$12,992	$8,634
12/31/17	$9,325	$13,136	$9,359
01/31/18	$9,532	$13,888	$9,568
02/28/18	$7,984	$13,377	$8,013
03/31/18	$7,946	$13,037	$7,977
04/30/18	$9,297	$13,087	$9,336
05/31/18	$9,428	$13,402	$9,467
06/30/18	$9,266	$13,484	$9,306
07/31/18	$9,318	$13,986	$9,360
08/31/18	$8,871	$14,442	$8,913
09/30/18	$9,138	$14,524	$9,185
10/31/18	$7,424	$13,531	$7,462
11/30/18	$6,485	$13,807	$6,517
12/31/18	$4,936	$12,560	$4,959
01/31/19	$6,002	$13,567	$6,032
02/28/19	$6,235	$14,003	$6,269
03/31/19	$6,336	$14,275	$6,374
04/30/19	$6,129	$14,853	$6,167
05/31/19	$4,741	$13,909	$4,770
06/30/19	$5,301	$14,889	$5,337
07/31/19	$5,085	$15,103	$5,121
08/31/19	$3,960	$14,864	$3,987
09/30/19	$4,006	$15,142	$4,034
10/31/19	$3,699	$15,470	$3,725
11/30/19	$3,780	$16,031	$3,806
12/31/19	$4,499	$16,515	$4,530
01/31/20	$3,627	$16,509	$3,652
02/29/20	$2,985	$15,150	$3,005
03/31/20	$1,280	$13,279	$1,286
04/30/20	$1,646	$14,981	$1,656
05/31/20	$1,823	$15,694	$1,834
06/30/20	$1,871	$16,006	$1,884
07/31/20	$1,928	$16,909	$1,941
08/31/20	$1,949	$18,124	$1,962
09/30/20	$1,583	$17,436	$1,593
10/31/20	$1,550	$16,972	$1,560
11/30/20	$2,212	$18,830	$2,229
12/31/20	$2,544	$19,554	$2,564
01/31/21	$2,740	$19,356	$2,764
02/28/21	$3,270	$19,890	$3,300
03/31/21	$3,062	$20,761	$3,088
04/30/21	$2,903	$21,869	$2,929
05/31/21	$3,371	$22,022	$3,401
06/30/21	$3,566	$22,536	$3,594
07/31/21	$3,048	$23,071	$3,073
08/31/21	$2,965	$23,773	$2,990
09/30/21	$3,135	$22,667	$3,163
10/31/21	$3,294	$24,255	$3,324
11/30/21	$2,774	$24,087	$2,800
12/31/21	$2,851	$25,167	$2,878
01/31/22	$3,351	$23,864	$3,385
02/28/22	$3,707	$23,150	$3,746
03/31/22	$4,333	$24,009	$4,380
04/30/22	$4,056	$21,916	$4,101
05/31/22	$4,436	$21,956	$4,487
06/30/22	$3,452	$20,144	$3,491
07/31/22	$3,697	$22,001	$3,740
08/31/22	$3,635	$21,104	$3,679
09/30/22	$3,190	$19,160	$3,229
10/31/22	$4,540	$20,711	$4,597
11/30/22	$4,556	$21,869	$4,615
12/31/22	$4,617	$20,609	$4,678
01/31/23	$5,076	$21,904	$5,144
02/28/23	$4,945	$21,369	$5,012
03/31/23	$4,365	$22,154	$4,425
04/30/23	$4,278	$22,500	$4,337
05/31/23	$3,891	$22,598	$3,946
06/30/23	$4,540	$24,091	$4,607
07/31/23	$5,485	$24,865	$5,567
08/31/23	$5,403	$24,469	$5,485
09/30/23	$5,572	$23,302	$5,659
10/31/23	$5,089	$22,812	$5,169
11/30/23	$4,864	$24,895	$4,941
12/31/23	$4,929	$26,026	$5,009
01/31/24	$4,759	$26,464	$4,838
02/29/24	$4,786	$27,877	$4,866
03/31/24	$5,447	$28,774	$5,542
04/30/24	$5,174	$27,599	$5,266
05/31/24	$5,482	$28,967	$5,581
06/30/24	$5,332	$30,006	$5,430
07/31/24	$5,766	$30,372	$5,874
08/31/24	$5,079	$31,108	$5,176
09/30/24	$4,758	$31,773	$4,850
10/31/24	$4,558	$31,485	$4,647
11/30/24	$5,036	$33,333	$5,134
12/31/24	$4,660	$32,538	$4,751
01/31/25	$4,720	$33,444	$4,815
02/28/25	$4,390	$33,008	$4,479
03/31/25	$4,235	$31,148	$4,322
04/30/25	$3,404	$30,937	$3,474
05/31/25	$3,560	$32,884	$3,634
06/30/25	$3,784	$34,556	$3,862
07/31/25	$3,987	$35,332	$4,070
08/31/25	$4,216	$36,048	$4,303
09/30/25	$4,334	$37,364	$4,427
10/31/25	$4,857	$38,239	$4,963
11/30/25	$4,863	$38,333	$4,970
12/31/25	$4,929	$38,356	$5,038
01/31/26	$5,948	$38,912	$6,083
02/28/26	$6,795	$38,616	$6,951
03/31/26	$7,025	$36,694	$7,192
04/30/26	$7,832	$40,544	$8,020
05/31/26	$7,276	$42,678	$7,452
06/30/26	$6,793	$42,271	$6,957

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XES	79.53%	13.76%	(3.79%)
S&P 500 Index	22.32%	13.41%	15.51%
S&P Oil & Gas Equipment & Services Select Industry Index	80.13%	14.12%	(3.56%)

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 439,240,533
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,149,329
InvestmentCompanyPortfolioTurnover	44.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$439,240,533 Number of Portfolio Holdings36 Portfolio Turnover Rate44% Total Advisory Fees Paid$1,149,329
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Oil & Gas Equipment & Services	77.7%
Oil & Gas Drilling	22.2%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Solaris Energy Infrastructure, Inc.	4.7%
Archrock, Inc.	4.6%
Kodiak Gas Services, Inc.	4.5%
Select Water Solutions, Inc.	4.3%
Oceaneering International, Inc.	4.1%
TechnipFMC PLC	3.8%
Liberty Energy, Inc.	3.7%
Tidewater, Inc.	3.6%
Cactus, Inc., Class A	3.5%
Baker Hughes Co.	3.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Oil & Gas Equipment & Services ETF to the State Street® SPDR® S&P® Oil & Gas Equipment & Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Oil & Gas Equipment & Services ETF to the State Street® SPDR® S&P® Oil & Gas Equipment & Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033538
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Retail ETF
Trading Symbol	XRT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Retail ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Retail ETF	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the twelve-month period ended June 30, 2026, performance of the Fund was influenced by a combination of resilient consumer spending, evolving trade policy, and company-specific earnings trends across the retail sector. Early in the period, retail stocks benefited from solid consumer demand and a healthy labor market, while some discretionary spending categories experienced strength as consumers accelerated purchases ahead of anticipated tariff increases. Tariff announcements and concerns regarding higher merchandise costs later contributed to increased volatility, particularly among apparel, footwear, and import-dependent retailers, as investors weighed the potential impact on margins and consumer purchasing power. Despite these headwinds, many retailers demonstrated strong execution through inventory management, pricing initiatives, and continued growth in e-commerce and omnichannel capabilities. Market leadership generally favored companies with strong brand positioning, scale advantages, and exposure to value-oriented consumers, while retailers facing margin pressure or weaker discretionary demand experienced more challenging performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XRT	S&P 500 Index	S&P Retail Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,745	$10,369	$10,748
08/31/16	$10,594	$10,383	$10,598
09/30/16	$10,413	$10,385	$10,418
10/31/16	$10,093	$10,196	$10,095
11/30/16	$10,919	$10,573	$10,925
12/31/16	$10,579	$10,782	$10,585
01/31/17	$10,367	$10,987	$10,375
02/28/17	$10,312	$11,423	$10,321
03/31/17	$10,171	$11,436	$10,181
04/30/17	$10,341	$11,554	$10,349
05/31/17	$9,801	$11,716	$9,807
06/30/17	$9,841	$11,790	$9,842
07/31/17	$9,940	$12,032	$9,941
08/31/17	$9,474	$12,069	$9,473
09/30/17	$10,151	$12,318	$10,152
10/31/17	$9,597	$12,605	$9,598
11/30/17	$10,622	$12,992	$10,625
12/31/17	$11,018	$13,136	$11,025
01/31/18	$11,514	$13,888	$11,524
02/28/18	$11,036	$13,377	$11,047
03/31/18	$10,834	$13,037	$10,846
04/30/18	$11,047	$13,087	$11,061
05/31/18	$11,333	$13,402	$11,351
06/30/18	$11,915	$13,484	$11,938
07/31/18	$12,169	$13,986	$12,195
08/31/18	$12,765	$14,442	$12,795
09/30/18	$12,569	$14,524	$12,601
10/31/18	$11,609	$13,531	$11,637
11/30/18	$11,399	$13,807	$11,427
12/31/18	$10,133	$12,560	$10,157
01/31/19	$10,918	$13,567	$10,948
02/28/19	$11,335	$14,003	$11,368
03/31/19	$11,158	$14,275	$11,193
04/30/19	$11,330	$14,853	$11,367
05/31/19	$9,922	$13,909	$9,954
06/30/19	$10,564	$14,889	$10,600
07/31/19	$10,615	$15,103	$10,651
08/31/19	$9,901	$14,864	$9,932
09/30/19	$10,616	$15,142	$10,652
10/31/19	$10,779	$15,470	$10,814
11/30/19	$11,176	$16,031	$11,212
12/31/19	$11,564	$16,515	$11,576
01/31/20	$10,819	$16,509	$10,828
02/29/20	$10,122	$15,150	$10,129
03/31/20	$7,525	$13,279	$7,521
04/30/20	$9,276	$14,981	$9,270
05/31/20	$10,315	$15,694	$10,308
06/30/20	$10,853	$16,006	$10,849
07/31/20	$11,992	$16,909	$11,987
08/31/20	$13,124	$18,124	$13,123
09/30/20	$12,601	$17,436	$12,600
10/31/20	$12,657	$16,972	$12,650
11/30/20	$15,263	$18,830	$15,261
12/31/20	$16,387	$19,554	$16,394
01/31/21	$22,370	$19,356	$22,373
02/28/21	$20,208	$19,890	$20,213
03/31/21	$22,733	$20,761	$22,745
04/30/21	$23,706	$21,869	$23,718
05/31/21	$23,864	$22,022	$23,878
06/30/21	$24,846	$22,536	$24,868
07/31/21	$24,369	$23,071	$24,396
08/31/21	$24,534	$23,773	$24,567
09/30/21	$23,146	$22,667	$23,183
10/31/21	$24,137	$24,255	$24,184
11/30/21	$24,052	$24,087	$24,103
12/31/21	$23,380	$25,167	$23,439
01/31/22	$21,150	$23,864	$21,204
02/28/22	$19,991	$23,150	$20,042
03/31/22	$19,575	$24,009	$19,625
04/30/22	$18,205	$21,916	$18,250
05/31/22	$17,150	$21,956	$17,194
06/30/22	$15,151	$20,144	$15,192
07/31/22	$16,559	$22,001	$16,598
08/31/22	$16,514	$21,104	$16,545
09/30/22	$14,792	$19,160	$14,815
10/31/22	$16,436	$20,711	$16,470
11/30/22	$17,635	$21,869	$17,676
12/31/22	$15,976	$20,609	$16,005
01/31/23	$18,554	$21,904	$18,594
02/28/23	$17,570	$21,369	$17,599
03/31/23	$16,825	$22,154	$16,835
04/30/23	$16,294	$22,500	$16,287
05/31/23	$15,082	$22,598	$15,072
06/30/23	$16,995	$24,091	$16,991
07/31/23	$18,061	$24,865	$18,063
08/31/23	$17,140	$24,469	$17,146
09/30/23	$16,262	$23,302	$16,269
10/31/23	$15,686	$22,812	$15,692
11/30/23	$17,269	$24,895	$17,282
12/31/23	$19,425	$26,026	$19,451
01/31/24	$18,420	$26,464	$18,448
02/29/24	$20,545	$27,877	$20,584
03/31/24	$21,250	$28,774	$21,297
04/30/24	$19,319	$27,599	$19,364
05/31/24	$20,832	$28,967	$20,887
06/30/24	$20,290	$30,006	$20,349
07/31/24	$21,226	$30,372	$21,294
08/31/24	$20,632	$31,108	$20,704
09/30/24	$21,043	$31,773	$21,124
10/31/24	$20,287	$31,485	$20,369
11/30/24	$22,413	$33,333	$22,510
12/31/24	$21,710	$32,538	$21,810
01/31/25	$21,901	$33,444	$22,010
02/28/25	$20,221	$33,008	$20,324
03/31/25	$18,885	$31,148	$18,989
04/30/25	$18,779	$30,937	$18,885
05/31/25	$20,750	$32,884	$20,874
06/30/25	$21,133	$34,556	$21,265
07/31/25	$21,525	$35,332	$21,668
08/31/25	$23,086	$36,048	$23,246
09/30/25	$23,654	$37,364	$23,782
10/31/25	$22,237	$38,239	$22,363
11/30/25	$23,148	$38,333	$23,286
12/31/25	$23,453	$38,356	$23,600
01/31/26	$23,750	$38,912	$23,904
02/28/26	$23,929	$38,616	$24,091
03/31/26	$22,173	$36,694	$22,330
04/30/26	$23,659	$40,544	$23,834
05/31/26	$23,155	$42,678	$23,332
06/30/26	$24,223	$42,271	$24,418

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XRT	14.62%	(0.51%)	9.25%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Retail Select Industry Index	14.83%	(0.36%)	9.34%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 403,292,439
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 1,545,639
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$403,292,439 Number of Portfolio Holdings77 Portfolio Turnover Rate48% Total Advisory Fees Paid$1,545,639
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Automotive Retail	21.4%
Other Specialty Retail	21.0%
Apparel Retail	19.9%
Broadline Retail	14.9%
Food Retail	10.4%
Consumer Staples Merchandise Retail	9.6%
Computer & Electronics Retail	2.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Groupon, Inc.	1.8%
RealReal, Inc.	1.7%
Bath & Body Works, Inc.	1.7%
Warby Parker, Inc., Class A	1.6%
Upbound Group, Inc.	1.6%
Maplebear, Inc.	1.6%
Coupang, Inc.	1.6%
Revolve Group, Inc.	1.5%
Victoria's Secret & Co.	1.5%
MarineMax, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Retail ETF to the State Street® SPDR® S&P® Retail ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Retail ETF to the State Street® SPDR® S&P® Retail ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000027708
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Semiconductor ETF
Trading Symbol	XSD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Semiconductor ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Semiconductor ETF	$60	0.35%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The global semiconductor industry experienced a historic 12-month period through June 30, 2026, driven by an unprecedented A.I. infrastructure supercycle. Total market revenue surged past $1 trillion, supported by three consecutive quarters of record-breaking, double-digit revenue growth. Companies like Nvidia, the undisputed leader in A.I. processors, continued to see massive demand, though parts of A.I. infrastructure (such as advanced packaging and networking components) also became primary drivers of market performance.  While logic chips captured the headlines, the memory market engineered a staggering recovery.  Although segments dependent on mature nodes, such as consumer electronics, smartphones, and standard automotive chips, experienced softer demand, the power semiconductor segment proved to be a notable exception in the automotive world. Driven by the transition to silicon carbide (SiC) in electric vehicles, compound semiconductors maintained robust momentum.  Semiconductors now represent nearly one-fifth of the S&P 500, an unprecedented level of index representation that highlights the sector's pivotal role in the modern global economy.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XSD	S&P 500 Index	S&P Semiconductor Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$11,215	$10,369	$11,221
08/31/16	$11,567	$10,383	$11,577
09/30/16	$11,976	$10,385	$11,989
10/31/16	$11,473	$10,196	$11,486
11/30/16	$12,370	$10,573	$12,390
12/31/16	$12,656	$10,782	$12,683
01/31/17	$13,141	$10,987	$13,171
02/28/17	$13,486	$11,423	$13,521
03/31/17	$13,638	$11,436	$13,675
04/30/17	$13,417	$11,554	$13,455
05/31/17	$14,581	$11,716	$14,628
06/30/17	$13,967	$11,790	$14,015
07/31/17	$14,719	$12,032	$14,773
08/31/17	$14,461	$12,069	$14,517
09/30/17	$14,865	$12,318	$14,927
10/31/17	$16,055	$12,605	$16,128
11/30/17	$16,132	$12,992	$16,208
12/31/17	$15,850	$13,136	$15,927
01/31/18	$16,678	$13,888	$16,761
02/28/18	$16,177	$13,377	$16,256
03/31/18	$15,928	$13,037	$16,004
04/30/18	$15,260	$13,087	$15,329
05/31/18	$17,002	$13,402	$17,079
06/30/18	$16,486	$13,484	$16,552
07/31/18	$16,981	$13,986	$17,044
08/31/18	$17,978	$14,442	$18,043
09/30/18	$17,360	$14,524	$17,421
10/31/18	$15,395	$13,531	$15,446
11/30/18	$16,185	$13,807	$16,236
12/31/18	$14,857	$12,560	$14,904
01/31/19	$16,451	$13,567	$16,509
02/28/19	$18,068	$14,003	$18,138
03/31/19	$18,038	$14,275	$18,113
04/30/19	$19,906	$14,853	$19,995
05/31/19	$16,917	$13,909	$16,993
06/30/19	$19,430	$14,889	$19,530
07/31/19	$21,089	$15,103	$21,205
08/31/19	$20,271	$14,864	$20,387
09/30/19	$20,714	$15,142	$20,840
10/31/19	$21,632	$15,470	$21,769
11/30/19	$22,537	$16,031	$22,686
12/31/19	$24,454	$16,515	$24,626
01/31/20	$23,566	$16,509	$23,737
02/29/20	$22,035	$15,150	$22,198
03/31/20	$19,406	$13,279	$19,554
04/30/20	$23,033	$14,981	$23,217
05/31/20	$24,809	$15,694	$25,016
06/30/20	$25,925	$16,006	$26,149
07/31/20	$28,201	$16,909	$28,456
08/31/20	$29,311	$18,124	$29,592
09/30/20	$29,103	$17,436	$29,389
10/31/20	$30,686	$16,972	$30,997
11/30/20	$36,439	$18,830	$36,821
12/31/20	$39,551	$19,554	$39,981
01/31/21	$41,621	$19,356	$42,089
02/28/21	$43,189	$19,890	$43,687
03/31/21	$42,351	$20,761	$42,855
04/30/21	$40,993	$21,869	$41,493
05/31/21	$41,426	$22,022	$41,944
06/30/21	$44,587	$22,536	$45,166
07/31/21	$44,282	$23,071	$44,868
08/31/21	$46,966	$23,773	$47,603
09/30/21	$45,886	$22,667	$46,510
10/31/21	$51,317	$24,255	$52,032
11/30/21	$55,205	$24,087	$55,990
12/31/21	$56,381	$25,167	$57,208
01/31/22	$47,473	$23,864	$48,176
02/28/22	$47,930	$23,150	$48,650
03/31/22	$48,137	$24,009	$48,880
04/30/22	$39,914	$21,916	$40,527
05/31/22	$42,410	$21,956	$43,060
06/30/22	$35,286	$20,144	$35,811
07/31/22	$42,406	$22,001	$43,054
08/31/22	$39,759	$21,104	$40,373
09/30/22	$35,398	$19,160	$35,948
10/31/22	$36,529	$20,711	$37,109
11/30/22	$43,279	$21,869	$43,990
12/31/22	$38,998	$20,609	$39,641
01/31/23	$45,720	$21,904	$46,487
02/28/23	$46,199	$21,369	$46,984
03/31/23	$48,655	$22,154	$49,500
04/30/23	$41,599	$22,500	$42,328
05/31/23	$47,535	$22,598	$48,388
06/30/23	$51,659	$24,091	$52,606
07/31/23	$53,462	$24,865	$54,458
08/31/23	$49,778	$24,469	$50,719
09/30/23	$45,780	$23,302	$46,654
10/31/23	$39,651	$22,812	$40,413
11/30/23	$46,580	$24,895	$47,498
12/31/23	$52,583	$26,026	$53,646
01/31/24	$49,248	$26,464	$50,256
02/29/24	$52,311	$27,877	$53,398
03/31/24	$54,355	$28,774	$55,507
04/30/24	$52,516	$27,599	$53,640
05/31/24	$57,536	$28,967	$58,787
06/30/24	$57,917	$30,006	$59,193
07/31/24	$56,712	$30,372	$57,977
08/31/24	$56,308	$31,108	$57,582
09/30/24	$56,311	$31,773	$57,604
10/31/24	$53,795	$31,485	$55,044
11/30/24	$58,079	$33,333	$59,447
12/31/24	$58,249	$32,538	$59,638
01/31/25	$58,343	$33,444	$59,750
02/28/25	$53,085	$33,008	$54,374
03/31/25	$47,123	$31,148	$48,273
04/30/25	$45,332	$30,937	$46,442
05/31/25	$51,957	$32,884	$53,235
06/30/25	$60,284	$34,556	$61,796
07/31/25	$62,333	$35,332	$63,914
08/31/25	$67,146	$36,048	$68,873
09/30/25	$74,989	$37,364	$76,952
10/31/25	$82,807	$38,239	$85,001
11/30/25	$75,511	$38,333	$77,531
12/31/25	$75,565	$38,356	$77,608
01/31/26	$81,425	$38,912	$83,655
02/28/26	$82,558	$38,616	$84,840
03/31/26	$76,772	$36,694	$78,908
04/30/26	$114,730	$40,544	$117,969
05/31/26	$144,031	$42,678	$148,136
06/30/26	$146,684	$42,271	$150,894

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XSD	143.32%	26.89%	30.81%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Semiconductor Select Industry Index	144.18%	27.28%	31.18%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 3,476,088,958
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 6,618,990
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$3,476,088,958 Number of Portfolio Holdings49 Portfolio Turnover Rate48% Total Advisory Fees Paid$6,618,990
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Semiconductors	99.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
MaxLinear, Inc.	3.8%
Allegro MicroSystems, Inc.	3.3%
Astera Labs, Inc.	3.1%
Ambarella, Inc.	2.9%
Intel Corp.	2.8%
Penguin Solutions, Inc.	2.7%
Micron Technology, Inc.	2.7%
Advanced Micro Devices, Inc.	2.7%
T1 Energy, Inc.	2.6%
Marvell Technology, Inc.	2.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Semiconductor ETF to the State Street® SPDR® S&P® Semiconductor ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Semiconductor ETF to the State Street® SPDR® S&P® Semiconductor ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033545
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Software & Services ETF
Trading Symbol	XSW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Software & Services ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Software & Services ETF	$33	0.35%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

It was a bumpy year for the Fund. Investors spent most of the period wrestling with two big questions which may have impacted the Fund's performance: whether generative-A.I. would help or hurt traditional software revenues, and whether the U.S. Federal Reserve would actually cut rates. A February 2026 flare-up in the Middle East pushed Brent oil sharply higher and lifted Treasury yields, which hit long-duration growth names especially hard in first quarter of 2026, before software began to stabilize into the summer as A.I.-driven revenue proof points emerged. On an individual security level, the top positive contributors to the Fund’s performance during the reporting period were Cipher Digital, Inc., Hut 8 Corp., and TeraWulf, Inc.. The top negative contributors to the Fund’s performance during the reporting period were Strategy, Inc., Domo, Inc., and Kyndryl Holdings, Inc..

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XSW	S&P 500 Index	S&P Software & Services Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,640	$10,369	$10,645
08/31/16	$10,817	$10,383	$10,825
09/30/16	$10,998	$10,385	$11,009
10/31/16	$10,642	$10,196	$10,654
11/30/16	$10,962	$10,573	$10,963
12/31/16	$10,841	$10,782	$10,844
01/31/17	$11,189	$10,987	$11,195
02/28/17	$11,569	$11,423	$11,580
03/31/17	$11,705	$11,436	$11,720
04/30/17	$11,860	$11,554	$11,879
05/31/17	$12,434	$11,716	$12,457
06/30/17	$12,462	$11,790	$12,489
07/31/17	$12,746	$12,032	$12,777
08/31/17	$12,905	$12,069	$12,940
09/30/17	$13,111	$12,318	$13,151
10/31/17	$13,678	$12,605	$13,724
11/30/17	$13,895	$12,992	$13,944
12/31/17	$13,832	$13,136	$13,885
01/31/18	$14,884	$13,888	$14,946
02/28/18	$15,036	$13,377	$15,102
03/31/18	$15,075	$13,037	$15,144
04/30/18	$15,452	$13,087	$15,528
05/31/18	$16,126	$13,402	$16,209
06/30/18	$16,180	$13,484	$16,267
07/31/18	$16,430	$13,986	$16,523
08/31/18	$18,209	$14,442	$18,319
09/30/18	$18,164	$14,524	$18,280
10/31/18	$16,093	$13,531	$16,198
11/30/18	$16,239	$13,807	$16,350
12/31/18	$15,060	$12,560	$15,147
01/31/19	$17,047	$13,567	$17,148
02/28/19	$18,547	$14,003	$18,664
03/31/19	$18,919	$14,275	$19,043
04/30/19	$19,771	$14,853	$19,908
05/31/19	$18,510	$13,909	$18,642
06/30/19	$19,302	$14,889	$19,446
07/31/19	$19,879	$15,103	$20,031
08/31/19	$19,307	$14,864	$19,459
09/30/19	$18,719	$15,142	$18,869
10/31/19	$19,199	$15,470	$19,353
11/30/19	$20,613	$16,031	$20,785
12/31/19	$20,412	$16,515	$20,590
01/31/20	$21,088	$16,509	$21,277
02/29/20	$19,867	$15,150	$20,052
03/31/20	$16,539	$13,279	$16,705
04/30/20	$19,067	$14,981	$19,264
05/31/20	$21,524	$15,694	$21,754
06/30/20	$22,456	$16,006	$22,705
07/31/20	$23,445	$16,909	$23,711
08/31/20	$25,043	$18,124	$25,335
09/30/20	$24,065	$17,436	$24,352
10/31/20	$23,772	$16,972	$24,061
11/30/20	$28,152	$18,830	$28,508
12/31/20	$31,039	$19,554	$31,444
01/31/21	$31,041	$19,356	$31,456
02/28/21	$32,376	$19,890	$32,814
03/31/21	$31,707	$20,761	$32,146
04/30/21	$32,895	$21,869	$33,359
05/31/21	$32,414	$22,022	$32,880
06/30/21	$34,562	$22,536	$35,071
07/31/21	$34,568	$23,071	$35,087
08/31/21	$35,958	$23,773	$36,510
09/30/21	$34,618	$22,667	$35,159
10/31/21	$36,562	$24,255	$37,143
11/30/21	$33,439	$24,087	$33,977
12/31/21	$33,405	$25,167	$33,953
01/31/22	$30,091	$23,864	$30,590
02/28/22	$29,157	$23,150	$29,646
03/31/22	$29,697	$24,009	$30,205
04/30/22	$26,348	$21,916	$26,798
05/31/22	$24,621	$21,956	$25,043
06/30/22	$22,409	$20,144	$22,796
07/31/22	$24,346	$22,001	$24,772
08/31/22	$23,701	$21,104	$24,117
09/30/22	$21,593	$19,160	$21,973
10/31/22	$23,177	$20,711	$23,590
11/30/22	$22,747	$21,869	$23,154
12/31/22	$21,952	$20,609	$22,343
01/31/23	$24,622	$21,904	$25,066
02/28/23	$24,261	$21,369	$24,698
03/31/23	$24,895	$22,154	$25,347
04/30/23	$23,532	$22,500	$23,960
05/31/23	$25,821	$22,598	$26,296
06/30/23	$26,951	$24,091	$27,449
07/31/23	$28,801	$24,865	$29,339
08/31/23	$27,251	$24,469	$27,766
09/30/23	$25,671	$23,302	$26,159
10/31/23	$24,218	$22,812	$24,681
11/30/23	$27,603	$24,895	$28,089
12/31/23	$30,492	$26,026	$31,038
01/31/24	$29,881	$26,464	$30,420
02/29/24	$31,324	$27,877	$31,897
03/31/24	$31,542	$28,774	$32,124
04/30/24	$29,332	$27,599	$29,876
05/31/24	$29,440	$28,967	$29,988
06/30/24	$30,597	$30,006	$31,173
07/31/24	$31,634	$30,372	$32,236
08/31/24	$31,855	$31,108	$32,463
09/30/24	$32,541	$31,773	$33,172
10/31/24	$33,578	$31,485	$34,236
11/30/24	$39,485	$33,333	$40,254
12/31/24	$38,288	$32,538	$39,038
01/31/25	$39,324	$33,444	$40,096
02/28/25	$35,737	$33,008	$36,438
03/31/25	$32,428	$31,148	$33,060
04/30/25	$33,066	$30,937	$33,702
05/31/25	$36,348	$32,884	$37,051
06/30/25	$38,483	$34,556	$39,233
07/31/25	$37,871	$35,332	$38,614
08/31/25	$38,688	$36,048	$39,456
09/30/25	$40,085	$37,364	$40,890
10/31/25	$40,237	$38,239	$41,054
11/30/25	$37,762	$38,333	$38,534
12/31/25	$37,940	$38,356	$38,729
01/31/26	$33,888	$38,912	$34,597
02/28/26	$30,535	$38,616	$31,178
03/31/26	$28,861	$36,694	$29,476
04/30/26	$30,679	$40,544	$31,338
05/31/26	$35,873	$42,678	$36,652
06/30/26	$34,800	$42,271	$35,566

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XSW	(9.57%)	0.14%	13.28%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Software & Services Select Industry Index	(9.35%)	0.28%	13.53%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 401,828,041
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 1,503,174
InvestmentCompanyPortfolioTurnover	51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$401,828,041 Number of Portfolio Holdings135 Portfolio Turnover Rate51% Total Advisory Fees Paid$1,503,174
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Application Software	69.7%
Systems Software	21.2%
IT Consulting & Other Services	6.5%
Interactive Home Entertainment	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Porch Group, Inc.	1.2%
Arteris, Inc.	1.1%
Tenable Holdings, Inc.	1.0%
ROBLOX Corp., Class A	1.0%
Palo Alto Networks, Inc.	0.9%
PAR Technology Corp.	0.9%
Netskope, Inc., Class A	0.9%
Varonis Systems, Inc.	0.9%
Digital Turbine, Inc.	0.9%
Mitek Systems, Inc.	0.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Software & Services ETF to the State Street® SPDR® S&P® Software & Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Software & Services ETF to the State Street® SPDR® S&P® Software & Services ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033539
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Telecom ETF
Trading Symbol	XTL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Telecom ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Telecom ETF	$52	0.35%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the fiscal year ended June 30, 2026, the telecom industry produced solid gains as investors increasingly recognized the importance of communications infrastructure in supporting growing data consumption, cloud computing, Artificial Intelligence applications, and digital connectivity. Industry performance benefited from strong execution by wireless and broadband providers, which continued to expand fiber networks, grow broadband subscribers, and improve customer retention through converged wireless and internet offerings. Companies also benefited from resilient recurring revenue streams, disciplined capital allocation, and improving free cash flow generation, which supported shareholder returns. Industry consolidation and strategic transactions further enhanced investor optimism by creating opportunities for scale, network expansion, and operating efficiencies. Although the industry faced periodic headwinds from interest rate uncertainty, competitive pressures, and a slowing economic environment, demand for reliable connectivity and communications services remained strong.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XTL	S&P 500 Index	S&P Telecom Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,632	$10,369	$10,635
08/31/16	$10,827	$10,383	$10,833
09/30/16	$11,281	$10,385	$11,291
10/31/16	$10,898	$10,196	$10,909
11/30/16	$11,616	$10,573	$11,632
12/31/16	$11,949	$10,782	$11,970
01/31/17	$12,237	$10,987	$12,262
02/28/17	$12,249	$11,423	$12,274
03/31/17	$12,269	$11,436	$12,297
04/30/17	$12,250	$11,554	$12,272
05/31/17	$12,229	$11,716	$12,250
06/30/17	$12,225	$11,790	$12,244
07/31/17	$12,473	$12,032	$12,487
08/31/17	$12,207	$12,069	$12,213
09/30/17	$12,156	$12,318	$12,152
10/31/17	$12,089	$12,605	$12,069
11/30/17	$12,331	$12,992	$12,300
12/31/17	$12,002	$13,136	$11,960
01/31/18	$12,306	$13,888	$12,254
02/28/18	$12,127	$13,377	$12,066
03/31/18	$12,206	$13,037	$12,137
04/30/18	$12,334	$13,087	$12,254
05/31/18	$12,427	$13,402	$12,335
06/30/18	$12,832	$13,484	$12,734
07/31/18	$12,646	$13,986	$12,546
08/31/18	$13,676	$14,442	$13,571
09/30/18	$13,606	$14,524	$13,505
10/31/18	$12,506	$13,531	$12,413
11/30/18	$12,625	$13,807	$12,533
12/31/18	$11,279	$12,560	$11,201
01/31/19	$12,249	$13,567	$12,171
02/28/19	$12,912	$14,003	$12,835
03/31/19	$12,677	$14,275	$12,603
04/30/19	$13,111	$14,853	$13,036
05/31/19	$11,692	$13,909	$11,625
06/30/19	$12,169	$14,889	$12,101
07/31/19	$12,782	$15,103	$12,715
08/31/19	$12,020	$14,864	$11,958
09/30/19	$12,085	$15,142	$12,027
10/31/19	$12,203	$15,470	$12,148
11/30/19	$12,446	$16,031	$12,395
12/31/19	$12,638	$16,515	$12,589
01/31/20	$12,374	$16,509	$12,329
02/29/20	$11,929	$15,150	$11,887
03/31/20	$10,756	$13,279	$10,721
04/30/20	$12,073	$14,981	$12,038
05/31/20	$12,588	$15,694	$12,555
06/30/20	$12,653	$16,006	$12,622
07/31/20	$13,746	$16,909	$13,710
08/31/20	$13,485	$18,124	$13,448
09/30/20	$12,276	$17,436	$12,239
10/31/20	$12,405	$16,972	$12,365
11/30/20	$14,335	$18,830	$14,296
12/31/20	$15,487	$19,554	$15,436
01/31/21	$16,766	$19,356	$16,717
02/28/21	$16,835	$19,890	$16,789
03/31/21	$17,137	$20,761	$17,098
04/30/21	$17,473	$21,869	$17,440
05/31/21	$18,247	$22,022	$18,220
06/30/21	$18,727	$22,536	$18,707
07/31/21	$18,325	$23,071	$18,309
08/31/21	$18,549	$23,773	$18,540
09/30/21	$17,581	$22,667	$17,573
10/31/21	$17,671	$24,255	$17,668
11/30/21	$17,608	$24,087	$17,609
12/31/21	$18,789	$25,167	$18,802
01/31/22	$16,888	$23,864	$16,901
02/28/22	$16,592	$23,150	$16,608
03/31/22	$17,163	$24,009	$17,186
04/30/22	$15,191	$21,916	$15,207
05/31/22	$15,558	$21,956	$15,579
06/30/22	$14,444	$20,144	$14,467
07/31/22	$16,183	$22,001	$16,215
08/31/22	$16,035	$21,104	$16,069
09/30/22	$14,302	$19,160	$14,328
10/31/22	$16,352	$20,711	$16,389
11/30/22	$16,293	$21,869	$16,332
12/31/22	$15,186	$20,609	$15,222
01/31/23	$16,159	$21,904	$16,203
02/28/23	$15,171	$21,369	$15,217
03/31/23	$15,124	$22,154	$15,175
04/30/23	$14,001	$22,500	$14,050
05/31/23	$13,621	$22,598	$13,666
06/30/23	$14,519	$24,091	$14,572
07/31/23	$13,741	$24,865	$13,794
08/31/23	$14,508	$24,469	$14,569
09/30/23	$13,311	$23,302	$13,367
10/31/23	$12,395	$22,812	$12,449
11/30/23	$13,196	$24,895	$13,256
12/31/23	$15,022	$26,026	$15,097
01/31/24	$14,402	$26,464	$14,480
02/29/24	$14,133	$27,877	$14,209
03/31/24	$13,979	$28,774	$14,059
04/30/24	$12,811	$27,599	$12,885
05/31/24	$14,451	$28,967	$14,539
06/30/24	$14,669	$30,006	$14,761
07/31/24	$16,811	$30,372	$16,924
08/31/24	$17,688	$31,108	$17,812
09/30/24	$18,959	$31,773	$19,097
10/31/24	$19,031	$31,485	$19,170
11/30/24	$20,805	$33,333	$20,962
12/31/24	$20,238	$32,538	$20,389
01/31/25	$20,381	$33,444	$20,538
02/28/25	$20,378	$33,008	$20,539
03/31/25	$18,973	$31,148	$19,122
04/30/25	$18,312	$30,937	$18,453
05/31/25	$19,357	$32,884	$19,511
06/30/25	$22,300	$34,556	$22,487
07/31/25	$22,858	$35,332	$23,055
08/31/25	$25,412	$36,048	$25,639
09/30/25	$26,791	$37,364	$27,040
10/31/25	$29,756	$38,239	$30,044
11/30/25	$28,043	$38,333	$28,320
12/31/25	$29,359	$38,356	$29,665
01/31/26	$31,740	$38,912	$32,082
02/28/26	$35,269	$38,616	$35,660
03/31/26	$36,133	$36,694	$36,544
04/30/26	$43,244	$40,544	$43,749
05/31/26	$45,849	$42,678	$46,397
06/30/26	$43,979	$42,271	$44,512

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XTL	97.22%	18.62%	15.96%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Telecom Select Industry Index	97.95%	18.93%	16.10%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 695,091,726
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 1,185,306
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$695,091,726 Number of Portfolio Holdings42 Portfolio Turnover Rate50% Total Advisory Fees Paid$1,185,306
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Communications Equipment	56.2%
Alternative Carriers	22.0%
Integrated Telecommunication Services	14.7%
Wireless Telecommunication Services	7.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Viasat, Inc.	4.4%
Iridium Communications, Inc.	3.6%
Extreme Networks, Inc.	3.4%
Ciena Corp.	3.4%
Arista Networks, Inc.	3.4%
F5, Inc.	3.2%
Vistance Networks, Inc.	3.2%
Anterix, Inc.	3.2%
Comcast Corp., Class A	3.1%
Viavi Solutions, Inc.	3.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Telecom ETF to the State Street® SPDR® S&P® Telecom ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Telecom ETF to the State Street® SPDR® S&P® Telecom ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033540
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Transportation ETF
Trading Symbol	XTN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Transportation ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Transportation ETF	$43	0.35%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For the reporting period ended June 30, 2026, the transportation sector generated strong gains, benefiting from improving freight demand, resilient consumer spending, and growing expectations for U.S. economic activity. The S&P Transportation Select Industry Index advanced significantly during the reporting period, supported by strength across air freight and logistics, railroads, passenger airlines, and select trucking companies.

Performance was influenced by improving shipment volumes, continued growth in e-commerce and express delivery services, and easing fuel cost pressures for many transportation businesses. Airline stocks generally benefited from healthy passenger travel demand, while rail operators were supported by stable intermodal and merchandise traffic trends. At the same time, the sector experienced periods of volatility as investors assessed the potential impact of trade policy developments, tariffs, inflation trends, and the path of interest rates on future economic growth and freight activity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]

Fund Performance

The Fund's benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains.

Comparison of Change in Value of a $10,000 Investment

(Based on Net Asset Value)

Table Summary
	XTN	S&P 500 Index	S&P Transportation Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,683	$10,369	$10,687
08/31/16	$10,692	$10,383	$10,699
09/30/16	$10,855	$10,385	$10,865
10/31/16	$10,890	$10,196	$10,903
11/30/16	$12,351	$10,573	$12,374
12/31/16	$12,413	$10,782	$12,439
01/31/17	$12,517	$10,987	$12,548
02/28/17	$12,800	$11,423	$12,834
03/31/17	$12,193	$11,436	$12,227
04/30/17	$12,415	$11,554	$12,454
05/31/17	$12,121	$11,716	$12,162
06/30/17	$12,787	$11,790	$12,836
07/31/17	$12,534	$12,032	$12,585
08/31/17	$13,108	$12,069	$13,167
09/30/17	$13,877	$12,318	$13,945
10/31/17	$13,885	$12,605	$13,958
11/30/17	$14,641	$12,992	$14,724
12/31/17	$15,097	$13,136	$15,189
01/31/18	$15,505	$13,888	$15,604
02/28/18	$14,539	$13,377	$14,634
03/31/18	$14,565	$13,037	$14,665
04/30/18	$14,375	$13,087	$14,477
05/31/18	$14,980	$13,402	$15,092
06/30/18	$14,672	$13,484	$14,785
07/31/18	$15,242	$13,986	$15,365
08/31/18	$15,752	$14,442	$15,885
09/30/18	$15,637	$14,524	$15,773
10/31/18	$13,813	$13,531	$13,935
11/30/18	$14,845	$13,807	$14,982
12/31/18	$12,529	$12,560	$12,645
01/31/19	$14,030	$13,567	$14,165
02/28/19	$14,463	$14,003	$14,606
03/31/19	$14,160	$14,275	$14,304
04/30/19	$14,792	$14,853	$14,948
05/31/19	$13,196	$13,909	$13,334
06/30/19	$14,408	$14,889	$14,575
07/31/19	$14,828	$15,103	$15,005
08/31/19	$13,895	$14,864	$14,064
09/30/19	$14,408	$15,142	$14,584
10/31/19	$14,727	$15,470	$14,909
11/30/19	$15,230	$16,031	$15,423
12/31/19	$15,237	$16,515	$15,433
01/31/20	$14,895	$16,509	$15,091
02/29/20	$13,052	$15,150	$13,221
03/31/20	$10,385	$13,279	$10,519
04/30/20	$11,414	$14,981	$11,566
05/31/20	$12,381	$15,694	$12,550
06/30/20	$12,572	$16,006	$12,744
07/31/20	$12,958	$16,909	$13,139
08/31/20	$14,359	$18,124	$14,566
09/30/20	$13,832	$17,436	$14,034
10/31/20	$13,959	$16,972	$14,167
11/30/20	$16,573	$18,830	$16,831
12/31/20	$17,024	$19,554	$17,295
01/31/21	$16,632	$19,356	$16,903
02/28/21	$19,414	$19,890	$19,739
03/31/21	$21,036	$20,761	$21,393
04/30/21	$21,398	$21,869	$21,768
05/31/21	$21,890	$22,022	$22,275
06/30/21	$20,454	$22,536	$20,819
07/31/21	$19,990	$23,071	$20,353
08/31/21	$20,696	$23,773	$21,078
09/30/21	$20,851	$22,667	$21,244
10/31/21	$21,886	$24,255	$22,306
11/30/21	$21,774	$24,087	$22,197
12/31/21	$22,791	$25,167	$23,249
01/31/22	$20,726	$23,864	$21,147
02/28/22	$21,206	$23,150	$21,643
03/31/22	$21,549	$24,009	$22,002
04/30/22	$19,732	$21,916	$20,148
05/31/22	$18,994	$21,956	$19,396
06/30/22	$16,452	$20,144	$16,801
07/31/22	$18,627	$22,001	$19,028
08/31/22	$17,657	$21,104	$18,038
09/30/22	$15,486	$19,160	$15,819
10/31/22	$17,194	$20,711	$17,565
11/30/22	$18,188	$21,869	$18,588
12/31/22	$16,376	$20,609	$16,736
01/31/23	$18,847	$21,904	$19,269
02/28/23	$18,717	$21,369	$19,140
03/31/23	$17,706	$22,154	$18,108
04/30/23	$17,817	$22,500	$18,225
05/31/23	$17,576	$22,598	$17,984
06/30/23	$20,487	$24,091	$20,973
07/31/23	$21,572	$24,865	$22,090
08/31/23	$19,681	$24,469	$20,159
09/30/23	$18,391	$23,302	$18,838
10/31/23	$16,571	$22,812	$16,975
11/30/23	$18,315	$24,895	$18,768
12/31/23	$20,519	$26,026	$21,039
01/31/24	$19,313	$26,464	$19,805
02/29/24	$20,365	$27,877	$20,891
03/31/24	$20,886	$28,774	$21,432
04/30/24	$18,609	$27,599	$19,098
05/31/24	$19,021	$28,967	$19,524
06/30/24	$19,303	$30,006	$19,818
07/31/24	$20,038	$30,372	$20,575
08/31/24	$19,335	$31,108	$19,854
09/30/24	$20,356	$31,773	$20,908
10/31/24	$20,706	$31,485	$21,273
11/30/24	$23,507	$33,333	$24,160
12/31/24	$21,497	$32,538	$22,100
01/31/25	$22,228	$33,444	$22,857
02/28/25	$20,681	$33,008	$21,270
03/31/25	$18,382	$31,148	$18,907
04/30/25	$17,124	$30,937	$17,615
05/31/25	$19,105	$32,884	$19,658
06/30/25	$20,073	$34,556	$20,662
07/31/25	$20,615	$35,332	$21,228
08/31/25	$21,471	$36,048	$22,115
09/30/25	$20,948	$37,364	$21,581
10/31/25	$21,288	$38,239	$21,937
11/30/25	$21,675	$38,333	$22,343
12/31/25	$22,857	$38,356	$23,570
01/31/26	$24,058	$38,912	$24,816
02/28/26	$25,628	$38,616	$26,436
03/31/26	$23,344	$36,694	$24,086
04/30/26	$26,223	$40,544	$27,060
05/31/26	$27,980	$42,678	$28,884
06/30/26	$29,012	$42,271	$29,958

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XTN	44.53%	7.24%	11.24%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Transportation Select Industry Index	44.99%	7.55%	11.60%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 375,430,653
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 695,153
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$375,430,653 Number of Portfolio Holdings45 Portfolio Turnover Rate32% Total Advisory Fees Paid$695,153
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Cargo Ground Transportation	33.4%
Airlines	29.3%
Air Freight & Logistics	15.0%
Railroads	8.2%
Passenger Ground Transportation	7.9%
Marine	6.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Allegiant Travel Co.	3.6%
American Airlines Group, Inc.	3.3%
United Airlines Holdings, Inc.	3.3%
Alaska Air Group, Inc.	3.1%
JetBlue Airways Corp.	3.1%
Southwest Airlines Co.	3.1%
Delta Air Lines, Inc.	3.0%
SkyWest, Inc.	2.9%
Lyft, Inc., Class A	2.7%
GXO Logistics, Inc.	2.6%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Transportation ETF to the State Street® SPDR® S&P® Transportation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Transportation ETF to the State Street® SPDR® S&P® Transportation ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000264222
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Portfolio Ultra Short T-Bill ETF
Trading Symbol	SPTU
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® Portfolio Ultra Short T-Bill ETF (the "Fund") for the period of October 8, 2025 (commencement of operations) through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® Portfolio Ultra Short T-Bill ETF	$4	0.05%

The dollar amount above reflects expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The primary drivers of the Fund's performance during the reporting period were changes in short-term interest rates and monetary policy expectations. The U.S. Federal Reserve (the "Fed") remained on hold through September 2025 before cutting rates three times in the second half of the year, bringing the target federal Funds rate range to 3.50%-3.75% by December 2025. The Fed cited easing inflation pressures and softer labor market conditions as reasons for the cuts, though inflation concerns reemerged in early 2026.

In March 2026, escalating conflict between the United States and Iran disrupted trade through the Strait of Hormuz, contributing to higher oil prices and renewed inflation concerns. As a result, market volatility increased and expectations for additional monetary easing diminished. Performance across short term fixed income markets was influenced by movements in front-end Treasury yields, changes in credit spreads, and evolving expectations for monetary policy as investors reassessed the outlook for inflation and economic growth. Despite periods of heightened volatility, resilient economic data and generally healthy corporate and securitized credit fundamentals helped support performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	SPTU	Bloomberg U.S. Aggregate Bond Index	ICE BofA US Treasury Bill Index
10/07/25	$10,000	$10,000	$10,000
10/31/25	$10,028	$10,039	$10,028
11/30/25	$10,058	$10,101	$10,058
12/31/25	$10,093	$10,086	$10,094
01/31/26	$10,123	$10,097	$10,124
02/28/26	$10,150	$10,263	$10,152
03/31/26	$10,179	$10,082	$10,181
04/30/26	$10,210	$10,093	$10,212
05/31/26	$10,240	$10,124	$10,243
06/30/26	$10,269	$10,149	$10,272

Average Annual Return [Table Text Block]
Table Summary
Name	Since Inception 10/07/25
SPTU	2.69%Footnote Reference*
Bloomberg U.S. Aggregate Bond Index	1.49%
ICE BofA US Treasury Bill Index	2.72%

Performance Inception Date	Oct. 07, 2025
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 13,792,470
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,327
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$13,792,470 Number of Portfolio Holdings41 Portfolio Turnover Rate0% Total Advisory Fees Paid$4,327
Holdings [Text Block]

Top Security Types

Table Summary
Assets	%
U.S. Treasury Obligations	99.6%
Short-Term Investments	0.1%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
U.S. Treasury Bills, 3.53%, due 08/06/26	6.7%
U.S. Treasury Bills, 3.63%, due 09/03/26	5.7%
U.S. Treasury Bills, 3.63%, due 09/17/26	4.5%
U.S. Treasury Bill, 3.62%, due 09/10/26	4.4%
U.S. Treasury Bill, 3.63%, due 09/24/26	4.4%
U.S. Treasury Bills, 3.66%, due 08/25/26	3.8%
U.S. Treasury Bills, 3.66%, due 08/13/26	3.6%
U.S. Treasury Bills, 3.50%, due 08/20/26	3.6%
U.S. Treasury Bills, 3.53%, due 08/27/26	3.6%
U.S. Treasury Bills, 3.73%, due 12/24/26	3.4%

Material Fund Change [Text Block]
C000162275
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> FactSet Innovative Technology ETF
Trading Symbol	XITK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® FactSet Innovative Technology ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® FactSet Innovative Technology ETF	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The Fund's reporting period was marked by significant market volatility but positive overall equity performance. North American equities were supported by resilient corporate earnings, improving economic conditions, accommodative monetary policy, and strong investor enthusiasm for Artificial Intelligence (A.I.)-related investments. Following strong gains through late 2025, markets experienced a temporary setback in Q1 2026 as Middle East tensions, higher energy prices, and inflation concerns weighed on large-cap growth stocks. Markets rebounded strongly in Q2 2026 as geopolitical risks eased, and oil prices declined. Technology, industrials, and financials were key contributors, while A.I.-driven investment, shifting interest-rate expectations, and energy price movements were the primary drivers of Fund performance throughout the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	XITK	S&P 500 Index	FactSet Innovative Technology Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,987	$10,369	$10,992
08/31/16	$11,299	$10,383	$11,312
09/30/16	$11,471	$10,385	$11,484
10/31/16	$10,855	$10,196	$10,871
11/30/16	$11,196	$10,573	$11,216
12/31/16	$10,840	$10,782	$10,864
01/31/17	$11,347	$10,987	$11,378
02/28/17	$11,611	$11,423	$11,646
03/31/17	$11,858	$11,436	$11,900
04/30/17	$12,356	$11,554	$12,406
05/31/17	$12,922	$11,716	$12,981
06/30/17	$12,969	$11,790	$13,021
07/31/17	$13,509	$12,032	$13,567
08/31/17	$13,938	$12,069	$14,002
09/30/17	$14,394	$12,318	$14,465
10/31/17	$14,797	$12,605	$14,874
11/30/17	$14,883	$12,992	$14,964
12/31/17	$14,696	$13,136	$14,779
01/31/18	$15,899	$13,888	$15,992
02/28/18	$16,377	$13,377	$16,474
03/31/18	$16,490	$13,037	$16,591
04/30/18	$16,513	$13,087	$16,614
05/31/18	$18,076	$13,402	$18,190
06/30/18	$18,004	$13,484	$18,121
07/31/18	$17,733	$13,986	$17,848
08/31/18	$19,868	$14,442	$20,001
09/30/18	$19,564	$14,524	$19,700
10/31/18	$16,981	$13,531	$17,102
11/30/18	$17,305	$13,807	$17,433
12/31/18	$15,909	$12,560	$16,051
01/31/19	$18,300	$13,567	$18,484
02/28/19	$19,730	$14,003	$19,935
03/31/19	$20,034	$14,275	$20,250
04/30/19	$20,947	$14,853	$21,180
05/31/19	$19,157	$13,909	$19,376
06/30/19	$20,269	$14,889	$20,508
07/31/19	$20,741	$15,103	$20,993
08/31/19	$20,016	$14,864	$20,270
09/30/19	$19,146	$15,142	$19,396
10/31/19	$20,232	$15,470	$20,508
11/30/19	$21,754	$16,031	$22,058
12/31/19	$21,785	$16,515	$22,103
01/31/20	$22,753	$16,509	$23,092
02/29/20	$21,941	$15,150	$22,275
03/31/20	$18,979	$13,279	$19,274
04/30/20	$22,066	$14,981	$22,415
05/31/20	$25,528	$15,694	$25,935
06/30/20	$27,907	$16,006	$28,361
07/31/20	$30,752	$16,909	$31,263
08/31/20	$32,981	$18,124	$33,541
09/30/20	$32,430	$17,436	$32,991
10/31/20	$32,645	$16,972	$33,223
11/30/20	$38,048	$18,830	$38,732
12/31/20	$41,352	$19,554	$42,115
01/31/21	$42,717	$19,356	$43,516
02/28/21	$44,503	$19,890	$45,348
03/31/21	$40,133	$20,761	$40,905
04/30/21	$41,548	$21,869	$42,362
05/31/21	$40,076	$22,022	$40,874
06/30/21	$43,465	$22,536	$44,349
07/31/21	$42,745	$23,071	$43,629
08/31/21	$43,559	$23,773	$44,476
09/30/21	$41,430	$22,667	$42,317
10/31/21	$44,129	$24,255	$45,080
11/30/21	$39,175	$24,087	$40,034
12/31/21	$36,689	$25,167	$37,521
01/31/22	$31,427	$23,864	$32,151
02/28/22	$30,892	$23,150	$31,612
03/31/22	$29,400	$24,009	$30,096
04/30/22	$24,491	$21,916	$25,074
05/31/22	$22,675	$21,956	$23,218
06/30/22	$20,731	$20,144	$21,227
07/31/22	$21,713	$22,001	$22,233
08/31/22	$21,540	$21,104	$22,056
09/30/22	$19,158	$19,160	$19,612
10/31/22	$19,668	$20,711	$20,141
11/30/22	$19,767	$21,869	$20,248
12/31/22	$19,265	$20,609	$19,743
01/31/23	$22,348	$21,904	$22,910
02/28/23	$21,849	$21,369	$22,400
03/31/23	$23,002	$22,154	$23,587
04/30/23	$21,108	$22,500	$21,641
05/31/23	$23,528	$22,598	$24,129
06/30/23	$25,387	$24,091	$26,042
07/31/23	$27,821	$24,865	$28,549
08/31/23	$25,835	$24,469	$26,515
09/30/23	$23,797	$23,302	$24,430
10/31/23	$21,732	$22,812	$22,316
11/30/23	$25,221	$24,895	$25,903
12/31/23	$28,106	$26,026	$28,882
01/31/24	$27,714	$26,464	$28,490
02/29/24	$28,896	$27,877	$29,712
03/31/24	$28,739	$28,774	$29,560
04/30/24	$26,737	$27,599	$27,447
05/31/24	$27,131	$28,967	$27,864
06/30/24	$28,217	$30,006	$28,972
07/31/24	$28,578	$30,372	$29,323
08/31/24	$29,008	$31,108	$29,769
09/30/24	$29,760	$31,773	$30,551
10/31/24	$29,975	$31,485	$30,785
11/30/24	$34,933	$33,333	$35,898
12/31/24	$33,520	$32,538	$34,463
01/31/25	$36,073	$33,444	$37,102
02/28/25	$33,984	$33,008	$34,966
03/31/25	$30,805	$31,148	$31,699
04/30/25	$31,442	$30,937	$32,394
05/31/25	$34,533	$32,884	$35,592
06/30/25	$36,438	$34,556	$37,568
07/31/25	$35,951	$35,332	$37,080
08/31/25	$36,041	$36,048	$37,189
09/30/25	$36,680	$37,364	$37,863
10/31/25	$36,202	$38,239	$37,382
11/30/25	$33,963	$38,333	$35,082
12/31/25	$34,330	$38,356	$35,477
01/31/26	$31,686	$38,912	$32,757
02/28/26	$29,209	$38,616	$30,208
03/31/26	$28,239	$36,694	$29,215
04/30/26	$33,046	$40,544	$34,202
05/31/26	$38,599	$42,678	$39,966
06/30/26	$37,669	$42,271	$39,019

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XITK	3.38%	(2.82%)	14.18%
S&P 500 Index	22.32%	13.41%	15.51%
FactSet Innovative Technology Index	3.86%	(2.53%)	14.58%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 68,482,819
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 337,080
InvestmentCompanyPortfolioTurnover	71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$68,482,819 Number of Portfolio Holdings100 Portfolio Turnover Rate71% Total Advisory Fees Paid$337,080
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Software	31.9%
Semiconductors & Semiconductor Equipment	30.3%
Interactive Media & Services	6.9%
Communications Equipment	6.6%
IT Services	6.3%
Professional Services	4.5%
Electronic Equipment, Instruments & Components	2.5%
Health Care Technology	2.4%
Consumer Finance	2.1%
Technology Hardware, Storage & Peripherals	1.9%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
AXT, Inc.	4.6%
Applied Optoelectronics, Inc.	4.4%
Silicon Motion Technology Corp., ADR	3.6%
DigitalOcean Holdings, Inc.	3.1%
ACM Research, Inc., Class A	3.1%
Advanced Micro Devices, Inc.	2.6%
ARM Holdings PLC, ADR	2.6%
Onto Innovation, Inc.	2.3%
SiTime Corp.	2.0%
SkyWater Technology, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® FactSet Innovative Technology ETF to the State Street® SPDR® FactSet Innovative Technology ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® FactSet Innovative Technology ETF to the State Street® SPDR® FactSet Innovative Technology ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000152674
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> MSCI USA StrategicFactors℠ ETF
Trading Symbol	QUS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® MSCI USA StrategicFactors℠ ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® MSCI USA StrategicFactors℠ ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Markets posted strong gains during the reporting period, supported by resilient economic growth, solid earnings, and expectations for more supportive monetary policy. Early gains were concentrated among A.I.-driven tech mega caps but concerns about stretched valuations broadened market leadership to value, small-cap, and international equities in early 2026. The A.I. investment theme also expanded beyond its initial winners, benefiting memory, storage, and other technology infrastructure companies. Late-period volatility stemmed from the U.S.-Iran conflict and stronger economic data, which renewed higher-for-longer interest-rate concerns.

The Fund's strategy targets high quality names, with tilts towards value and low volatility names. The tilts towards value and low volatility tended to underweight the A.I.-related tech names that outperformed during the reporting period, thus driving the Fund's underperformance when compared to cap weighted indexes such as the MSCI United States Index or the S&P 500 Index.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	QUS	S&P 500 Index	MSCI USA Factor Mix A-Series Capped Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,324	$10,369	$10,327
08/31/16	$10,304	$10,383	$10,301
09/30/16	$10,296	$10,385	$10,294
10/31/16	$10,090	$10,196	$10,087
11/30/16	$10,418	$10,573	$10,416
12/31/16	$10,633	$10,782	$10,633
01/31/17	$10,778	$10,987	$10,782
02/28/17	$11,249	$11,423	$11,256
03/31/17	$11,255	$11,436	$11,263
04/30/17	$11,386	$11,554	$11,396
05/31/17	$11,554	$11,716	$11,566
06/30/17	$11,561	$11,790	$11,575
07/31/17	$11,768	$12,032	$11,783
08/31/17	$11,819	$12,069	$11,837
09/30/17	$12,040	$12,318	$12,060
10/31/17	$12,357	$12,605	$12,379
11/30/17	$12,765	$12,992	$12,789
12/31/17	$12,885	$13,136	$12,913
01/31/18	$13,507	$13,888	$13,539
02/28/18	$13,007	$13,377	$13,037
03/31/18	$12,795	$13,037	$12,825
04/30/18	$12,755	$13,087	$12,787
05/31/18	$13,003	$13,402	$13,038
06/30/18	$13,111	$13,484	$13,150
07/31/18	$13,587	$13,986	$13,629
08/31/18	$14,022	$14,442	$14,068
09/30/18	$14,115	$14,524	$14,163
10/31/18	$13,328	$13,531	$13,375
11/30/18	$13,628	$13,807	$13,679
12/31/18	$12,470	$12,560	$12,517
01/31/19	$13,407	$13,567	$13,462
02/28/19	$13,915	$14,003	$13,974
03/31/19	$14,212	$14,275	$14,275
04/30/19	$14,738	$14,853	$14,806
05/31/19	$13,961	$13,909	$14,026
06/30/19	$14,862	$14,889	$14,941
07/31/19	$15,156	$15,103	$15,239
08/31/19	$15,016	$14,864	$15,100
09/30/19	$15,295	$15,142	$15,383
10/31/19	$15,554	$15,470	$15,644
11/30/19	$16,044	$16,031	$16,141
12/31/19	$16,499	$16,515	$16,603
01/31/20	$16,532	$16,509	$16,638
02/29/20	$15,156	$15,150	$15,252
03/31/20	$13,312	$13,279	$13,393
04/30/20	$14,784	$14,981	$14,878
05/31/20	$15,501	$15,694	$15,603
06/30/20	$15,535	$16,006	$15,648
07/31/20	$16,191	$16,909	$16,311
08/31/20	$17,069	$18,124	$17,199
09/30/20	$16,611	$17,436	$16,738
10/31/20	$16,135	$16,972	$16,260
11/30/20	$17,950	$18,830	$18,094
12/31/20	$18,533	$19,554	$18,686
01/31/21	$18,200	$19,356	$18,352
02/28/21	$18,731	$19,890	$18,889
03/31/21	$19,697	$20,761	$19,869
04/30/21	$20,541	$21,869	$20,724
05/31/21	$20,856	$22,022	$21,047
06/30/21	$21,315	$22,536	$21,514
07/31/21	$21,879	$23,071	$22,088
08/31/21	$22,426	$23,773	$22,644
09/30/21	$21,294	$22,667	$21,502
10/31/21	$22,575	$24,255	$22,800
11/30/21	$22,258	$24,087	$22,480
12/31/21	$23,475	$25,167	$23,718
01/31/22	$22,295	$23,864	$22,529
02/28/22	$21,554	$23,150	$21,781
03/31/22	$22,393	$24,009	$22,634
04/30/22	$20,874	$21,916	$21,097
05/31/22	$21,016	$21,956	$21,244
06/30/22	$19,550	$20,144	$19,761
07/31/22	$20,935	$22,001	$21,166
08/31/22	$20,099	$21,104	$20,321
09/30/22	$18,365	$19,160	$18,565
10/31/22	$19,901	$20,711	$20,125
11/30/22	$21,175	$21,869	$21,419
12/31/22	$20,167	$20,609	$20,397
01/31/23	$21,086	$21,904	$21,333
02/28/23	$20,489	$21,369	$20,727
03/31/23	$21,196	$22,154	$21,446
04/30/23	$21,557	$22,500	$21,815
05/31/23	$21,428	$22,598	$21,688
06/30/23	$22,642	$24,091	$22,927
07/31/23	$23,330	$24,865	$23,628
08/31/23	$23,070	$24,469	$23,363
09/30/23	$22,217	$23,302	$22,501
10/31/23	$21,839	$22,812	$22,120
11/30/23	$23,533	$24,895	$23,801
12/31/23	$24,565	$26,026	$24,853
01/31/24	$25,077	$26,464	$25,376
02/29/24	$26,141	$27,877	$26,457
03/31/24	$27,052	$28,774	$27,383
04/30/24	$25,938	$27,599	$26,258
05/31/24	$26,998	$28,967	$27,334
06/30/24	$27,587	$30,006	$27,934
07/31/24	$28,279	$30,372	$28,639
08/31/24	$29,243	$31,108	$29,623
09/30/24	$29,489	$31,773	$29,875
10/31/24	$29,091	$31,485	$29,473
11/30/24	$30,648	$33,333	$31,057
12/31/24	$29,223	$32,538	$29,612
01/31/25	$30,351	$33,444	$30,762
02/28/25	$30,558	$33,008	$30,976
03/31/25	$29,552	$31,148	$29,956
04/30/25	$29,127	$30,937	$29,529
05/31/25	$30,047	$32,884	$30,465
06/30/25	$30,940	$34,556	$31,378
07/31/25	$30,952	$35,332	$31,393
08/31/25	$31,748	$36,048	$32,207
09/30/25	$32,507	$37,364	$32,983
10/31/25	$32,634	$38,239	$33,115
11/30/25	$33,306	$38,333	$33,809
12/31/25	$33,324	$38,356	$33,830
01/31/26	$33,940	$38,912	$34,462
02/28/26	$34,598	$38,616	$35,137
03/31/26	$32,872	$36,694	$33,387
04/30/26	$34,809	$40,544	$35,354
05/31/26	$35,704	$42,678	$36,264
06/30/26	$35,934	$42,271	$36,502

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
QUS	16.14%	11.01%	13.65%
S&P 500 Index	22.32%	13.41%	15.51%
MSCI USA Factor Mix A-Series Capped Index	16.33%	11.15%	13.82%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 1,525,635,912
Holdings Count | Holding	529
Advisory Fees Paid, Amount	$ 2,295,758
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$1,525,635,912 Number of Portfolio Holdings529 Portfolio Turnover Rate17% Total Advisory Fees Paid$2,295,758
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	10.3%
Software	8.3%
Pharmaceuticals	6.2%
Financial Services	4.8%
Interactive Media & Services	4.8%
Insurance	3.7%
Banks	3.6%
Technology Hardware, Storage & Peripherals	3.4%
Health Care Providers & Services	3.0%
Communications Equipment	3.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Apple, Inc.	2.9%
Microsoft Corp.	2.8%
NVIDIA Corp.	2.5%
Eli Lilly & Co.	2.3%
Meta Platforms, Inc., Class A	2.1%
Johnson & Johnson	1.9%
Visa, Inc., Class A	1.9%
Applied Materials, Inc.	1.7%
Mastercard, Inc., Class A	1.5%
Cisco Systems, Inc.	1.5%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® MSCI USA StrategicFactors℠ ETF to the State Street® SPDR® MSCI USA StrategicFactors℠ ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® MSCI USA StrategicFactors℠ ETF to the State Street® SPDR® MSCI USA StrategicFactors℠ ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000019033
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> NYSE Technology ETF
Trading Symbol	XNTK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® NYSE Technology ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® NYSE Technology ETF	$46	0.35%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Technology stocks remained a primary driver of equity market performance, supported by continued investment in Artificial Intelligence ("A.I."), cloud computing, semiconductor capacity, and data center infrastructure. Strong demand for A.I.-related hardware and software fueled earnings growth expectations across much of the technology sector, while companies tied to semiconductor manufacturing and digital infrastructure were among the largest beneficiaries of the ongoing A.I. buildout. Despite periodic volatility tied to valuation concerns, interest rate expectations, and the sustainability of A.I. spending, investor enthusiasm for long-term technology growth trends remained broadly intact.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	XNTK	S&P 500 Index	NYSE Technology Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,813	$10,369	$10,816
08/31/16	$11,179	$10,383	$11,183
09/30/16	$11,404	$10,385	$11,410
10/31/16	$11,410	$10,196	$11,418
11/30/16	$11,499	$10,573	$11,510
12/31/16	$11,550	$10,782	$11,565
01/31/17	$12,271	$10,987	$12,290
02/28/17	$12,823	$11,423	$12,847
03/31/17	$13,129	$11,436	$13,157
04/30/17	$13,545	$11,554	$13,578
05/31/17	$14,082	$11,716	$14,122
06/30/17	$13,946	$11,790	$13,987
07/31/17	$14,446	$12,032	$14,493
08/31/17	$14,882	$12,069	$14,936
09/30/17	$15,124	$12,318	$15,175
10/31/17	$16,060	$12,605	$16,115
11/30/17	$16,219	$12,992	$16,280
12/31/17	$16,201	$13,136	$16,267
01/31/18	$17,844	$13,888	$17,924
02/28/18	$17,914	$13,377	$17,999
03/31/18	$17,204	$13,037	$17,289
04/30/18	$17,035	$13,087	$17,125
05/31/18	$18,012	$13,402	$18,114
06/30/18	$18,089	$13,484	$18,199
07/31/18	$17,982	$13,986	$18,098
08/31/18	$18,422	$14,442	$18,547
09/30/18	$18,345	$14,524	$18,475
10/31/18	$16,314	$13,531	$16,431
11/30/18	$16,426	$13,807	$16,549
12/31/18	$14,934	$12,560	$15,183
01/31/19	$16,547	$13,567	$16,831
02/28/19	$17,334	$14,003	$17,638
03/31/19	$17,890	$14,275	$18,211
04/30/19	$19,043	$14,853	$19,393
05/31/19	$16,895	$13,909	$17,205
06/30/19	$18,276	$14,889	$18,624
07/31/19	$18,936	$15,103	$19,301
08/31/19	$18,369	$14,864	$18,729
09/30/19	$18,329	$15,142	$18,694
10/31/19	$18,829	$15,470	$19,210
11/30/19	$19,716	$16,031	$20,123
12/31/19	$20,624	$16,515	$21,059
01/31/20	$21,418	$16,509	$21,877
02/29/20	$20,588	$15,150	$21,033
03/31/20	$18,499	$13,279	$18,903
04/30/20	$21,456	$14,981	$21,937
05/31/20	$23,171	$15,694	$23,700
06/30/20	$25,193	$16,006	$25,779
07/31/20	$27,355	$16,909	$28,001
08/31/20	$31,587	$18,124	$32,347
09/30/20	$30,083	$17,436	$30,814
10/31/20	$29,094	$16,972	$29,809
11/30/20	$33,509	$18,830	$34,345
12/31/20	$35,833	$19,554	$36,737
01/31/21	$36,487	$19,356	$37,420
02/28/21	$37,424	$19,890	$38,392
03/31/21	$36,711	$20,761	$37,668
04/30/21	$38,116	$21,869	$39,122
05/31/21	$37,817	$22,022	$38,827
06/30/21	$40,384	$22,536	$41,480
07/31/21	$40,282	$23,071	$41,387
08/31/21	$41,733	$23,773	$42,893
09/30/21	$39,753	$22,667	$40,869
10/31/21	$42,175	$24,255	$43,374
11/30/21	$42,773	$24,087	$44,004
12/31/21	$42,136	$25,167	$43,363
01/31/22	$37,381	$23,864	$38,479
02/28/22	$35,327	$23,150	$36,369
03/31/22	$35,355	$24,009	$36,411
04/30/22	$30,121	$21,916	$31,026
05/31/22	$29,269	$21,956	$30,157
06/30/22	$26,308	$20,144	$27,115
07/31/22	$28,864	$22,001	$29,761
08/31/22	$27,498	$21,104	$28,358
09/30/22	$24,055	$19,160	$24,808
10/31/22	$25,002	$20,711	$25,794
11/30/22	$27,417	$21,869	$28,303
12/31/22	$24,847	$20,609	$25,651
01/31/23	$28,927	$21,904	$29,879
02/28/23	$28,471	$21,369	$29,414
03/31/23	$31,120	$22,154	$32,167
04/30/23	$30,097	$22,500	$31,116
05/31/23	$33,425	$22,598	$34,573
06/30/23	$35,841	$24,091	$37,087
07/31/23	$38,205	$24,865	$39,546
08/31/23	$37,407	$24,469	$38,732
09/30/23	$35,144	$23,302	$36,397
10/31/23	$34,175	$22,812	$35,402
11/30/23	$39,728	$24,895	$41,167
12/31/23	$42,267	$26,026	$43,815
01/31/24	$43,621	$26,464	$45,210
02/29/24	$46,248	$27,877	$47,950
03/31/24	$46,974	$28,774	$48,720
04/30/24	$44,428	$27,599	$46,090
05/31/24	$46,946	$28,967	$48,720
06/30/24	$50,340	$30,006	$52,263
07/31/24	$48,526	$30,372	$50,393
08/31/24	$48,731	$31,108	$50,622
09/30/24	$51,031	$31,773	$53,033
10/31/24	$50,396	$31,485	$52,388
11/30/24	$53,079	$33,333	$55,195
12/31/24	$52,151	$32,538	$54,247
01/31/25	$55,018	$33,444	$57,249
02/28/25	$53,458	$33,008	$55,639
03/31/25	$49,623	$31,148	$51,663
04/30/25	$50,892	$30,937	$52,996
05/31/25	$55,804	$32,884	$58,132
06/30/25	$61,345	$34,556	$63,934
07/31/25	$61,340	$35,332	$63,947
08/31/25	$62,633	$36,048	$65,316
09/30/25	$70,643	$37,364	$73,706
10/31/25	$75,446	$38,239	$78,744
11/30/25	$71,520	$38,333	$74,661
12/31/25	$72,017	$38,356	$75,207
01/31/26	$73,034	$38,912	$76,288
02/28/26	$69,628	$38,616	$72,747
03/31/26	$66,229	$36,694	$69,215
04/30/26	$80,983	$40,544	$84,673
05/31/26	$96,076	$42,678	$100,498
06/30/26	$101,347	$42,271	$106,045

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XNTK	65.21%	20.20%	26.06%
S&P 500 Index	22.32%	13.41%	15.51%
NYSE Technology Index	65.87%	20.65%	26.63%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 2,347,377,243
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 5,434,490
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$2,347,377,243 Number of Portfolio Holdings36 Portfolio Turnover Rate15% Total Advisory Fees Paid$5,434,490
Holdings [Text Block]

Top Ten Industries

Table Summary
Industries	%
Semiconductors & Semiconductor Equipment	58.2%
Software	13.4%
Communications Equipment	5.9%
Interactive Media & Services	4.1%
Broadline Retail	3.4%
IT Services	3.3%
Electronic Equipment, Instruments & Components	2.8%
Technology Hardware, Storage & Peripherals	2.1%
Automobiles	1.9%
Ground Transportation	1.7%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Micron Technology, Inc.	9.7%
Intel Corp.	7.5%
Marvell Technology, Inc.	7.2%
Applied Materials, Inc.	5.7%
Advanced Micro Devices, Inc.	5.6%
Lam Research Corp.	5.5%
ASML Holding NV NY Reg Shares	3.7%
Texas Instruments, Inc.	3.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Crowdstrike Holdings, Inc., Class A	3.1%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® NYSE Technology ETF to the State Street® SPDR® NYSE Technology ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® NYSE Technology ETF to the State Street® SPDR® NYSE Technology ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

C000033537
Shareholder Report [Line Items]
Fund Name	State Street<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> SPDR<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 16px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Pharmaceuticals ETF
Trading Symbol	XPH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street® SPDR® S&P® Pharmaceuticals ETF (the "Fund") for the period of July 1, 2025 through June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs. You can also request this information about the Fund by contacting us at 1-866-787-2257.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-787-2257
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=etfs
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street® SPDR® S&P® Pharmaceuticals ETF	$46	0.35%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the fiscal year, the Pharmaceutical industry delivered strong performance, driven by continued demand for innovative therapies and significant advances in obesity, diabetes, oncology, and specialty medicine treatments. GLP‑1 therapies remained a major growth catalyst, supporting revenue expansion and prompting increased investment across the broader biopharmaceutical landscape. Industry fundamentals also benefited from a healthy pace of product launches, positive clinical trial results, and ongoing development of next-generation therapies. While companies continued to navigate patent expirations, generic competition, pricing pressures, and regulatory scrutiny, these challenges were more than offset by strong growth from innovative drug portfolios and robust research pipelines. The sector also continued to leverage artificial intelligence and advanced analytics to enhance drug discovery and development productivity. As a result, the Pharmaceutical industry significantly outperformed the S&P 500 (+22.32%) during the fiscal year while surpassing them handily in all 4 fiscal quarters, reflecting investor confidence in the industry's earnings growth prospects, innovation pipeline, and expanding addressable markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
Table Summary
	XPH	S&P 500 Index	S&P Pharmaceuticals Select Industry Index
06/30/16	$10,000	$10,000	$10,000
07/31/16	$10,987	$10,369	$10,989
08/31/16	$10,725	$10,383	$10,729
09/30/16	$10,574	$10,385	$10,580
10/31/16	$9,512	$10,196	$9,517
11/30/16	$9,404	$10,573	$9,405
12/31/16	$9,374	$10,782	$9,376
01/31/17	$9,298	$10,987	$9,301
02/28/17	$10,041	$11,423	$10,047
03/31/17	$10,047	$11,436	$10,055
04/30/17	$10,338	$11,554	$10,346
05/31/17	$10,014	$11,716	$10,021
06/30/17	$10,350	$11,790	$10,358
07/31/17	$10,384	$12,032	$10,392
08/31/17	$10,318	$12,069	$10,328
09/30/17	$10,251	$12,318	$10,262
10/31/17	$9,779	$12,605	$9,790
11/30/17	$10,366	$12,992	$10,380
12/31/17	$10,502	$13,136	$10,518
01/31/18	$10,776	$13,888	$10,794
02/28/18	$10,044	$13,377	$10,062
03/31/18	$10,119	$13,037	$10,140
04/30/18	$9,721	$13,087	$9,742
05/31/18	$10,174	$13,402	$10,199
06/30/18	$10,399	$13,484	$10,428
07/31/18	$11,240	$13,986	$11,275
08/31/18	$12,077	$14,442	$12,110
09/30/18	$11,761	$14,524	$11,796
10/31/18	$10,479	$13,531	$10,510
11/30/18	$10,568	$13,807	$10,602
12/31/18	$8,905	$12,560	$8,937
01/31/19	$9,747	$13,567	$9,784
02/28/19	$10,421	$14,003	$10,463
03/31/19	$10,120	$14,275	$10,164
04/30/19	$9,688	$14,853	$9,723
05/31/19	$8,945	$13,909	$8,977
06/30/19	$9,688	$14,889	$9,727
07/31/19	$9,254	$15,103	$9,291
08/31/19	$8,641	$14,864	$8,675
09/30/19	$8,702	$15,142	$8,736
10/31/19	$9,453	$15,470	$9,492
11/30/19	$9,990	$16,031	$10,035
12/31/19	$11,190	$16,515	$11,246
01/31/20	$11,094	$16,509	$11,152
02/29/20	$10,085	$15,150	$10,123
03/31/20	$8,847	$13,279	$8,881
04/30/20	$10,289	$14,981	$10,333
05/31/20	$10,590	$15,694	$10,638
06/30/20	$10,578	$16,006	$10,629
07/31/20	$10,467	$16,909	$10,520
08/31/20	$10,867	$18,124	$10,926
09/30/20	$10,682	$17,436	$10,743
10/31/20	$10,846	$16,972	$10,911
11/30/20	$11,757	$18,830	$11,832
12/31/20	$12,800	$19,554	$12,886
01/31/21	$12,764	$19,356	$12,854
02/28/21	$13,131	$19,890	$13,218
03/31/21	$12,385	$20,761	$12,470
04/30/21	$12,134	$21,869	$12,220
05/31/21	$12,446	$22,022	$12,539
06/30/21	$12,773	$22,536	$12,873
07/31/21	$12,433	$23,071	$12,532
08/31/21	$11,975	$23,773	$12,073
09/30/21	$11,721	$22,667	$11,820
10/31/21	$11,852	$24,255	$11,955
11/30/21	$11,330	$24,087	$11,417
12/31/21	$11,454	$25,167	$11,546
01/31/22	$10,816	$23,864	$10,902
02/28/22	$10,763	$23,150	$10,842
03/31/22	$11,281	$24,009	$11,363
04/30/22	$10,299	$21,916	$10,369
05/31/22	$10,469	$21,956	$10,540
06/30/22	$10,516	$20,144	$10,583
07/31/22	$10,724	$22,001	$10,788
08/31/22	$10,391	$21,104	$10,449
09/30/22	$10,073	$19,160	$10,118
10/31/22	$10,614	$20,711	$10,654
11/30/22	$10,785	$21,869	$10,823
12/31/22	$10,337	$20,609	$10,367
01/31/23	$10,987	$21,904	$11,017
02/28/23	$10,405	$21,369	$10,433
03/31/23	$10,381	$22,154	$10,410
04/30/23	$10,639	$22,500	$10,666
05/31/23	$9,982	$22,598	$10,007
06/30/23	$10,411	$24,091	$10,440
07/31/23	$11,095	$24,865	$11,129
08/31/23	$11,095	$24,469	$11,128
09/30/23	$10,121	$23,302	$10,149
10/31/23	$9,124	$22,812	$9,146
11/30/23	$9,419	$24,895	$9,436
12/31/23	$10,633	$26,026	$10,653
01/31/24	$10,740	$26,464	$10,758
02/29/24	$11,363	$27,877	$11,385
03/31/24	$11,067	$28,774	$11,089
04/30/24	$10,214	$27,599	$10,235
05/31/24	$10,377	$28,967	$10,398
06/30/24	$10,259	$30,006	$10,281
07/31/24	$11,149	$30,372	$11,176
08/31/24	$11,515	$31,108	$11,531
09/30/24	$11,493	$31,773	$11,490
10/31/24	$11,914	$31,485	$11,908
11/30/24	$11,958	$33,333	$11,935
12/31/24	$11,177	$32,538	$11,156
01/31/25	$11,721	$33,444	$11,699
02/28/25	$11,581	$33,008	$11,562
03/31/25	$11,433	$31,148	$11,416
04/30/25	$10,764	$30,937	$10,739
05/31/25	$10,591	$32,884	$10,569
06/30/25	$10,588	$34,556	$10,570
07/31/25	$10,777	$35,332	$10,761
08/31/25	$12,391	$36,048	$12,357
09/30/25	$12,563	$37,364	$12,520
10/31/25	$13,017	$38,239	$12,975
11/30/25	$14,328	$38,333	$14,286
12/31/25	$14,712	$38,356	$14,676
01/31/26	$14,517	$38,912	$14,486
02/28/26	$15,064	$38,616	$15,035
03/31/26	$14,183	$36,694	$14,158
04/30/26	$15,152	$40,544	$15,129
05/31/26	$15,316	$42,678	$15,297
06/30/26	$17,458	$42,271	$17,445

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	10 Years
XPH	64.89%	6.45%	5.73%
S&P 500 Index	22.32%	13.41%	15.51%
S&P Pharmaceuticals Select Industry Index	65.05%	6.27%	5.72%

Material Change Date	Jun. 30, 2026
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-866-787-2257 or visiting our website at www.ssga.com.
AssetsNet	$ 428,432,218
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 880,051
InvestmentCompanyPortfolioTurnover	69.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 6/30/2026

Total Net Assets$428,432,218 Number of Portfolio Holdings67 Portfolio Turnover Rate69% Total Advisory Fees Paid$880,051
Holdings [Text Block]

Top Industries

Table Summary
Industries	%
Pharmaceuticals	100.0%

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holdings	%
Definium Therapeutics, Inc.	3.1%
MBX Biosciences, Inc.	2.7%
Alumis, Inc.	2.1%
AtaiBeckley, Inc.	2.1%
Trevi Therapeutics, Inc.	2.1%
Enliven Therapeutics, Inc.	2.1%
Amylyx Pharmaceuticals, Inc.	2.0%
VeraDermics, Inc.	2.0%
Ligand Pharmaceuticals, Inc.	1.9%
Nuvation Bio, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Pharmaceuticals ETF to the State Street® SPDR® S&P® Pharmaceuticals ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Material Fund Change Name [Text Block]

Effective October 31, 2025, the Fund’s name changed from the SPDR® S&P® Pharmaceuticals ETF to the State Street® SPDR® S&P® Pharmaceuticals ETF. This change did not result in any changes to the Fund’s Investment Objective, Principal Investment Strategies or Principal Risks of Investing in the Fund.

Summary of Change Legend [Text Block]

This is a summary of certain changes of the Fund that occurred during the reporting period ended June 30, 2026. For more information contact 1-866-787-2257 (toll free) or refer to the Prospectus, which can be found on the Fund's website below.